UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds
(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
                          Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2023 to September 30, 2024

Item 1. Reports to Shareholders.

a.)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

AQR Emerging Multi-Style II Fund

Class I: QTELX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.72%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 29.64%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 26.05%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Energy, Financials, and Industrials.

  For sector selection, gains were primarily driven by an overweight to Information Technology, along with underweights to Consumer Staples and Materials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Consumer Staples and Communication Services.

  For sector selection, gains were partially offset by losses due to an overweight to Energy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Emerging Net Total Return USD Index
2/11/2015	$10,000	$10,000
9/30/2015	$8,310	$8,399
9/30/2016	$9,319	$9,809
9/30/2017	$11,448	$12,012
9/30/2018	$11,065	$11,915
9/30/2019	$10,437	$11,674
9/30/2020	$11,578	$12,905
9/30/2021	$13,577	$15,254
9/30/2022	$9,677	$10,965
9/30/2023	$11,174	$12,248
9/30/2024	$14,486	$15,439

Average Annual Total Returns

	1 Year	5 Year	Since Inception (2/11/2015)
Class I	29.64%	6.78%	3.92%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

Key Fund Statistics

  Net Assets$532,188,221
  Total Number of Portfolio Holdings256
  Total Advisory Fees Paid (net of reimbursements)$2,167,509
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

Geographic Allocation

Country	% of Net Assets
China	27.5
India	17.5
Taiwan	16.0
South Korea	10.8
United States	6.2
South Africa	3.8
Brazil	3.2
Saudi Arabia	2.9
Mexico	2.9
Indonesia	2.6
Other	7.4

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0
Limited Purpose Cash Investment Fund	5.7
Tencent Holdings Ltd.	3.6
Samsung Electronics Co. Ltd.	2.2
China Construction Bank Corp., Class H	2.0
MediaTek, Inc.	1.8
Hon Hai Precision Industry Co. Ltd.	1.6
JD.com, Inc., Class A	1.5
NTPC Ltd.	1.5
CITIC Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Emerging Multi-Style II Fund

Class N: QTENX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$112	0.97%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 29.36%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 26.05%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Energy, Financials, and Industrials.

  For sector selection, gains were primarily driven by an overweight to Information Technology, along with underweights to Consumer Staples and Materials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Consumer Staples and Communication Services.

  For sector selection, gains were partially offset by losses due to an overweight to Energy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Emerging Net Total Return USD Index
2/11/2015	$10,000	$10,000
9/30/2015	$8,300	$8,399
9/30/2016	$9,280	$9,809
9/30/2017	$11,381	$12,012
9/30/2018	$10,959	$11,915
9/30/2019	$10,311	$11,674
9/30/2020	$11,408	$12,905
9/30/2021	$13,344	$15,254
9/30/2022	$9,495	$10,965
9/30/2023	$10,915	$12,248
9/30/2024	$14,120	$15,439

Average Annual Total Returns

	1 Year	5 Year	Since Inception (2/11/2015)
Class N	29.36%	6.49%	3.64%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

Key Fund Statistics

  Net Assets$532,188,221
  Total Number of Portfolio Holdings256
  Total Advisory Fees Paid (net of reimbursements)$2,167,509
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

Geographic Allocation

Country	% of Net Assets
China	27.5
India	17.5
Taiwan	16.0
South Korea	10.8
United States	6.2
South Africa	3.8
Brazil	3.2
Saudi Arabia	2.9
Mexico	2.9
Indonesia	2.6
Other	7.4

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0
Limited Purpose Cash Investment Fund	5.7
Tencent Holdings Ltd.	3.6
Samsung Electronics Co. Ltd.	2.2
China Construction Bank Corp., Class H	2.0
MediaTek, Inc.	1.8
Hon Hai Precision Industry Co. Ltd.	1.6
JD.com, Inc., Class A	1.5
NTPC Ltd.	1.5
CITIC Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Emerging Multi-Style II Fund

Class R6: QTERX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.62%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 29.78%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 26.05%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Energy, Financials, and Industrials.

  For sector selection, gains were primarily driven by an overweight to Information Technology, along with underweights to Consumer Staples and Materials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Consumer Staples and Communication Services.

  For sector selection, gains were partially offset by losses due to an overweight to Energy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Emerging Net Total Return USD Index
2/11/2015	$50,000,000	$50,000,000
9/30/2015	$41,600,000	$41,996,565
9/30/2016	$46,611,150	$49,044,953
9/30/2017	$57,354,020	$60,060,164
9/30/2018	$55,479,085	$59,572,617
9/30/2019	$52,376,585	$58,371,322
9/30/2020	$58,152,185	$64,522,947
9/30/2021	$68,223,830	$76,268,858
9/30/2022	$48,680,415	$54,826,463
9/30/2023	$56,283,100	$61,240,794
9/30/2024	$73,042,550	$77,195,321

Average Annual Total Returns

	1 Year	5 Year	Since Inception (2/11/2015)
Class R6	29.78%	6.88%	4.01%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

Key Fund Statistics

  Net Assets$532,188,221
  Total Number of Portfolio Holdings256
  Total Advisory Fees Paid (net of reimbursements)$2,167,509
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

Geographic Allocation

Country	% of Net Assets
China	27.5
India	17.5
Taiwan	16.0
South Korea	10.8
United States	6.2
South Africa	3.8
Brazil	3.2
Saudi Arabia	2.9
Mexico	2.9
Indonesia	2.6
Other	7.4

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0
Limited Purpose Cash Investment Fund	5.7
Tencent Holdings Ltd.	3.6
Samsung Electronics Co. Ltd.	2.2
China Construction Bank Corp., Class H	2.0
MediaTek, Inc.	1.8
Hon Hai Precision Industry Co. Ltd.	1.6
JD.com, Inc., Class A	1.5
NTPC Ltd.	1.5
CITIC Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class I: AQGIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.81%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 31.91%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 32.43%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by underweight positions to Sweden and France.

  For stock selection within sector, stock selection within Industrials, Information Technology, and Financials contributed over the period.

  For sector selection, an underweight to Health Care and an overweight to Financials contributed over the period.

  For currency selection, underweight positions to the Swiss franc and the U.S. dollar contributed over the period.

  For country selection, an overweight position to the U.K. detracted from performance.

  For stock selection within sector, stock selection within Materials, Health Care and Consumer Discretionary detracted from performance.

  For sector selection, an overweight to Energy detracted from performance.

  For currency selection, losses were primarily driven by overweight positions to the Norwegian krone and the Euro.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI World Net Total Return USD Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,836	$9,491
9/30/2016	$10,950	$10,569
9/30/2017	$13,217	$12,489
9/30/2018	$14,228	$13,892
9/30/2019	$13,406	$14,146
9/30/2020	$14,275	$15,618
9/30/2021	$17,531	$20,119
9/30/2022	$14,642	$16,169
9/30/2023	$18,401	$19,719
9/30/2024	$24,272	$26,114

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	31.91%	12.61%	9.27%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

Key Fund Statistics

  Net Assets$391,201,374
  Total Number of Portfolio Holdings373
  Total Advisory Fees Paid (net of reimbursements)$2,072,636
  Portfolio Turnover Rate (excludes derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

Geographic Allocation

Country	% of Net Assets
United States	72.1
Japan	5.7
United Kingdom	3.5
Germany	2.9
France	2.2
Canada	1.8
Italy	1.5
Switzerland	1.2
Netherlands	1.2
Spain	1.2
Other	3.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.4
NVIDIA Corp.	4.2
Apple, Inc.	3.2
Microsoft Corp.	2.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.3
Amazon.com, Inc.	2.0
Exxon Mobil Corp.	1.6
Meta Platforms, Inc., Class A	1.4
Broadcom, Inc.	1.4
Eli Lilly & Co.	1.3

Currency Allocation

Currency	% of Net Assets
USD	72.0
EUR	9.9
JPY	5.7
GBP	3.8
CAD	1.8
CHF	1.4
AUD	0.9
HKD	0.6
DKK	0.5
SEK	0.2
Other	0.0Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class N: AQGNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$123	1.06%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 31.57%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 32.43%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by underweight positions to Sweden and France.

  For stock selection within sector, stock selection within Industrials, Information Technology, and Financials contributed over the period.

  For sector selection, an underweight to Health Care and an overweight to Financials contributed over the period.

  For currency selection, underweight positions to the Swiss franc and the U.S. dollar contributed over the period.

  For country selection, an overweight position to the U.K. detracted from performance.

  For stock selection within sector, stock selection within Materials, Health Care and Consumer Discretionary detracted from performance.

  For sector selection, an overweight to Energy detracted from performance.

  For currency selection, losses were primarily driven by overweight positions to the Norwegian krone and the Euro.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI World Net Total Return USD Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,814	$9,491
9/30/2016	$10,886	$10,569
9/30/2017	$13,126	$12,489
9/30/2018	$14,091	$13,892
9/30/2019	$13,222	$14,146
9/30/2020	$14,048	$15,618
9/30/2021	$17,203	$20,119
9/30/2022	$14,331	$16,169
9/30/2023	$17,961	$19,719
9/30/2024	$23,631	$26,114

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	31.57%	12.31%	8.98%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

Key Fund Statistics

  Net Assets$391,201,374
  Total Number of Portfolio Holdings373
  Total Advisory Fees Paid (net of reimbursements)$2,072,636
  Portfolio Turnover Rate (excludes derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

Geographic Allocation

Country	% of Net Assets
United States	72.1
Japan	5.7
United Kingdom	3.5
Germany	2.9
France	2.2
Canada	1.8
Italy	1.5
Switzerland	1.2
Netherlands	1.2
Spain	1.2
Other	3.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.4
NVIDIA Corp.	4.2
Apple, Inc.	3.2
Microsoft Corp.	2.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.3
Amazon.com, Inc.	2.0
Exxon Mobil Corp.	1.6
Meta Platforms, Inc., Class A	1.4
Broadcom, Inc.	1.4
Eli Lilly & Co.	1.3

Currency Allocation

Currency	% of Net Assets
USD	72.0
EUR	9.9
JPY	5.7
GBP	3.8
CAD	1.8
CHF	1.4
AUD	0.9
HKD	0.6
DKK	0.5
SEK	0.2
Other	0.0Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class R6: AQGRX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.71%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 32.01%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 32.43%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by underweight positions to Sweden and France.

  For stock selection within sector, stock selection within Industrials, Information Technology, and Financials contributed over the period.

  For sector selection, an underweight to Health Care and an overweight to Financials contributed over the period.

  For currency selection, underweight positions to the Swiss franc and the U.S. dollar contributed over the period.

  For country selection, an overweight position to the U.K. detracted from performance.

  For stock selection within sector, stock selection within Materials, Health Care and Consumer Discretionary detracted from performance.

  For sector selection, an overweight to Energy detracted from performance.

  For currency selection, losses were primarily driven by overweight positions to the Norwegian krone and the Euro.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI World Net Total Return USD Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$49,320,765	$47,454,317
9/30/2016	$54,908,838	$52,844,018
9/30/2017	$66,427,737	$62,443,413
9/30/2018	$71,566,721	$69,460,520
9/30/2019	$67,511,737	$70,729,950
9/30/2020	$71,829,844	$78,090,954
9/30/2021	$88,348,592	$100,597,416
9/30/2022	$73,880,000	$80,847,261
9/30/2023	$92,938,201	$98,596,387
9/30/2024	$122,685,257	$130,567,761

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	32.01%	12.69%	9.39%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

Key Fund Statistics

  Net Assets$391,201,374
  Total Number of Portfolio Holdings373
  Total Advisory Fees Paid (net of reimbursements)$2,072,636
  Portfolio Turnover Rate (excludes derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

Geographic Allocation

Country	% of Net Assets
United States	72.1
Japan	5.7
United Kingdom	3.5
Germany	2.9
France	2.2
Canada	1.8
Italy	1.5
Switzerland	1.2
Netherlands	1.2
Spain	1.2
Other	3.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.4
NVIDIA Corp.	4.2
Apple, Inc.	3.2
Microsoft Corp.	2.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.3
Amazon.com, Inc.	2.0
Exxon Mobil Corp.	1.6
Meta Platforms, Inc., Class A	1.4
Broadcom, Inc.	1.4
Eli Lilly & Co.	1.3

Currency Allocation

Currency	% of Net Assets
USD	72.0
EUR	9.9
JPY	5.7
GBP	3.8
CAD	1.8
CHF	1.4
AUD	0.9
HKD	0.6
DKK	0.5
SEK	0.2
Other	0.0Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class I: ANDIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.57%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 21.23%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an underweight to Consumer Discretionary.

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Staples and Consumer Discretionary.

  For sector selection, losses were driven by an overweight to Consumer Staples and underweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Communication Services and Industrials.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,311	$8,986
9/30/2016	$10,507	$9,630
9/30/2017	$11,693	$11,434
9/30/2018	$12,061	$11,739
9/30/2019	$12,083	$11,628
9/30/2020	$12,472	$11,646
9/30/2021	$14,522	$14,733
9/30/2022	$11,297	$11,210
9/30/2023	$13,218	$13,900
9/30/2024	$16,024	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	21.23%	5.81%	4.83%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$249,811,736
  Total Number of Portfolio Holdings252
  Total Advisory Fees Paid (net of reimbursements)$802,658
  Portfolio Turnover Rate (excludes derivatives, if any)22%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

Geographic Allocation

Country	% of Net Assets
Japan	21.8
Canada	11.5
United Kingdom	9.6
Australia	7.6
France	7.4
United States	6.7
Switzerland	6.0
Germany	5.8
Netherlands	3.6
Singapore	3.2
Other	16.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	2.7
Beiersdorf AG	1.5
Oversea-Chinese Banking Corp. Ltd.	1.5
Loblaw Cos. Ltd.	1.5
Swisscom AG (Registered)	1.4
Telstra Group Ltd.	1.4
British American Tobacco plc	1.4
Japan Tobacco, Inc.	1.4
Novartis AG (Registered)	1.4
SAP SE	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class N: ANDNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$91	0.82%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 20.93%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an underweight to Consumer Discretionary.

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Staples and Consumer Discretionary.

  For sector selection, losses were driven by an overweight to Consumer Staples and underweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Communication Services and Industrials.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,285	$8,986
9/30/2016	$10,453	$9,630
9/30/2017	$11,604	$11,434
9/30/2018	$11,941	$11,739
9/30/2019	$11,929	$11,628
9/30/2020	$12,291	$11,646
9/30/2021	$14,273	$14,733
9/30/2022	$11,065	$11,210
9/30/2023	$12,924	$13,900
9/30/2024	$15,629	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	20.93%	5.55%	4.57%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$249,811,736
  Total Number of Portfolio Holdings252
  Total Advisory Fees Paid (net of reimbursements)$802,658
  Portfolio Turnover Rate (excludes derivatives, if any)22%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

Geographic Allocation

Country	% of Net Assets
Japan	21.8
Canada	11.5
United Kingdom	9.6
Australia	7.6
France	7.4
United States	6.7
Switzerland	6.0
Germany	5.8
Netherlands	3.6
Singapore	3.2
Other	16.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	2.7
Beiersdorf AG	1.5
Oversea-Chinese Banking Corp. Ltd.	1.5
Loblaw Cos. Ltd.	1.5
Swisscom AG (Registered)	1.4
Telstra Group Ltd.	1.4
British American Tobacco plc	1.4
Japan Tobacco, Inc.	1.4
Novartis AG (Registered)	1.4
SAP SE	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class R6: ANDRX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.47%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 21.29%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an underweight to Consumer Discretionary.

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Staples and Consumer Discretionary.

  For sector selection, losses were driven by an overweight to Consumer Staples and underweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Communication Services and Industrials.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$46,609,333	$44,931,976
9/30/2016	$52,647,470	$48,149,375
9/30/2017	$58,638,864	$57,168,515
9/30/2018	$60,585,012	$58,694,302
9/30/2019	$60,742,648	$58,137,565
9/30/2020	$62,760,574	$58,232,478
9/30/2021	$73,143,723	$73,662,778
9/30/2022	$56,912,470	$56,049,265
9/30/2023	$66,714,074	$69,500,094
9/30/2024	$80,918,015	$86,862,825

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	21.29%	5.90%	4.93%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$249,811,736
  Total Number of Portfolio Holdings252
  Total Advisory Fees Paid (net of reimbursements)$802,658
  Portfolio Turnover Rate (excludes derivatives, if any)22%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

Geographic Allocation

Country	% of Net Assets
Japan	21.8
Canada	11.5
United Kingdom	9.6
Australia	7.6
France	7.4
United States	6.7
Switzerland	6.0
Germany	5.8
Netherlands	3.6
Singapore	3.2
Other	16.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	2.7
Beiersdorf AG	1.5
Oversea-Chinese Banking Corp. Ltd.	1.5
Loblaw Cos. Ltd.	1.5
Swisscom AG (Registered)	1.4
Telstra Group Ltd.	1.4
British American Tobacco plc	1.4
Japan Tobacco, Inc.	1.4
Novartis AG (Registered)	1.4
SAP SE	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class I: AIMOX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.63%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 29.82%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Industrials.

  For sector selection, gains were primarily driven by an underweight to Consumer Staples and an overweight to Industrials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Information Technology and Utilities.

  For sector selection, gains were partially offset by losses from an overweight to Consumer Discretionary and an underweight to Utilities.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,160	$8,986
9/30/2016	$9,745	$9,630
9/30/2017	$11,175	$11,434
9/30/2018	$11,656	$11,739
9/30/2019	$11,276	$11,628
9/30/2020	$12,473	$11,647
9/30/2021	$14,893	$14,733
9/30/2022	$10,867	$11,210
9/30/2023	$13,163	$13,900
9/30/2024	$17,088	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	29.82%	8.67%	5.50%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$202,645,946
  Total Number of Portfolio Holdings282
  Total Advisory Fees Paid (net of reimbursements)$663,436
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

Geographic Allocation

Country	% of Net Assets
Japan	25.3
United States	9.9
Canada	9.8
Germany	8.2
Netherlands	6.0
France	5.9
Denmark	5.7
United Kingdom	5.3
Australia	4.7
Italy	4.7
Other	13.7

Top 10 Holdings

Security	% of Net Assets
Shell plc	4.1
Novo Nordisk A/S, Class B	3.8
Limited Purpose Cash Investment Fund	3.6
ASML Holding NV	2.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.7
Sumitomo Mitsui Financial Group, Inc.	1.7
SAP SE	1.6
Wolters Kluwer NV	1.5
UniCredit SpA	1.4
Ferrari NV	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class N: AIONX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$101	0.88%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 29.55%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Industrials.

  For sector selection, gains were primarily driven by an underweight to Consumer Staples and an overweight to Industrials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Information Technology and Utilities.

  For sector selection, gains were partially offset by losses from an overweight to Consumer Discretionary and an underweight to Utilities.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,138	$8,986
9/30/2016	$9,701	$9,630
9/30/2017	$11,096	$11,434
9/30/2018	$11,541	$11,739
9/30/2019	$11,137	$11,628
9/30/2020	$12,287	$11,647
9/30/2021	$14,645	$14,733
9/30/2022	$10,657	$11,210
9/30/2023	$12,875	$13,900
9/30/2024	$16,680	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	29.55%	8.42%	5.25%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$202,645,946
  Total Number of Portfolio Holdings282
  Total Advisory Fees Paid (net of reimbursements)$663,436
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

Geographic Allocation

Country	% of Net Assets
Japan	25.3
United States	9.9
Canada	9.8
Germany	8.2
Netherlands	6.0
France	5.9
Denmark	5.7
United Kingdom	5.3
Australia	4.7
Italy	4.7
Other	13.7

Top 10 Holdings

Security	% of Net Assets
Shell plc	4.1
Novo Nordisk A/S, Class B	3.8
Limited Purpose Cash Investment Fund	3.6
ASML Holding NV	2.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.7
Sumitomo Mitsui Financial Group, Inc.	1.7
SAP SE	1.6
Wolters Kluwer NV	1.5
UniCredit SpA	1.4
Ferrari NV	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class R6: QIORX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.53%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 29.98%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within Industrials.

  For sector selection, gains were primarily driven by an underweight to Consumer Staples and an overweight to Industrials.

  For stock selection within sector, gains were partially offset by losses from stock selection within Information Technology and Utilities.

  For sector selection, gains were partially offset by losses from an overweight to Consumer Discretionary and an underweight to Utilities.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$45,879,793	$44,931,976
9/30/2016	$48,875,920	$48,149,375
9/30/2017	$56,111,801	$57,168,515
9/30/2018	$58,549,364	$58,694,302
9/30/2019	$56,706,155	$58,137,565
9/30/2020	$62,764,321	$58,232,478
9/30/2021	$75,037,366	$73,662,778
9/30/2022	$54,818,002	$56,049,265
9/30/2023	$66,445,586	$69,500,094
9/30/2024	$86,368,614	$86,862,825

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	29.98%	8.78%	5.62%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$202,645,946
  Total Number of Portfolio Holdings282
  Total Advisory Fees Paid (net of reimbursements)$663,436
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

Geographic Allocation

Country	% of Net Assets
Japan	25.3
United States	9.9
Canada	9.8
Germany	8.2
Netherlands	6.0
France	5.9
Denmark	5.7
United Kingdom	5.3
Australia	4.7
Italy	4.7
Other	13.7

Top 10 Holdings

Security	% of Net Assets
Shell plc	4.1
Novo Nordisk A/S, Class B	3.8
Limited Purpose Cash Investment Fund	3.6
ASML Holding NV	2.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.7
Sumitomo Mitsui Financial Group, Inc.	1.7
SAP SE	1.6
Wolters Kluwer NV	1.5
UniCredit SpA	1.4
Ferrari NV	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class I: QICLX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.62%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 23.85%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Financials, Industrials, and Consumer Staples.

  For sector selection, gains were primarily driven by underweights to Consumer Staples and Consumer Discretionary and overweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Information Technology, Utilities, Health Care, and Consumer Discretionary.

  For sector selection, overweights to Energy and Information Technology detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,122	$8,986
9/30/2016	$9,270	$9,630
9/30/2017	$11,116	$11,434
9/30/2018	$11,206	$11,739
9/30/2019	$10,941	$11,628
9/30/2020	$10,885	$11,646
9/30/2021	$13,603	$14,733
9/30/2022	$10,390	$11,210
9/30/2023	$13,334	$13,900
9/30/2024	$16,514	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	23.85%	8.58%	5.14%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$599,418,915
  Total Number of Portfolio Holdings230
  Total Advisory Fees Paid (net of reimbursements)$1,954,099
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

Geographic Allocation

Country	% of Net Assets
Japan	20.0
Canada	11.4
United Kingdom	9.5
France	8.0
Germany	7.9
United States	7.2
Australia	6.9
Switzerland	6.7
Netherlands	4.8
Denmark	3.4
Other	13.6

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.5
Novartis AG (Registered)	2.3
Novo Nordisk A/S, Class B	2.1
SAP SE	1.7
TotalEnergies SE	1.6
ABB Ltd. (Registered)	1.5
Rolls-Royce Holdings plc	1.5
BHP Group Ltd.	1.4
Cie de Saint-Gobain SA	1.4
Fortescue Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class N: QICNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$97	0.87%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 23.59%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Financials, Industrials, and Consumer Staples.

  For sector selection, gains were primarily driven by underweights to Consumer Staples and Consumer Discretionary and overweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Information Technology, Utilities, Health Care, and Consumer Discretionary.

  For sector selection, overweights to Energy and Information Technology detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,100	$8,986
9/30/2016	$9,216	$9,630
9/30/2017	$11,030	$11,434
9/30/2018	$11,077	$11,739
9/30/2019	$10,796	$11,628
9/30/2020	$10,714	$11,646
9/30/2021	$13,358	$14,733
9/30/2022	$10,180	$11,210
9/30/2023	$13,019	$13,900
9/30/2024	$16,089	$17,373

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	23.59%	8.31%	4.87%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$599,418,915
  Total Number of Portfolio Holdings230
  Total Advisory Fees Paid (net of reimbursements)$1,954,099
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

Geographic Allocation

Country	% of Net Assets
Japan	20.0
Canada	11.4
United Kingdom	9.5
France	8.0
Germany	7.9
United States	7.2
Australia	6.9
Switzerland	6.7
Netherlands	4.8
Denmark	3.4
Other	13.6

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.5
Novartis AG (Registered)	2.3
Novo Nordisk A/S, Class B	2.1
SAP SE	1.7
TotalEnergies SE	1.6
ABB Ltd. (Registered)	1.5
Rolls-Royce Holdings plc	1.5
BHP Group Ltd.	1.4
Cie de Saint-Gobain SA	1.4
Fortescue Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class R6: QICRX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.52%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 23.92%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 24.98%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Financials, Industrials, and Consumer Staples.

  For sector selection, gains were primarily driven by underweights to Consumer Staples and Consumer Discretionary and overweights to Financials and Industrials.

  For stock selection within sector, losses were driven by stock selection within Information Technology, Utilities, Health Care, and Consumer Discretionary.

  For sector selection, overweights to Energy and Information Technology detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$45,660,798	$44,931,976
9/30/2016	$46,443,814	$48,149,375
9/30/2017	$55,751,600	$57,168,515
9/30/2018	$56,207,206	$58,694,302
9/30/2019	$54,978,248	$58,137,565
9/30/2020	$54,718,806	$58,232,478
9/30/2021	$68,468,845	$73,662,778
9/30/2022	$52,378,897	$56,049,265
9/30/2023	$67,262,476	$69,500,094
9/30/2024	$83,352,053	$86,862,825

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	23.92%	8.68%	5.24%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

Key Fund Statistics

  Net Assets$599,418,915
  Total Number of Portfolio Holdings230
  Total Advisory Fees Paid (net of reimbursements)$1,954,099
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

Geographic Allocation

Country	% of Net Assets
Japan	20.0
Canada	11.4
United Kingdom	9.5
France	8.0
Germany	7.9
United States	7.2
Australia	6.9
Switzerland	6.7
Netherlands	4.8
Denmark	3.4
Other	13.6

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.5
Novartis AG (Registered)	2.3
Novo Nordisk A/S, Class B	2.1
SAP SE	1.7
TotalEnergies SE	1.6
ABB Ltd. (Registered)	1.5
Rolls-Royce Holdings plc	1.5
BHP Group Ltd.	1.4
Cie de Saint-Gobain SA	1.4
Fortescue Ltd.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class I: AUEIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.38%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 25.38%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Discretionary and Energy.

  For sector selection, losses were partially offset by gains from underweights to Consumer Discretionary and Materials.

  For stock selection within sector, losses were primarily driven by stock selection within Information Technology and Financials.

  For sector selection, losses were primarily driven by an underweight to Information Technology and an overweight to Consumer Staples and Health Care.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,913	$9,939
9/30/2016	$12,441	$11,423
9/30/2017	$14,721	$13,540
9/30/2018	$17,506	$15,946
9/30/2019	$19,185	$16,563
9/30/2020	$21,143	$19,215
9/30/2021	$25,482	$25,165
9/30/2022	$22,068	$20,833
9/30/2023	$24,784	$25,248
9/30/2024	$31,073	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	25.38%	10.12%	12.01%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$2,517,312,553
  Total Number of Portfolio Holdings163
  Total Advisory Fees Paid (net of reimbursements)$6,732,065
  Portfolio Turnover Rate (excludes derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.4
Walmart, Inc.	1.6
Cisco Systems, Inc.	1.6
Progressive Corp. (The)	1.6
Mastercard, Inc., Class A	1.5
CME Group, Inc.	1.5
Lockheed Martin Corp.	1.5
Apple, Inc.	1.5
Visa, Inc., Class A	1.5
Coca-Cola Co. (The)	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class N: AUENX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$74	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 25.02%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Discretionary and Energy.

  For sector selection, losses were partially offset by gains from underweights to Consumer Discretionary and Materials.

  For stock selection within sector, losses were primarily driven by stock selection within Information Technology and Financials.

  For sector selection, losses were primarily driven by an underweight to Information Technology and an overweight to Consumer Staples and Health Care.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,889	$9,939
9/30/2016	$12,390	$11,423
9/30/2017	$14,619	$13,540
9/30/2018	$17,335	$15,946
9/30/2019	$18,948	$16,563
9/30/2020	$20,832	$19,215
9/30/2021	$25,034	$25,165
9/30/2022	$21,615	$20,833
9/30/2023	$24,213	$25,248
9/30/2024	$30,272	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	25.02%	9.82%	11.71%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$2,517,312,553
  Total Number of Portfolio Holdings163
  Total Advisory Fees Paid (net of reimbursements)$6,732,065
  Portfolio Turnover Rate (excludes derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.4
Walmart, Inc.	1.6
Cisco Systems, Inc.	1.6
Progressive Corp. (The)	1.6
Mastercard, Inc., Class A	1.5
CME Group, Inc.	1.5
Lockheed Martin Corp.	1.5
Apple, Inc.	1.5
Visa, Inc., Class A	1.5
Coca-Cola Co. (The)	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class R6: QUERX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favours lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 25.42%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within Consumer Discretionary and Energy.

  For sector selection, losses were partially offset by gains from underweights to Consumer Discretionary and Materials.

  For stock selection within sector, losses were primarily driven by stock selection within Information Technology and Financials.

  For sector selection, losses were primarily driven by an underweight to Information Technology and an overweight to Consumer Staples and Health Care.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$54,616,571	$49,693,166
9/30/2016	$62,331,709	$57,113,240
9/30/2017	$73,818,500	$67,701,043
9/30/2018	$87,834,303	$79,728,098
9/30/2019	$96,372,157	$82,815,903
9/30/2020	$106,320,693	$96,077,302
9/30/2021	$128,166,780	$125,826,338
9/30/2022	$111,103,344	$104,164,992
9/30/2023	$124,894,566	$126,241,435
9/30/2024	$156,647,054	$171,284,140

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	25.42%	10.20%	12.10%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$2,517,312,553
  Total Number of Portfolio Holdings163
  Total Advisory Fees Paid (net of reimbursements)$6,732,065
  Portfolio Turnover Rate (excludes derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.4
Walmart, Inc.	1.6
Cisco Systems, Inc.	1.6
Progressive Corp. (The)	1.6
Mastercard, Inc., Class A	1.5
CME Group, Inc.	1.5
Lockheed Martin Corp.	1.5
Apple, Inc.	1.5
Visa, Inc., Class A	1.5
Coca-Cola Co. (The)	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class I: AMOMX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.41%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 39.57%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, gains were primarily driven by an overweight to Information Technology and underweights to Energy and Consumer Staples.

  For stock selection within sector, gains were partially offset by losses from stock selection within Financials.

  For sector selection, an overweight to Consumer Discretionary was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,018	$9,939
9/30/2016	$11,132	$11,423
9/30/2017	$12,954	$13,540
9/30/2018	$16,056	$15,946
9/30/2019	$16,278	$16,563
9/30/2020	$19,456	$19,215
9/30/2021	$25,009	$25,165
9/30/2022	$20,830	$20,833
9/30/2023	$23,672	$25,248
9/30/2024	$33,038	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	39.57%	15.21%	12.69%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$676,387,586
  Total Number of Portfolio Holdings292
  Total Advisory Fees Paid (net of reimbursements)$1,512,087
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	7.6
Microsoft Corp.	6.6
Limited Purpose Cash Investment Fund	4.4
Meta Platforms, Inc., Class A	3.8
Alphabet, Inc., Class A	3.4
Amazon.com, Inc.	3.2
Eli Lilly & Co.	2.8
Broadcom, Inc.	2.3
JPMorgan Chase & Co.	1.7
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class N: AMONX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 39.22%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, gains were primarily driven by an overweight to Information Technology and underweights to Energy and Consumer Staples.

  For stock selection within sector, gains were partially offset by losses from stock selection within Financials.

  For sector selection, an overweight to Consumer Discretionary was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,990	$9,939
9/30/2016	$11,078	$11,423
9/30/2017	$12,858	$13,540
9/30/2018	$15,894	$15,946
9/30/2019	$16,075	$16,563
9/30/2020	$19,161	$19,215
9/30/2021	$24,578	$25,165
9/30/2022	$20,406	$20,833
9/30/2023	$23,145	$25,248
9/30/2024	$32,221	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	39.22%	14.92%	12.41%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$676,387,586
  Total Number of Portfolio Holdings292
  Total Advisory Fees Paid (net of reimbursements)$1,512,087
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	7.6
Microsoft Corp.	6.6
Limited Purpose Cash Investment Fund	4.4
Meta Platforms, Inc., Class A	3.8
Alphabet, Inc., Class A	3.4
Amazon.com, Inc.	3.2
Eli Lilly & Co.	2.8
Broadcom, Inc.	2.3
JPMorgan Chase & Co.	1.7
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class R6: QMORX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 39.74%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, gains were primarily driven by an overweight to Information Technology and underweights to Energy and Consumer Staples.

  For stock selection within sector, gains were partially offset by losses from stock selection within Financials.

  For sector selection, an overweight to Consumer Discretionary was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$50,139,219	$49,693,166
9/30/2016	$55,770,315	$57,113,240
9/30/2017	$64,954,456	$67,701,043
9/30/2018	$80,583,371	$79,728,098
9/30/2019	$81,777,426	$82,815,903
9/30/2020	$97,858,709	$96,077,302
9/30/2021	$125,928,990	$125,826,338
9/30/2022	$104,978,132	$104,164,992
9/30/2023	$119,404,842	$126,241,435
9/30/2024	$166,855,710	$171,284,140

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	39.74%	15.33%	12.81%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$676,387,586
  Total Number of Portfolio Holdings292
  Total Advisory Fees Paid (net of reimbursements)$1,512,087
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	7.6
Microsoft Corp.	6.6
Limited Purpose Cash Investment Fund	4.4
Meta Platforms, Inc., Class A	3.8
Alphabet, Inc., Class A	3.4
Amazon.com, Inc.	3.2
Eli Lilly & Co.	2.8
Broadcom, Inc.	2.3
JPMorgan Chase & Co.	1.7
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Multi-Style Fund

Class I: QCELX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.41%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 33.33%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  The Fund’s underperformance was partially offset by gains from stock selection within Consumer Discretionary and Industrials sectors.

  For sector selection, an overweight to Information Technology and underweights to Health Care and Consumer Staples drove gains over the period.

  For stock selection within sector, losses were driven by stock selection within Information Technology.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,995	$9,939
9/30/2016	$10,656	$11,423
9/30/2017	$13,002	$13,540
9/30/2018	$14,837	$15,946
9/30/2019	$14,310	$16,563
9/30/2020	$15,784	$19,215
9/30/2021	$20,536	$25,165
9/30/2022	$17,746	$20,833
9/30/2023	$21,678	$25,248
9/30/2024	$28,904	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	33.33%	15.10%	11.20%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$1,218,302,151
  Total Number of Portfolio Holdings181
  Total Advisory Fees Paid (net of reimbursements)$2,649,546
  Portfolio Turnover Rate (excludes derivatives, if any)62%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

Top 10 Holdings

Security	% of Net Assets
Microsoft Corp.	6.3
Apple, Inc.	5.7
NVIDIA Corp.	5.2
Limited Purpose Cash Investment Fund	5.1
Meta Platforms, Inc., Class A	2.6
Amazon.com, Inc.	1.9
Berkshire Hathaway, Inc., Class B	1.5
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
Broadcom, Inc.	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Multi-Style Fund

Class N: QCENX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 32.97%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  The Fund’s underperformance was partially offset by gains from stock selection within Consumer Discretionary and Industrials sectors.

  For sector selection, an overweight to Information Technology and underweights to Health Care and Consumer Staples drove gains over the period.

  For stock selection within sector, losses were driven by stock selection within Information Technology.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,968	$9,939
9/30/2016	$10,606	$11,423
9/30/2017	$12,906	$13,540
9/30/2018	$14,691	$15,946
9/30/2019	$14,127	$16,563
9/30/2020	$15,550	$19,215
9/30/2021	$20,174	$25,165
9/30/2022	$17,387	$20,833
9/30/2023	$21,189	$25,248
9/30/2024	$28,174	$34,257

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	32.97%	14.80%	10.91%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$1,218,302,151
  Total Number of Portfolio Holdings181
  Total Advisory Fees Paid (net of reimbursements)$2,649,546
  Portfolio Turnover Rate (excludes derivatives, if any)62%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

Top 10 Holdings

Security	% of Net Assets
Microsoft Corp.	6.3
Apple, Inc.	5.7
NVIDIA Corp.	5.2
Limited Purpose Cash Investment Fund	5.1
Meta Platforms, Inc., Class A	2.6
Amazon.com, Inc.	1.9
Berkshire Hathaway, Inc., Class B	1.5
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
Broadcom, Inc.	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Multi-Style Fund

Class R6: QCERX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 33.44%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 35.68%.

Top Contributors:

Top Detractors:

  The Fund’s underperformance was partially offset by gains from stock selection within Consumer Discretionary and Industrials sectors.

  For sector selection, an overweight to Information Technology and underweights to Health Care and Consumer Staples drove gains over the period.

  For stock selection within sector, losses were driven by stock selection within Information Technology.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$50,037,421	$49,693,166
9/30/2016	$53,392,807	$57,113,240
9/30/2017	$65,236,542	$67,701,043
9/30/2018	$74,502,758	$79,728,098
9/30/2019	$71,892,923	$82,815,903
9/30/2020	$79,390,371	$96,077,302
9/30/2021	$103,416,834	$125,826,338
9/30/2022	$89,449,001	$104,164,992
9/30/2023	$109,353,836	$126,241,435
9/30/2024	$145,918,952	$171,284,140

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	33.44%	15.21%	11.30%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

Key Fund Statistics

  Net Assets$1,218,302,151
  Total Number of Portfolio Holdings181
  Total Advisory Fees Paid (net of reimbursements)$2,649,546
  Portfolio Turnover Rate (excludes derivatives, if any)62%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

Top 10 Holdings

Security	% of Net Assets
Microsoft Corp.	6.3
Apple, Inc.	5.7
NVIDIA Corp.	5.2
Limited Purpose Cash Investment Fund	5.1
Meta Platforms, Inc., Class A	2.6
Amazon.com, Inc.	1.9
Berkshire Hathaway, Inc., Class B	1.5
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
Broadcom, Inc.	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class I: ASMOX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.63%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 35.90%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Health Care, Consumer Discretionary, and Information Technology.

  For sector selection, an overweight to Information Technology and an underweight to Utilities contributed to performance.

  For stock selection within sector, gains were partially offset by losses from stock selection within Communication Services, Real Estate, and Utilities.

  For sector selection, an overweight to Energy and an underweight to Financials were the main detractors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,117	$9,951	$10,125
9/30/2016	$11,153	$11,440	$11,691
9/30/2017	$13,417	$13,579	$14,115
9/30/2018	$16,114	$15,967	$16,266
9/30/2019	$14,358	$16,433	$14,820
9/30/2020	$15,635	$18,898	$14,878
9/30/2021	$22,084	$24,921	$21,972
9/30/2022	$16,871	$20,528	$16,809
9/30/2023	$18,828	$24,729	$18,310
9/30/2024	$25,588	$33,432	$23,210

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	35.90%	12.25%	9.85%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$137,461,074
  Total Number of Portfolio Holdings648
  Total Advisory Fees Paid (net of reimbursements)$491,864
  Portfolio Turnover Rate (excludes derivatives, if any)60%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
Sprouts Farmers Market, Inc.	1.1
Summit Therapeutics, Inc.	1.0
Mr Cooper Group, Inc.	1.0
Vaxcyte, Inc.	0.8
Mueller Industries, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Modine Manufacturing Co.	0.8
PennyMac Financial Services, Inc.	0.7
Insmed, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class N: ASMNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	0.88%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 35.53%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Health Care, Consumer Discretionary, and Information Technology.

  For sector selection, an overweight to Information Technology and an underweight to Utilities contributed to performance.

  For stock selection within sector, gains were partially offset by losses from stock selection within Communication Services, Real Estate, and Utilities.

  For sector selection, an overweight to Energy and an underweight to Financials were the main detractors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,089	$9,951	$10,125
9/30/2016	$11,094	$11,440	$11,691
9/30/2017	$13,315	$13,579	$14,115
9/30/2018	$15,958	$15,967	$16,266
9/30/2019	$14,187	$16,433	$14,820
9/30/2020	$15,406	$18,898	$14,878
9/30/2021	$21,718	$24,921	$21,972
9/30/2022	$16,543	$20,528	$16,809
9/30/2023	$18,420	$24,729	$18,310
9/30/2024	$24,965	$33,432	$23,210

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	35.53%	11.97%	9.58%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$137,461,074
  Total Number of Portfolio Holdings648
  Total Advisory Fees Paid (net of reimbursements)$491,864
  Portfolio Turnover Rate (excludes derivatives, if any)60%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
Sprouts Farmers Market, Inc.	1.1
Summit Therapeutics, Inc.	1.0
Mr Cooper Group, Inc.	1.0
Vaxcyte, Inc.	0.8
Mueller Industries, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Modine Manufacturing Co.	0.8
PennyMac Financial Services, Inc.	0.7
Insmed, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class R6: QSMRX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.53%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 36.05%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Health Care, Consumer Discretionary, and Information Technology.

  For sector selection, an overweight to Information Technology and an underweight to Utilities contributed to performance.

  For stock selection within sector, gains were partially offset by losses from stock selection within Communication Services, Real Estate, and Utilities.

  For sector selection, an overweight to Energy and an underweight to Financials were the main detractors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$50,000,000	$50,000,000	$50,000,000
9/30/2015	$50,626,045	$49,752,635	$50,623,002
9/30/2016	$55,842,050	$57,197,659	$58,453,238
9/30/2017	$67,227,645	$67,897,359	$70,577,367
9/30/2018	$80,849,896	$79,833,621	$81,332,045
9/30/2019	$72,120,232	$82,162,890	$74,102,296
9/30/2020	$78,601,782	$94,488,424	$74,391,480
9/30/2021	$111,154,673	$124,607,011	$109,859,417
9/30/2022	$84,962,922	$102,642,102	$84,044,900
9/30/2023	$94,915,467	$123,643,914	$91,550,142
9/30/2024	$129,131,545	$167,158,625	$116,050,722

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	36.05%	12.36%	9.95%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$137,461,074
  Total Number of Portfolio Holdings648
  Total Advisory Fees Paid (net of reimbursements)$491,864
  Portfolio Turnover Rate (excludes derivatives, if any)60%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
Sprouts Farmers Market, Inc.	1.1
Summit Therapeutics, Inc.	1.0
Mr Cooper Group, Inc.	1.0
Vaxcyte, Inc.	0.8
Mueller Industries, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Modine Manufacturing Co.	0.8
PennyMac Financial Services, Inc.	0.7
Insmed, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class I: QSMLX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.61%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class I Shares of the Fund returned 27.35%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, an underweight to Utilities was the main contributor.

  For stock selection within sector, gains were partially offset by losses from stock selection within Materials, Consumer Staples, and Consumer Discretionary.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,102	$9,951	$10,125
9/30/2016	$11,491	$11,440	$11,691
9/30/2017	$13,572	$13,579	$14,115
9/30/2018	$14,817	$15,967	$16,266
9/30/2019	$13,077	$16,433	$14,820
9/30/2020	$13,226	$18,898	$14,878
9/30/2021	$20,033	$24,921	$21,972
9/30/2022	$15,914	$20,528	$16,809
9/30/2023	$18,821	$24,729	$18,310
9/30/2024	$23,969	$33,432	$23,210

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	27.35%	12.88%	9.14%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$115,885,313
  Total Number of Portfolio Holdings440
  Total Advisory Fees Paid (net of reimbursements)$322,078
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Mueller Industries, Inc.	1.5
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.3
Mercury General Corp.	1.3
Jackson Financial, Inc., Class A	1.3
Insight Enterprises, Inc.	1.3
UFP Industries, Inc.	1.2
Group 1 Automotive, Inc.	0.9
Catalyst Pharmaceuticals, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class N: QSMNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$98	0.86%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class N Shares of the Fund returned 27.05%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, an underweight to Utilities was the main contributor.

  For stock selection within sector, gains were partially offset by losses from stock selection within Materials, Consumer Staples, and Consumer Discretionary.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,072	$9,951	$10,125
9/30/2016	$11,433	$11,440	$11,691
9/30/2017	$13,467	$13,579	$14,115
9/30/2018	$14,672	$15,967	$16,266
9/30/2019	$12,920	$16,433	$14,820
9/30/2020	$13,033	$18,898	$14,878
9/30/2021	$19,686	$24,921	$21,972
9/30/2022	$15,601	$20,528	$16,809
9/30/2023	$18,399	$24,729	$18,310
9/30/2024	$23,376	$33,432	$23,210

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	27.05%	12.59%	8.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$115,885,313
  Total Number of Portfolio Holdings440
  Total Advisory Fees Paid (net of reimbursements)$322,078
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Mueller Industries, Inc.	1.5
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.3
Mercury General Corp.	1.3
Jackson Financial, Inc., Class A	1.3
Insight Enterprises, Inc.	1.3
UFP Industries, Inc.	1.2
Group 1 Automotive, Inc.	0.9
Catalyst Pharmaceuticals, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class R6: QSERX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.51%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2024, the Class R6 Shares of the Fund returned 27.60%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, Russell 2000® Total Return Index, returned 35.19% and 26.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were driven by stock selection within Industrials and Health Care.

  For sector selection, an underweight to Utilities was the main contributor.

  For stock selection within sector, gains were partially offset by losses from stock selection within Materials, Consumer Staples, and Consumer Discretionary.

  For sector selection, an overweight to Energy was the main detractor.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$50,000,000	$50,000,000	$50,000,000
9/30/2015	$50,531,721	$49,752,635	$50,623,002
9/30/2016	$57,554,085	$57,197,659	$58,453,238
9/30/2017	$68,012,514	$67,897,359	$70,577,367
9/30/2018	$74,362,206	$79,833,621	$81,332,045
9/30/2019	$65,688,433	$82,162,890	$74,102,296
9/30/2020	$66,492,749	$94,488,424	$74,391,480
9/30/2021	$100,801,623	$124,607,011	$109,859,417
9/30/2022	$80,125,073	$102,642,102	$84,044,900
9/30/2023	$94,828,907	$123,643,914	$91,550,142
9/30/2024	$121,003,478	$167,158,625	$116,050,722

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	27.60%	13.00%	9.24%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

Key Fund Statistics

  Net Assets$115,885,313
  Total Number of Portfolio Holdings440
  Total Advisory Fees Paid (net of reimbursements)$322,078
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2024, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Mueller Industries, Inc.	1.5
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.3
Mercury General Corp.	1.3
Jackson Financial, Inc., Class A	1.3
Insight Enterprises, Inc.	1.3
UFP Industries, Inc.	1.2
Group 1 Automotive, Inc.	0.9
Catalyst Pharmaceuticals, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

b.)   A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
a).   As of the end of the period, September 30, 2024, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19 (a)(1).
b).   Not Applicable.
c).   There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2024 (“Reporting Period”).
d).   Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e).   Not Applicable.
f).    Attached.

Item 3. Audit Committee Financial Expert.

a).   The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Mr. L. Joe Moravy and Ms. Kathleen Hagerty, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2023 and September 30, 2024 were:

	2023	2024
Audit Fees (a)	$400,286	$421,313
Audit Related Fees (b)	$0	$0
Tax Fees (c)	$172,450	$180,190
All Other Fees (d)	$1,795	$0
Total:	$574,531	$601,503

(a)     Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)   Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above. There were no audit-related services provided by PricewaterhouseCoopers LLP for the years ended September 30, 2023 and September 30, 2024.

(c)   Tax Fees: The September 30, 2023 and September 30, 2024 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)   All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)   Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)   Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 2023 and September 2024: $944,834 and $940,140, respectively.

(h)   Not Applicable.

(i)    The Registrant is not a foreign issuer, as identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)    The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.  Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1)     Not Applicable.

(2)     Not Applicable.

(3)     Not Applicable.

(4)     Not Applicable.

(5)     Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a)   The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy and Mark A. Zurack, are members of the Audit Committee.
(b)   Not Applicable.

Item 6. Investments
(a)   Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b)   The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Annual Report
September 30, 2024
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
6
AQR International Multi-Style Fund
..................................................................
13
AQR Emerging Multi-Style II Fund
...................................................................
17
AQR Large Cap Momentum Style Fund
...............................................................
22
AQR Small Cap Momentum Style Fund
...............................................................
28
AQR International Momentum Style Fund
..............................................................
37
AQR Large Cap Defensive Style Fund
................................................................
42
AQR International Defensive Style Fund
...............................................................
46
AQR Global Equity Fund
..........................................................................
50
Financial Statements and Notes
........................................................................
59
Report of Independent Registered Public Accounting Firm
.....................................................
107
Other Federal Tax Information (Unaudited)
................................................................
108
Other Information (Unaudited)
.........................................................................
109

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Communication Services - 7 .7%
Diversified Telecommunication Services - 1 .2%
AT&T, Inc. 657,732 14,470,104
Entertainment - 0 .8%
Netflix, Inc. *
636 451,096
Playtika Holding Corp.
139,384 1,103,921
Spotify Technology SA *
23,618 8,703,941
10,258,958
Interactive Media & Services - 5 .7%
Alphabet, Inc., Class A
110,038 18,249,802
Alphabet, Inc., Class C
109,655 18,333,220
Meta Platforms, Inc., Class A
56,268 32,210,054
68,793,076
Media - 0 .0% †
Comcast Corp., Class A 8,498 354,961
Wireless Telecommunication Services - 0 .0% †
T-Mobile US, Inc. 1,702 351,225
Total Communication Services 94,228,324
Consumer Discretionary - 9 .8%
Automobiles - 0 .4%
General Motors Co. 105,978 4,752,053
Broadline Retail - 2 .4%
Amazon.com, Inc. *
126,910 23,647,140
Dillard's, Inc., Class A
2,350 901,672
eBay, Inc.
15,808 1,029,259
Macy's, Inc.
194,452 3,050,952
28,629,023
Diversified Consumer Services - 0 .4%
ADT, Inc.
70,954 512,998
H&R Block, Inc.
73,435 4,666,794
5,179,792
Hotels, Restaurants & Leisure - 0 .9%
Aramark
70,390 2,726,205
Booking Holdings, Inc.
1,323 5,572,635
Expedia Group, Inc. *
22,069 3,266,653
11,565,493
Household Durables - 1 .9%
Lennar Corp., Class A
27,071 5,075,271
PulteGroup, Inc.
77,305 11,095,587
Toll Brothers, Inc.
43,944 6,788,908
22,959,766
Specialty Retail - 3 .6%
AutoNation, Inc. *
54,136 9,686,013
Best Buy Co., Inc.
23,195 2,396,044
Dick's Sporting Goods, Inc.
5,679 1,185,207
Gap, Inc. (The)
318,109 7,014,304
Murphy USA, Inc.
12,078 5,952,884
Penske Automotive Group, Inc.
51,358 8,341,566
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.6% (continued)
Williams-Sonoma, Inc.
58,350 9,039,582
43,615,600
Textiles, Apparel & Luxury Goods - 0 .2%
Capri Holdings Ltd. *
21,374 907,112
PVH Corp.
14,566 1,468,690
2,375,802
Total Consumer Discretionary 119,077,529
Consumer Staples - 3 .7%
Beverages - 0 .9%
Coca-Cola Consolidated, Inc.
4,735 6,233,154
Molson Coors Beverage Co., Class
B 94,252 5,421,375
11,654,529
Consumer Staples Distribution & Retail - 0 .9%
Albertsons Cos., Inc., Class A
4,409 81,478
Kroger Co. (The)
147,970 8,478,681
Walmart, Inc.
33,685 2,720,064
11,280,223
Food Products - 1 .0%
Archer-Daniels-Midland Co.
33,861 2,022,856
Bunge Global SA
32,305 3,121,955
Pilgrim's Pride Corp. *
112,957 5,201,670
Seaboard Corp.
474 1,486,938
11,833,419
Household Products - 0 .2%
Colgate-Palmolive Co. 22,949 2,382,336
Tobacco - 0 .7%
Altria Group, Inc. 157,727 8,050,386
Total Consumer Staples 45,200,893
Energy - 0 .6%
Oil, Gas & Consumable Fuels - 0 .6%
Exxon Mobil Corp.
48,854 5,726,666
Valero Energy Corp.
13,372 1,805,621
Total Energy 7,532,287
Financials - 17 .4%
Banks - 1 .7%
Bank OZK
35,422 1,522,792
Citigroup, Inc.
120,386 7,536,163
FNB Corp.
23,862 336,693
JPMorgan Chase & Co.
14,700 3,099,642
Popular, Inc.
64,511 6,468,518
Wells Fargo & Co.
23,700 1,338,813
20,302,621
Capital Markets - 1 .2%
Bank of New York Mellon Corp.
(The) 70,270 5,049,602
Janus Henderson Group plc
93,626 3,564,342
State Street Corp.
60,776 5,376,853

Schedule of Investments
September 30, 2024
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
3
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.2% (continued)
Stifel Financial Corp.
4,146 389,309
14,380,106
Consumer Finance - 1 .6%
Capital One Financial Corp.
32,536 4,871,615
Synchrony Financial
283,845 14,158,189
19,029,804
Financial Services - 3 .6%
Berkshire Hathaway, Inc., Class B *
40,691 18,728,440
Corebridge Financial, Inc.
254,501 7,421,249
Global Payments, Inc.
28,372 2,905,860
MGIC Investment Corp.
282,035 7,220,096
Western Union Co. (The)
665,878 7,943,925
44,219,570
Insurance - 9 .3%
Allstate Corp. (The)
60,358 11,446,895
American International Group, Inc.
50,813 3,721,036
Arch Capital Group Ltd. *
17,030 1,905,316
Assurant, Inc.
56,768 11,288,884
Assured Guaranty Ltd.
66,492 5,287,444
Axis Capital Holdings Ltd.
131,842 10,495,942
CNA Financial Corp.
97,597 4,776,397
Everest Group Ltd.
37,284 14,608,990
Hartford Financial Services Group,
Inc. (The) 67,462 7,934,206
Markel Group, Inc. *
221 346,656
MetLife, Inc.
9,641 795,190
Old Republic International Corp.
145,087 5,138,982
Progressive Corp. (The)
15,144 3,842,941
Reinsurance Group of America, Inc.
39,412 8,586,692
RenaissanceRe Holdings Ltd.
32,640 8,891,136
Travelers Cos., Inc. (The)
1,930 451,852
Unum Group
230,791 13,718,217
White Mountains Insurance Group
Ltd. 421 714,100
113,950,876
Total Financials 211,882,977
Health Care - 11 .6%
Biotechnology - 4 .0%
AbbVie, Inc.
70,888 13,998,962
Incyte Corp. *
106,503 7,039,848
Neurocrine Biosciences, Inc. *
2,775 319,736
Regeneron Pharmaceuticals, Inc. *
7,314 7,688,769
United Therapeutics Corp. *
41,865 15,002,323
Vertex Pharmaceuticals, Inc. *
771 358,577
Viking Therapeutics, Inc. *
66,137 4,187,133
48,595,348
Health Care Equipment & Supplies - 0 .2%
Solventum Corp. * 36,868 2,570,437
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 6 .3%
Cardinal Health, Inc.
66,677 7,369,142
Cencora, Inc.
27,364 6,159,089
Centene Corp. *
129,673 9,761,783
Cigna Group (The)
36,176 12,532,813
CVS Health Corp.
58,513 3,679,298
Elevance Health, Inc.
24,456 12,717,120
McKesson Corp.
9,346 4,620,849
Molina Healthcare, Inc. *
25,826 8,898,607
Tenet Healthcare Corp. *
46,672 7,756,886
UnitedHealth Group, Inc.
658 384,720
Universal Health Services, Inc.,
Class B 10,352 2,370,712
76,251,019
Life Sciences Tools & Services - 0 .1%
Medpace Holdings, Inc. * 5,442 1,816,539
Pharmaceuticals - 1 .0%
Eli Lilly & Co.
8,015 7,100,809
Jazz Pharmaceuticals plc *
7,565 842,817
Merck & Co., Inc.
22,338 2,536,703
Organon & Co.
33,558 641,965
Viatris, Inc.
110,976 1,288,431
12,410,725
Total Health Care 141,644,068
Industrials - 12 .5%
Aerospace & Defense - 3 .4%
Curtiss-Wright Corp.
13,747 4,518,502
GE Aerospace
65,530 12,357,647
General Dynamics Corp.
6,046 1,827,101
Howmet Aerospace, Inc.
40,076 4,017,619
Huntington Ingalls Industries, Inc.
34,721 9,179,538
Textron, Inc.
101,418 8,983,607
Woodward, Inc.
4,436 760,818
41,644,832
Building Products - 1 .3%
Builders FirstSource, Inc. *
25,802 5,001,976
Owens Corning
55,976 9,880,883
Trane Technologies plc
1,767 686,886
15,569,745
Commercial Services & Supplies - 0 .0% †
Vestis Corp. 11,547 172,050
Construction & Engineering - 1 .0%
EMCOR Group, Inc.
23,748 10,224,227
MDU Resources Group, Inc.
77,869 2,134,389
12,358,616
Electrical Equipment - 1 .1%
Acuity Brands, Inc.
41,644 11,468,341
Vertiv Holdings Co., Class A
16,177 1,609,450
13,077,791

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .7%
Ryder System, Inc.
53,088 7,740,230
U-Haul Holding Co. *
1,585 122,806
7,863,036
Industrial Conglomerates - 0 .2%
3M Co. 15,043 2,056,378
Machinery - 3 .1%
Allison Transmission Holdings, Inc.
119,730 11,502,461
Crane Co.
17,447 2,761,511
Cummins, Inc.
17,733 5,741,768
Esab Corp.
6,989 743,001
Gates Industrial Corp. plc *
188,029 3,299,909
Oshkosh Corp.
28,905 2,896,570
PACCAR, Inc.
47,596 4,696,773
Snap-on, Inc.
16,004 4,636,519
Timken Co. (The)
22,045 1,858,173
38,136,685
Professional Services - 1 .2%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 4,002,594
Leidos Holdings, Inc.
36,062 5,878,106
ManpowerGroup, Inc.
64,245 4,723,292
14,603,992
Trading Companies & Distributors - 0 .5%
United Rentals, Inc.
5,280 4,275,375
WESCO International, Inc.
10,890 1,829,302
6,104,677
Total Industrials 151,587,802
Information Technology - 30 .4%
Communications Equipment - 0 .9%
Arista Networks, Inc. *
16,566 6,358,362
Cisco Systems, Inc.
61,294 3,262,067
F5, Inc. *
8,105 1,784,721
11,405,150
Electronic Equipment, Instruments & Components - 2 .3%
Arrow Electronics, Inc. *
86,103 11,437,062
Avnet, Inc.
65,774 3,572,186
Jabil, Inc.
60,562 7,257,144
TD SYNNEX Corp.
44,436 5,335,875
27,602,267
IT Services - 0 .2%
Cognizant Technology Solutions
Corp., Class A 9,464 730,432
DXC Technology Co. *
55,618 1,154,073
GoDaddy, Inc., Class A *
2,377 372,666
2,257,171
Semiconductors & Semiconductor Equipment - 9 .9%
Amkor Technology, Inc.
165,320 5,058,792
Applied Materials, Inc.
50,413 10,185,947
Broadcom, Inc.
105,352 18,173,220
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 9.9% (continued)
Cirrus Logic, Inc. *
29,341 3,644,446
Lam Research Corp.
11,513 9,395,529
Micron Technology, Inc.
16,733 1,735,379
Monolithic Power Systems, Inc.
1,025 947,613
NVIDIA Corp.
526,062 63,884,969
QUALCOMM, Inc.
29,728 5,055,246
Skyworks Solutions, Inc.
20,638 2,038,415
120,119,556
Software - 10 .1%
Adobe, Inc. *
15,313 7,928,765
AppLovin Corp., Class A *
43,435 5,670,439
Cadence Design Systems, Inc. *
19,393 5,256,085
DocuSign, Inc., Class A *
27,687 1,719,086
Dropbox, Inc., Class A *
198,337 5,043,710
Fortinet, Inc. *
7,915 613,808
Intuit, Inc.
600 372,600
Manhattan Associates, Inc. *
4,944 1,391,143
Microsoft Corp.
177,109 76,210,002
RingCentral, Inc., Class A *
78,311 2,476,977
Teradata Corp. *
21,873 663,627
Zoom Video Communications, Inc.,
Class A * 218,173 15,215,385
122,561,627
Technology Hardware, Storage & Peripherals - 7 .0%
Apple, Inc.
299,536 69,791,888
Dell Technologies, Inc., Class C
15,616 1,851,121
Hewlett Packard Enterprise Co.
260,285 5,325,431
HP, Inc.
224,814 8,064,078
NetApp, Inc.
7,305 902,241
85,934,759
Total Information Technology 369,880,530
Materials - 0 .3%
Chemicals - 0 .3%
LyondellBasell Industries NV, Class
A 21,143 2,027,614
NewMarket Corp.
2,761 1,523,768
3,551,382
Metals & Mining - 0 .0% †
United States Steel Corp. 5,123 180,996
Total Materials 3,732,378
Real Estate - 0 .2%
Specialized REITs - 0 .2%
SBA Communications Corp., REIT 11,769 2,832,798

Schedule of Investments
September 30, 2024
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
5
INVESTMENTS SHARES VALUE ($)
Utilities - 0 .5%
Electric Utilities - 0 .5%
Hawaiian Electric Industries, Inc. *
8,847 85,639
NRG Energy, Inc.
70,081 6,384,379
Total Utilities 6,470,018
TOTAL COMMON STOCKS
(Cost $614,508,122) 1,154,069,604
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5 .1%
Limited Purpose Cash Investment
Fund, 4.90% (a)
(Cost $61,381,332) 61,406,395 61,387,973
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $675,889,454) 1,215,457,577
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 2,844,574
NET ASSETS - 100.0% 1,218,302,151
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 94,228,324 7 .7%
Consumer Discretionary 119,077,529 9 .8
Consumer Staples 45,200,893 3 .7
Energy 7,532,287 0 .6
Financials 211,882,977 17 .4
Health Care 141,644,068 11 .6
Industrials 151,587,802 12 .5
Information Technology 369,880,530 30 .4
Materials 3,732,378 0 .3
Real Estate 2,832,798 0 .2
Utilities 6,470,018 0 .5
Investment Companies 61,387,973 5 .1
Total Investments In Securities
At Value 1,215,457,577 99 .8
Other Assets in Excess of
Liabilities ‡ 2,844,574 0 .2
Net Assets
$ 1,218,302,151 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 189 12/2024 USD $ 54,944,663 $ 1,258,629
Net unrealized appreciation $ 1,258,629
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 1,994,029 $ 1,994,029

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Communication Services - 2 .8%
Diversified Telecommunication Services - 1 .4%
AST SpaceMobile, Inc. *
10,183 266,285
ATN International, Inc.
1,243 40,199
Bandwidth, Inc., Class A *
2,415 42,287
IDT Corp., Class B
14,994 572,321
Lumen Technologies, Inc. *
104,475 741,772
1,662,864
Interactive Media & Services - 1 .1%
Cargurus, Inc., Class A *
6,208 186,426
EverQuote, Inc., Class A *
18,675 393,856
MediaAlpha, Inc., Class A *
2,900 52,519
Shutterstock, Inc.
2,963 104,801
Yelp, Inc., Class A *
13,240 464,459
1,202,061
Media - 0 .2%
AMC Networks, Inc., Class A *
14,642 127,239
Gannett Co., Inc. *
19,449 109,304
TEGNA, Inc.
2,263 35,710
272,253
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 4,883 113,530
Total Communication Services 3,250,708
Consumer Discretionary - 11 .3%
Automobile Components - 1 .0%
Modine Manufacturing Co. *
3,027 401,955
Patrick Industries, Inc.
5,106 726,941
1,128,896
Automobiles - 0 .0% †
Winnebago Industries, Inc. 1,070 62,178
Distributors - 0 .1%
A-Mark Precious Metals, Inc. 2,404 106,161
Diversified Consumer Services - 1 .9%
Adtalem Global Education, Inc. *
2,445 184,549
American Public Education, Inc. *
39,070 576,282
Chegg, Inc. *
17,937 31,748
Frontdoor, Inc. *
1,007 48,326
Perdoceo Education Corp.
40,792 907,214
Strategic Education, Inc.
714 66,081
Stride, Inc. *
3,999 341,155
Universal Technical Institute, Inc. *
1,959 31,853
2,187,208
Hotels, Restaurants & Leisure - 0 .6%
Bloomin' Brands, Inc.
1,867 30,861
Brinker International, Inc. *
2,169 165,994
El Pollo Loco Holdings, Inc. *
14,144 193,773
Monarch Casino & Resort, Inc.
646 51,208
RCI Hospitality Holdings, Inc.
2,387 106,341
Rush Street Interactive, Inc. *
9,658 104,789
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.6% (continued)
Target Hospitality Corp. *
3,105 24,157
677,123
Household Durables - 3 .6%
Beazer Homes USA, Inc. *
3,465 118,399
Century Communities, Inc.
659 67,864
Ethan Allen Interiors, Inc.
1,406 44,837
Green Brick Partners, Inc. *
3,118 260,415
Hovnanian Enterprises, Inc., Class
A * 2,805 573,258
KB Home
7,991 684,749
Landsea Homes Corp. *
7,827 96,663
Lovesac Co. (The) *
3,135 89,818
M/I Homes, Inc. *
3,649 625,293
Meritage Homes Corp.
1,424 292,020
Taylor Morrison Home Corp., Class
A * 14,109 991,298
Tri Pointe Homes, Inc. *
6,166 279,381
Worthington Enterprises, Inc.
778 32,248
4,156,243
Leisure Products - 0 .4%
Acushnet Holdings Corp.
1,421 90,589
JAKKS Pacific, Inc. *
11,698 298,533
Vista Outdoor, Inc. *
2,472 96,853
485,975
Specialty Retail - 3 .0%
1-800-Flowers.com, Inc., Class A *
5,907 46,843
Abercrombie & Fitch Co., Class A *
1,050 146,895
Academy Sports & Outdoors, Inc.
612 35,716
Asbury Automotive Group, Inc. *
2,406 574,048
Build-A-Bear Workshop, Inc.
5,092 175,012
Caleres, Inc.
5,005 165,415
Genesco, Inc. *
4,446 120,798
Group 1 Automotive, Inc.
2,771 1,061,404
Haverty Furniture Cos., Inc.
1,684 46,259
J Jill, Inc.
1,292 31,874
Lands' End, Inc. *
3,498 60,410
ODP Corp. (The) *
7,955 236,661
Sally Beauty Holdings, Inc. *
2,924 39,679
Signet Jewelers Ltd.
4,375 451,238
Sonic Automotive, Inc., Class A
626 36,608
Stitch Fix, Inc., Class A *
25,868 72,948
Upbound Group, Inc.
3,070 98,209
Urban Outfitters, Inc. *
2,394 91,714
3,491,731
Textiles, Apparel & Luxury Goods - 0 .7%
Figs, Inc., Class A *
17,561 120,117
G-III Apparel Group Ltd. *
19,757 602,984
Superior Group of Cos., Inc.
5,567 86,233
809,334
Total Consumer Discretionary 13,104,849

Schedule of Investments
September 30, 2024
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
7
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 2 .9%
Beverages - 0 .4%
Primo Water Corp.
6,351 160,363
Vita Coco Co., Inc. (The) *
8,955 253,516
413,879
Consumer Staples Distribution & Retail - 0 .8%
Ingles Markets, Inc., Class A
7,717 575,688
SpartanNash Co.
1,939 43,453
Sprouts Farmers Market, Inc. *
1,745 192,666
United Natural Foods, Inc. *
2,942 49,485
Weis Markets, Inc.
824 56,798
918,090
Food Products - 1 .4%
Cal-Maine Foods, Inc.
5,206 389,617
Dole plc
2,646 43,103
Fresh Del Monte Produce, Inc.
4,415 130,419
John B Sanfilippo & Son, Inc.
6,083 573,688
Lifeway Foods, Inc. *
4,870 126,230
Vital Farms, Inc. *
3,221 112,961
WK Kellogg Co.
11,120 190,263
1,566,281
Household Products - 0 .0% †
WD-40 Co. 125 32,235
Personal Care Products - 0 .0% †
Edgewell Personal Care Co. 898 32,633
Tobacco - 0 .3%
Turning Point Brands, Inc.
5,694 245,696
Universal Corp.
633 33,619
Vector Group Ltd.
6,859 102,336
381,651
Total Consumer Staples 3,344,769
Energy - 4 .3%
Energy Equipment & Services - 1 .0%
ChampionX Corp.
7,665 231,100
Liberty Energy, Inc., Class A
19,371 369,792
ProPetro Holding Corp. *
36,056 276,189
Ranger Energy Services, Inc.
22,427 267,105
Select Water Solutions, Inc., Class A
2,867 31,910
1,176,096
Oil, Gas & Consumable Fuels - 3 .3%
Ardmore Shipping Corp. (Ireland)
26,136 473,062
CONSOL Energy, Inc.
2,868 300,136
Dorian LPG Ltd.
7,568 260,491
FutureFuel Corp.
55,457 318,878
Gulfport Energy Corp. *
1,763 266,830
International Seaways, Inc.
5,076 261,718
PBF Energy, Inc., Class A
6,474 200,370
Peabody Energy Corp.
2,842 75,427
REX American Resources Corp. *
1,748 80,915
Scorpio Tankers, Inc. (Monaco)
6,730 479,849
Sitio Royalties Corp., Class A
3,114 64,896
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.3% (continued)
Teekay Corp. *
23,487 216,080
Teekay Tankers Ltd., Class A
(Canada) 12,672 738,144
Uranium Energy Corp. *
15,619 96,994
3,833,790
Total Energy 5,009,886
Financials - 17 .9%
Banks - 7 .0%
1st Source Corp.
4,426 265,029
Amalgamated Financial Corp.
5,637 176,833
Associated Banc-Corp.
2,189 47,151
Bancorp, Inc. (The) *
6,521 348,874
Cathay General Bancorp
6,118 262,768
Central Pacific Financial Corp.
6,161 181,811
Community Trust Bancorp, Inc.
2,336 116,006
CrossFirst Bankshares, Inc. *
1,876 31,310
Customers Bancorp, Inc. *
6,901 320,552
Eagle Bancorp, Inc.
1,964 44,347
First Community Bankshares, Inc.
2,312 99,763
First Financial Corp.
13,265 581,670
First Internet Bancorp
1,737 59,510
First Merchants Corp.
4,786 178,039
First Mid Bancshares, Inc.
1,063 41,361
First of Long Island Corp. (The)
5,460 70,270
Flushing Financial Corp.
4,751 69,270
Fulton Financial Corp.
5,753 104,302
Great Southern Bancorp, Inc.
7,773 445,471
Hancock Whitney Corp.
1,620 82,895
Hanmi Financial Corp.
21,357 397,240
Heartland Financial USA, Inc.
1,655 93,839
Heritage Commerce Corp.
17,381 171,724
Heritage Financial Corp.
1,745 37,989
Hope Bancorp, Inc.
20,831 261,637
Horizon Bancorp, Inc.
3,764 58,530
Independent Bank Corp.
7,384 246,256
International Bancshares Corp.
10,172 608,184
Mercantile Bank Corp.
4,280 187,122
Metropolitan Bank Holding Corp. *
6,357 334,251
Midland States Bancorp, Inc.
15,758 352,664
NBT Bancorp, Inc.
2,515 111,239
Northfield Bancorp, Inc.
5,801 67,292
OceanFirst Financial Corp.
17,438 324,172
OFG Bancorp
3,824 171,774
Peapack-Gladstone Financial Corp.
1,615 44,267
Premier Financial Corp.
4,073 95,634
Provident Financial Services, Inc.
4,829 89,626
Sandy Spring Bancorp, Inc.
9,468 297,011
TrustCo Bank Corp.
5,633 186,283
Univest Financial Corp.
5,223 146,975
Valley National Bancorp
4,521 40,960
Veritex Holdings, Inc.
3,360 88,435
WesBanco, Inc.
1,826 54,378

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 7.0% (continued)
Westamerica Bancorp
1,618 79,962
8,074,676
Capital Markets - 0 .6%
Brightsphere Investment Group, Inc.
4,263 108,280
Diamond Hill Investment Group, Inc.
211 34,099
Donnelley Financial Solutions, Inc. *
4,172 274,643
StoneX Group, Inc. *
2,985 244,412
Virtus Investment Partners, Inc.
373 78,125
739,559
Consumer Finance - 1 .1%
Bread Financial Holdings, Inc.
12,187 579,858
Enova International, Inc. *
2,754 230,758
Green Dot Corp., Class A *
16,797 196,693
Moneylion, Inc. *
2,642 109,775
Navient Corp.
2,039 31,788
PROG Holdings, Inc.
978 47,423
World Acceptance Corp. *
290 34,214
1,230,509
Financial Services - 3 .4%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 7,806 253,617
Burford Capital Ltd.
8,314 110,244
HA Sustainable Infrastructure
Capital, Inc. 8,326 286,997
Jackson Financial, Inc., Class A
16,515 1,506,663
Mr Cooper Group, Inc. *
16,899 1,557,750
Pagseguro Digital Ltd., Class A
(Brazil) * 12,937 111,388
Paysafe Ltd. *
2,067 46,363
Radian Group, Inc.
1,781 61,783
StoneCo Ltd., Class A (Brazil) *
3,432 38,644
3,973,449
Insurance - 5 .5%
American Coastal Insurance Corp. *
17,742 199,952
Employers Holdings, Inc.
15,243 731,207
Fidelis Insurance Holdings Ltd.
(United Kingdom) 17,017 307,327
Genworth Financial, Inc., Class A *
80,234 549,603
HCI Group, Inc.
2,400 256,944
Heritage Insurance Holdings, Inc. *
36,354 444,973
Horace Mann Educators Corp.
5,385 188,206
James River Group Holdings Ltd.
53,897 337,934
Mercury General Corp.
23,960 1,509,001
ProAssurance Corp. *
2,603 39,149
Root, Inc., Class A *
1,625 61,392
Safety Insurance Group, Inc.
3,884 317,634
Selective Insurance Group, Inc.
4,313 402,403
SiriusPoint Ltd. (Sweden) *
7,840 112,426
Skyward Specialty Insurance Group,
Inc. * 2,744 111,763
Stewart Information Services Corp.
3,042 227,359
INVESTMENTS SHARES VALUE ($)
Insurance - 5.5% (continued)
Universal Insurance Holdings, Inc.
28,190 624,690
6,421,963
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
Apollo Commercial Real Estate
Finance, Inc. 10,665 98,011
Arbor Realty Trust, Inc.
6,322 98,370
Blackstone Mortgage Trust, Inc.,
Class A 9,163 174,189
370,570
Total Financials 20,810,726
Health Care - 17 .8%
Biotechnology - 10 .0%
ACADIA Pharmaceuticals, Inc. *
4,832 74,316
ADMA Biologics, Inc. *
41,907 837,721
Aerovate Therapeutics, Inc. *
17,182 35,910
Alkermes plc *
56,289 1,575,529
Altimmune, Inc. *
7,162 43,975
ALX Oncology Holdings, Inc. *
15,184 27,635
Amicus Therapeutics, Inc. *
15,837 169,139
Anika Therapeutics, Inc. *
1,287 31,789
Arcellx, Inc. *
2,501 208,859
Ardelyx, Inc. *
18,193 125,350
Avidity Biosciences, Inc. *
6,118 281,000
Bluebird Bio, Inc. *
205,021 106,508
Blueprint Medicines Corp. *
1,712 158,360
Candel Therapeutics, Inc. *
4,598 31,864
CareDx, Inc. *
9,668 301,883
Catalyst Pharmaceuticals, Inc. *
52,445 1,042,607
Celldex Therapeutics, Inc. *
2,744 93,269
Cytokinetics, Inc. *
3,638 192,086
Dyne Therapeutics, Inc. *
1,812 65,087
Eagle Pharmaceuticals, Inc. *
68,268 254,640
Entrada Therapeutics, Inc. *
8,432 134,743
Geron Corp. *
22,558 102,413
Halozyme Therapeutics, Inc. *
6,000 343,440
Heron Therapeutics, Inc. *
17,137 34,103
Insmed, Inc. *
6,637 484,501
Ironwood Pharmaceuticals, Inc.,
Class A * 91,844 378,397
Kiniksa Pharmaceuticals
International plc * 8,824 220,512
Kodiak Sciences, Inc. *
29,490 76,969
Krystal Biotech, Inc. *
1,968 358,235
Madrigal Pharmaceuticals, Inc. *
595 126,271
Neurogene, Inc. *
902 37,848
Nkarta, Inc. *
36,180 163,534
Nurix Therapeutics, Inc. *
5,707 128,236
Organogenesis Holdings, Inc., Class
A * 215,242 615,592
PDL BioPharma, Inc. (3)*
32,677 2,663
Poseida Therapeutics, Inc. *
55,932 159,966
Praxis Precision Medicines, Inc. *
744 42,810
Protagonist Therapeutics, Inc. *
21,855 983,475
PTC Therapeutics, Inc. *
968 35,913

Schedule of Investments
September 30, 2024
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
9
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 10.0% (continued)
Rhythm Pharmaceuticals, Inc. *
5,150 269,808
Sage Therapeutics, Inc. *
7,417 53,551
Sera Prognostics, Inc., Class A *
5,042 39,328
Soleno Therapeutics, Inc. *
5,337 269,465
Summit Therapeutics, Inc. *
2,695 59,020
Sutro Biopharma, Inc. *
33,704 116,616
TG Therapeutics, Inc. *
5,673 132,691
Twist Bioscience Corp. *
5,278 238,460
UroGen Pharma Ltd. *
2,531 32,144
Vericel Corp. *
2,997 126,623
Y-mAbs Therapeutics, Inc. *
3,015 39,647
Zentalis Pharmaceuticals, Inc. *
24,353 89,619
11,554,120
Health Care Equipment & Supplies - 1 .6%
Axonics, Inc. *
1,936 134,746
Bioventus, Inc., Class A *
13,924 166,392
Inogen, Inc. *
10,973 106,438
Integer Holdings Corp. *
268 34,840
Lantheus Holdings, Inc. *
2,940 322,665
LeMaitre Vascular, Inc.
1,143 106,173
OraSure Technologies, Inc. *
82,403 351,861
Semler Scientific, Inc. *
10,000 235,500
Tactile Systems Technology, Inc. *
10,052 146,860
Utah Medical Products, Inc.
2,185 146,198
Zimvie, Inc. *
1,921 30,486
Zynex, Inc. *
4,819 39,323
1,821,482
Health Care Providers & Services - 3 .3%
AdaptHealth Corp., Class A *
20,545 230,720
Addus HomeCare Corp. *
305 40,574
Community Health Systems, Inc. *
29,250 177,548
CorVel Corp. *
2,410 787,805
Cross Country Healthcare, Inc. *
17,629 236,934
Ensign Group, Inc. (The)
3,439 494,597
Hims & Hers Health, Inc. *
9,263 170,624
National HealthCare Corp.
3,281 412,651
Owens & Minor, Inc. *
28,179 442,129
Patterson Cos., Inc.
5,749 125,558
Pediatrix Medical Group, Inc. *
48,972 567,585
PetIQ, Inc., Class A *
3,645 112,157
Select Medical Holdings Corp.
1,101 38,392
3,837,274
Health Care Technology - 0 .0% †
HealthStream, Inc.
1,116 32,185
LifeMD, Inc. *
8,145 42,680
74,865
Pharmaceuticals - 2 .9%
Amneal Pharmaceuticals, Inc. *
61,522 511,863
Amphastar Pharmaceuticals, Inc. *
3,261 158,256
Atea Pharmaceuticals, Inc. *
8,594 28,790
Collegium Pharmaceutical, Inc. *
13,483 520,983
Corcept Therapeutics, Inc. *
15,077 697,764
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.9% (continued)
Esperion Therapeutics, Inc. *
17,839 29,434
Fulcrum Therapeutics, Inc. *
47,977 171,278
Harmony Biosciences Holdings,
Inc. * 1,411 56,440
Innoviva, Inc. *
11,553 223,089
Nektar Therapeutics, Class A *
159,294 207,082
Pacira BioSciences, Inc. *
36,196 544,750
Phibro Animal Health Corp., Class A
4,450 100,214
Prestige Consumer Healthcare,
Inc. * 488 35,185
Supernus Pharmaceuticals, Inc. *
1,151 35,888
3,321,016
Total Health Care 20,608,757
Industrials - 19 .5%
Aerospace & Defense - 1 .0%
AAR Corp. *
1,965 128,432
AeroVironment, Inc. *
229 45,915
Byrna Technologies, Inc. *
13,097 222,256
Ducommun, Inc. *
1,921 126,459
Moog, Inc., Class A
1,353 273,333
National Presto Industries, Inc.
997 74,915
V2X, Inc. *
732 40,890
VirTra, Inc. *
33,297 207,107
1,119,307
Air Freight & Logistics - 0 .2%
Hub Group, Inc., Class A 4,758 216,251
Building Products - 2 .5%
Apogee Enterprises, Inc.
12,449 871,617
Insteel Industries, Inc.
7,233 224,874
Masterbrand, Inc. *
18,473 342,489
Quanex Building Products Corp.
5,172 143,523
UFP Industries, Inc.
10,124 1,328,370
2,910,873
Commercial Services & Supplies - 1 .5%
ABM Industries, Inc.
3,515 185,452
ACCO Brands Corp.
35,378 193,518
Cimpress plc (Ireland) *
945 77,414
Deluxe Corp.
2,272 44,281
Ennis, Inc.
8,125 197,600
Interface, Inc., Class A
14,577 276,526
MillerKnoll, Inc.
2,015 49,891
Steelcase, Inc., Class A
29,680 400,383
Virco Mfg. Corp.
24,619 339,988
1,765,053
Construction & Engineering - 3 .9%
Arcosa, Inc.
2,629 249,124
Argan, Inc.
8,824 895,018
Fluor Corp. *
3,586 171,088
IES Holdings, Inc. *
2,835 565,923
Limbach Holdings, Inc. *
6,210 470,469
MYR Group, Inc. *
4,881 498,985

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 3.9% (continued)
Primoris Services Corp.
751 43,618
Sterling Infrastructure, Inc. *
6,232 903,765
Tutor Perini Corp. *
28,275 767,949
4,565,939
Electrical Equipment - 0 .7%
Atkore, Inc.
4,053 343,451
Energy Vault Holdings, Inc. *
7,613 7,308
LSI Industries, Inc.
2,101 33,931
Powell Industries, Inc.
1,517 336,759
Preformed Line Products Co.
581 74,415
795,864
Ground Transportation - 0 .6%
ArcBest Corp.
3,638 394,541
Covenant Logistics Group, Inc.,
Class A 5,641 298,071
692,612
Machinery - 3 .8%
Blue Bird Corp. *
9,145 438,594
Federal Signal Corp.
2,937 274,492
Hyster-Yale, Inc.
3,997 254,889
Manitowoc Co., Inc. (The) *
22,459 216,056
Mueller Industries, Inc.
23,604 1,749,057
Proto Labs, Inc. *
3,501 102,824
REV Group, Inc.
25,944 727,989
Standex International Corp.
367 67,080
Terex Corp.
4,676 247,407
Wabash National Corp.
15,144 290,613
4,369,001
Marine Transportation - 1 .2%
Costamare, Inc. (Monaco)
31,263 491,454
Genco Shipping & Trading Ltd.
5,936 115,752
Matson, Inc.
2,797 398,908
Safe Bulkers, Inc. (Monaco)
67,910 351,774
1,357,888
Passenger Airlines - 0 .1%
SkyWest, Inc. * 1,956 166,299
Professional Services - 1 .5%
Barrett Business Services, Inc.
8,892 333,539
CSG Systems International, Inc.
749 36,439
Heidrick & Struggles International,
Inc. 5,538 215,207
Kelly Services, Inc., Class A
24,021 514,290
Kforce, Inc.
5,911 363,231
Resources Connection, Inc.
13,870 134,539
Willdan Group, Inc. *
1,011 41,400
WNS Holdings Ltd. (India) *
1,924 101,414
1,740,059
Trading Companies & Distributors - 2 .5%
BlueLinx Holdings, Inc. *
3,729 393,111
Boise Cascade Co.
7,362 1,037,895
DNOW, Inc. *
8,573 110,849
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2.5% (continued)
DXP Enterprises, Inc. *
1,041 55,548
GMS, Inc. *
7,975 722,296
McGrath RentCorp
969 102,016
Rush Enterprises, Inc., Class A
8,268 436,798
2,858,513
Total Industrials 22,557,659
Information Technology - 14 .7%
Communications Equipment - 0 .2%
Aviat Networks, Inc. *
1,442 31,191
NETGEAR, Inc. *
11,403 228,744
259,935
Electronic Equipment, Instruments & Components - 4 .9%
Arlo Technologies, Inc. *
39,868 482,802
Bel Fuse, Inc., Class B
2,091 164,164
Benchmark Electronics, Inc.
5,586 247,572
Daktronics, Inc. *
34,476 445,085
ePlus, Inc. *
6,394 628,786
Fabrinet (Thailand) *
2,096 495,578
Insight Enterprises, Inc. *
6,778 1,459,913
Kimball Electronics, Inc. *
3,423 63,360
PC Connection, Inc.
6,496 489,993
Sanmina Corp. *
10,460 715,987
ScanSource, Inc. *
10,363 497,735
TTM Technologies, Inc. *
2,115 38,599
5,729,574
IT Services - 0 .6%
Hackett Group, Inc. (The)
9,556 251,036
Perficient, Inc. *
680 51,326
Squarespace, Inc., Class A *
3,885 180,381
Unisys Corp. *
33,563 190,638
673,381
Semiconductors & Semiconductor Equipment - 2 .0%
ACM Research, Inc., Class A *
10,306 209,212
Axcelis Technologies, Inc. *
2,623 275,021
Credo Technology Group Holding
Ltd. * 1,834 56,487
Diodes, Inc. *
719 46,081
FormFactor, Inc. *
6,265 288,190
Impinj, Inc. *
553 119,736
NVE Corp.
1,019 81,387
Photronics, Inc. *
23,311 577,180
Rambus, Inc. *
846 35,718
SMART Global Holdings, Inc. *
13,121 274,885
Synaptics, Inc. *
1,422 110,319
Ultra Clean Holdings, Inc. *
6,059 241,936
2,316,152
Software - 6 .5%
8x8, Inc. *
138,911 283,378
ACI Worldwide, Inc. *
3,737 190,213
Adeia, Inc.
11,411 135,905
Airship AI Holdings, Inc. *
15,851 36,457

Schedule of Investments
September 30, 2024
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
11
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 6.5% (continued)
Blackbaud, Inc. *
1,709 144,718
Cleanspark, Inc. *
13,483 125,931
Clear Secure, Inc., Class A
12,585 417,067
CommVault Systems, Inc. *
4,979 766,019
Consensus Cloud Solutions, Inc. *
24,728 582,344
Daily Journal Corp. *
500 245,050
Dave, Inc. *
10,054 401,758
Digital Turbine, Inc. *
33,785 103,720
EverCommerce, Inc. *
3,083 31,940
InterDigital, Inc.
4,625 655,039
LiveRamp Holdings, Inc. *
4,067 100,780
MARA Holdings, Inc. *
2,107 34,176
Mitek Systems, Inc. *
6,033 52,306
ON24, Inc. *
10,193 62,381
OneSpan, Inc. *
6,671 111,206
Porch Group, Inc. *
92,783 142,422
Progress Software Corp.
5,680 382,662
Qualys, Inc. *
6,632 851,947
Sapiens International Corp. NV
(Israel) 1,762 65,670
SolarWinds Corp.
12,078 157,618
SPS Commerce, Inc. *
3,897 756,680
Varonis Systems, Inc., Class B *
3,165 178,823
Verint Systems, Inc. *
3,278 83,032
Xperi, Inc. *
7,877 72,783
Yext, Inc. *
12,496 86,472
Zeta Global Holdings Corp., Class
A * 8,754 261,132
7,519,629
Technology Hardware, Storage & Peripherals - 0 .5%
Diebold Nixdorf, Inc. *
1,205 53,815
Eastman Kodak Co. *
62,756 296,208
Immersion Corp.
12,422 110,804
Turtle Beach Corp. *
4,808 73,755
534,582
Total Information Technology 17,033,253
Materials - 2 .7%
Chemicals - 0 .1%
Koppers Holdings, Inc.
3,235 118,174
Rayonier Advanced Materials, Inc. *
7,101 60,785
178,959
Construction Materials - 0 .2%
Knife River Corp. *
2,158 192,904
United States Lime & Minerals, Inc.
421 41,115
234,019
Metals & Mining - 2 .4%
Alpha Metallurgical Resources, Inc.
992 234,290
Arch Resources, Inc.
872 120,475
Commercial Metals Co.
16,408 901,784
Constellium SE, Class A *
14,058 228,583
Metallus, Inc. *
16,003 237,324
Olympic Steel, Inc.
8,703 339,417
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.4% (continued)
Ramaco Resources, Inc., Class A
4,278 50,053
Ryerson Holding Corp.
7,379 146,916
SunCoke Energy, Inc.
15,698 136,259
Warrior Met Coal, Inc.
5,463 349,086
2,744,187
Total Materials 3,157,165
Real Estate - 1 .2%
Industrial REITs - 0 .1%
Industrial Logistics Properties Trust,
REIT 11,846 56,387
Office REITs - 0 .8%
Equity Commonwealth, REIT *
31,190 620,681
NET Lease Office Properties, REIT
6,972 213,482
Piedmont Office Realty Trust, Inc.,
Class A, REIT 13,987 141,269
975,432
Real Estate Management & Development - 0 .3%
Forestar Group, Inc. * 10,840 350,891
Total Real Estate 1,382,710
TOTAL COMMON STOCKS
(Cost $66,737,144) 110,260,482
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4 .6%
Limited Purpose Cash Investment
Fund, 4.90% (a)
(Cost $5,324,300) 5,326,927 5,325,329
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $72,061,444) 115,585,811
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 299,502
NET ASSETS - 100.0% 115,885,313
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,250,708 2 .8%
Consumer Discretionary 13,104,849 11 .3
Consumer Staples 3,344,769 2 .9
Energy 5,009,886 4 .3
Financials 20,810,726 17 .9
Health Care 20,608,757 17 .8
Industrials 22,557,659 19 .5
Information Technology 17,033,253 14 .7
Materials 3,157,165 2 .7
Real Estate 1,382,710 1 .2
Investment Companies 5,325,329 4 .6
Total Investments In Securities
At Value 115,585,811 99 .7
Other Assets in Excess of
Liabilities ‡ 299,502 0 .3
Net Assets
$ 115,885,313 100 .0%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 41 12/2024 USD $ 4,610,860 $ 196,032
Net unrealized appreciation $ 196,032
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 125,727 $ 125,727

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2024
13
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.9%
Australia - 6 .9%
ANZ Group Holdings Ltd. 8,697 182,776
Aristocrat Leisure Ltd. 143,478 5,792,855
BHP Group Ltd. 270,647 8,402,550
BlueScope Steel Ltd. 501,905 7,661,541
Brambles Ltd. 190,221 2,496,800
Cochlear Ltd. 6,499 1,264,708
Fortescue Ltd. 578,713 8,162,503
Orica Ltd. 57,404 733,276
Origin Energy Ltd. 149,703 1,037,006
REA Group Ltd. 1,782 246,596
Rio Tinto Ltd. 8,995 795,567
Tabcorp Holdings Ltd. 57,040 19,849
Telstra Group Ltd. 339,441 908,524
Wesfarmers Ltd. 75,906 3,686,063
41,390,614
Austria - 0 .2%
Mondi plc 62,251 1,187,470
Belgium - 1 .0%
Ageas SA/NV 56,815 3,031,598
Groupe Bruxelles Lambert NV 1,467 114,315
UCB SA 17,106 3,087,925
6,233,838
Canada - 11 .4%
Air Canada (1)* 141,650 1,716,621
ARC Resources Ltd. (1) 126,288 2,134,603
Bank of Montreal (1) 8,976 809,960
Bank of Nova Scotia (The) (1) 25,211 1,373,654
Canadian Apartment Properties,
REIT (1) 3,482 141,577
Canadian Imperial Bank of
Commerce (1) 3,612 221,562
CCL Industries, Inc., Class B (1) 4,615 281,346
Cenovus Energy, Inc. (1) 65,098 1,088,777
CGI, Inc. (1)* 27,366 3,148,876
Constellation Software, Inc. (1) 143 465,230
Descartes Systems Group, Inc.
(The) (1)* 2,110 217,124
Empire Co. Ltd., Class A (1) 49,105 1,500,617
Enbridge, Inc. (1) 23,023 935,254
Fairfax Financial Holdings Ltd. (1) 6,420 8,106,209
George Weston Ltd. (1) 15,469 2,596,372
Great-West Lifeco, Inc. (1) 6,006 204,811
iA Financial Corp., Inc. (1) 12,987 1,076,448
Imperial Oil Ltd. (1) 72,342 5,089,535
Intact Financial Corp. (1) 7,051 1,353,946
Loblaw Cos. Ltd. (1) 25,641 3,414,123
Manulife Financial Corp. (1) 213,943 6,322,823
MEG Energy Corp. (1) 160,232 3,010,459
National Bank of Canada (1) 4,864 459,409
Onex Corp. (1) 29,272 2,050,306
Open Text Corp. (1) 25,368 844,443
Parkland Corp. (1) 87,439 2,253,779
Pembina Pipeline Corp. (1) 38,816 1,600,053
Power Corp. of Canada (1) 5,259 165,883
Royal Bank of Canada (1) 23,203 2,895,979
Suncor Energy, Inc. (1) 147,521 5,445,117
INVESTMENTS SHARES VALUE ($)
Canada - 11.4% (continued)
TFI International, Inc. (1) 16,487 2,258,284
Thomson Reuters Corp. (1) 10,563 1,801,751
Toronto-Dominion Bank (The) (1) 9,710 613,996
West Fraser Timber Co. Ltd. (1) 24,359 2,373,312
67,972,239
China - 0 .8%
BOC Hong Kong Holdings Ltd. 1,296,000 4,106,060
SITC International Holdings Co.
Ltd. 269,000 721,551
Wilmar International Ltd. 94,600 245,356
5,072,967
Denmark - 3 .4%
Novo Nordisk A/S, Class B 103,650 12,294,084
Pandora A/S 28,886 4,760,935
ROCKWOOL A/S, Class B 7,138 3,350,976
20,405,995
Finland - 0 .8%
Fortum OYJ 56,481 929,412
Nokia OYJ 124,892 545,300
Orion OYJ, Class B 3,251 178,135
Wartsila OYJ Abp 146,693 3,282,504
4,935,351
France - 8 .0%
AXA SA 118,661 4,568,077
BNP Paribas SA 64,665 4,437,423
Carrefour SA 160,378 2,734,678
Cie de Saint-Gobain SA 90,253 8,231,302
Dassault Aviation SA 10,755 2,220,781
Eiffage SA 1,689 163,099
Ipsen SA 15,556 1,916,196
La Francaise des Jeux SAEM (a) 7,323 301,338
Orange SA 39,476 452,115
Publicis Groupe SA 58,208 6,370,072
Safran SA 3,595 845,986
Societe Generale SA 135,179 3,368,562
Sodexo SA (1) 26,059 2,136,408
TotalEnergies SE 148,521 9,644,264
Unibail-Rodamco-Westfield, REIT * 4,856 425,302
Worldline SA *(a) 36,837 268,417
48,084,020
Germany - 7 .9%
Allianz SE (Registered) 4,847 1,594,271
Bechtle AG 18,693 836,177
Beiersdorf AG 5,751 865,640
Brenntag SE 32,990 2,462,457
Commerzbank AG 362,677 6,689,379
Deutsche Bank AG (Registered) 426,287 7,379,745
Deutsche Boerse AG 5,597 1,314,001
Fresenius SE & Co. KGaA * 12,270 468,109
Hannover Rueck SE 2,264 646,280
Heidelberg Materials AG 3,572 389,133
Knorr-Bremse AG 10,969 977,391
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 13,819 7,614,884

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 7.9% (continued)
Nemetschek SE 9,044 940,032
Rational AG 364 371,625
Rheinmetall AG 1,939 1,054,091
RWE AG 18,330 667,814
SAP SE 44,250 10,121,419
Siemens Energy AG * 3,772 139,262
Talanx AG 36,006 3,035,118
47,566,828
Hong Kong - 1 .4%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,319,467
Link, REIT 39,000 194,425
Swire Pacific Ltd., Class A 122,000 1,040,333
WH Group Ltd. (a) 7,203,000 5,673,078
8,227,303
Italy - 3 .0%
Coca-Cola HBC AG 45,952 1,638,293
Leonardo SpA 314,241 7,033,122
Prysmian SpA 18,618 1,354,619
UniCredit SpA 185,432 8,140,766
18,166,800
Japan - 20 .0%
Aisin Corp. 59,100 656,696
Asics Corp. 21,200 445,373
Brother Industries Ltd. 101,500 1,990,662
Dai Nippon Printing Co. Ltd. 26,800 478,521
Dai-ichi Life Holdings, Inc. 127,900 3,318,668
Daito Trust Construction Co. Ltd. 30,400 3,702,903
Disco Corp. 19,100 5,031,470
Fujitsu Ltd. 124,000 2,549,369
Hikari Tsushin, Inc. 5,400 1,202,686
Hitachi Ltd. 49,900 1,323,215
ITOCHU Corp. 105,100 5,664,374
Japan Post Holdings Co. Ltd. 42,000 402,744
Japan Post Insurance Co. Ltd. 207,800 3,816,483
Japan Tobacco, Inc. 35,000 1,020,556
KDDI Corp. 98,800 3,165,306
Koito Manufacturing Co. Ltd. 318,900 4,436,836
LY Corp. 69,900 203,744
M3, Inc. 12,400 124,173
Makita Corp. 26,100 881,699
Marubeni Corp. 68,100 1,125,138
Mazda Motor Corp. 574,600 4,390,253
Mitsubishi Electric Corp. 26,800 434,721
MonotaRO Co. Ltd. 54,000 900,449
MS&AD Insurance Group
Holdings, Inc. 196,900 4,627,974
Nexon Co. Ltd. 235,200 4,673,872
Nintendo Co. Ltd. 7,800 416,921
Nippon Steel Corp. 12,900 289,116
Nippon Yusen KK 38,700 1,421,511
Nitto Denko Corp. 45,000 757,272
Nomura Holdings, Inc. 574,600 2,998,829
Obayashi Corp. 120,600 1,536,885
Ono Pharmaceutical Co. Ltd. 290,300 3,896,793
Oracle Corp. Japan 31,500 3,252,173
ORIX Corp. 29,800 697,286
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
Osaka Gas Co. Ltd. 66,900 1,508,736
Otsuka Corp. 294,200 7,265,829
Renesas Electronics Corp. 231,100 3,353,878
SCREEN Holdings Co. Ltd. 37,200 2,615,958
SCSK Corp. 27,800 576,410
Shionogi & Co. Ltd. 155,100 2,223,232
Sompo Holdings, Inc. 142,800 3,218,827
Square Enix Holdings Co. Ltd. 31,200 1,238,571
Subaru Corp. 288,500 5,103,893
Sumitomo Corp. 35,800 803,927
Tokyo Electric Power Co. Holdings,
Inc. * 1,326,500 5,883,117
Tokyo Electron Ltd. 21,100 3,762,884
TOPPAN Holdings, Inc. 115,800 3,446,476
Toyota Tsusho Corp. 190,500 3,483,046
Trend Micro, Inc. 31,200 1,852,511
ZOZO, Inc. 31,900 1,158,915
119,330,881
Luxembourg - 0 .3%
ArcelorMittal SA 76,641 2,006,817
Netherlands - 4 .8%
ABN AMRO Bank NV, CVA (a) 19,940 360,353
Adyen NV *(a) 1,220 1,910,057
ASM International NV 5,974 3,941,405
ASML Holding NV 2,775 2,308,413
BE Semiconductor Industries NV 16,028 2,044,222
ING Groep NV 109,319 1,983,377
Koninklijke Ahold Delhaize NV (1) 96,946 3,348,616
Koninklijke KPN NV 378,240 1,544,840
NN Group NV 58,774 2,932,595
Universal Music Group NV 9,730 254,549
Wolters Kluwer NV 47,917 8,082,243
28,710,670
Singapore - 0 .3%
CapitaLand Integrated Commercial
Trust, REIT 156,096 256,572
Genting Singapore Ltd. 500,900 339,530
Oversea-Chinese Banking Corp.
Ltd. 65,300 764,400
Singapore Airlines Ltd. 54,400 287,173
1,647,675
Spain - 2 .6%
ACS Actividades de Construccion
y Servicios SA 8,135 375,488
Banco Bilbao Vizcaya Argentaria
SA 481,232 5,198,399
Banco Santander SA 848,364 4,346,905
Industria de Diseno Textil SA 10,867 643,614
Repsol SA 363,523 4,794,609
15,359,015
Sweden - 3 .2%
Alfa Laval AB 5,091 244,755
Atlas Copco AB, Class B 42,828 734,837
Evolution AB (a) 25,144 2,472,990
Getinge AB, Class B 61,687 1,327,608
Hexagon AB, Class B 17,097 184,153

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
15
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2% (continued)
Investor AB, Class B 44,280 1,364,542
Saab AB, Class B 72,444 1,543,819
SKF AB, Class B 266,097 5,300,354
Swedish Orphan Biovitrum AB (1)* 35,773 1,151,826
Tele2 AB, Class B (1) 83,286 942,271
Telefonaktiebolaget LM Ericsson,
Class B 67,988 513,748
Volvo AB, Class B 128,723 3,405,006
Volvo Car AB, Class B * 67,481 185,775
19,371,684
Switzerland - 6 .7%
ABB Ltd. (Registered) 155,585 9,026,362
Bachem Holding AG, Class B 2,638 222,387
BKW AG 3,742 678,568
Logitech International SA
(Registered) 79,098 7,084,079
Lonza Group AG (Registered) 6,460 4,099,411
Novartis AG (Registered) 118,570 13,652,432
Sandoz Group AG 21,490 895,551
Schindler Holding AG 7,784 2,284,637
UBS Group AG (Registered) 54,807 1,695,951
Zurich Insurance Group AG 959 579,389
40,218,767
United Kingdom - 9 .5%
3i Group plc 30,804 1,364,571
Associated British Foods plc 30,849 964,114
AstraZeneca plc 4,007 624,236
Auto Trader Group plc (a) 152,511 1,772,968
BAE Systems plc 489,115 8,120,323
Barclays plc 2,537,311 7,623,559
British American Tobacco plc 52,898 1,928,560
BT Group plc 1,750,605 3,469,822
Centrica plc 3,110,483 4,865,239
DCC plc 19,103 1,304,149
Hargreaves Lansdown plc 63,528 946,772
HSBC Holdings plc 390,049 3,499,139
Imperial Brands plc 24,800 721,409
Kingfisher plc 52,609 227,047
Lloyds Banking Group plc 751,673 591,035
London Stock Exchange Group plc 14,143 1,936,333
Next plc 4,263 558,438
Rolls-Royce Holdings plc * 1,258,843 8,909,453
Standard Chartered plc 277,493 2,943,085
Tesco plc 805,457 3,867,248
Vodafone Group plc 687,732 689,243
56,926,743
United States - 2 .7%
BP plc 170,214 887,758
GSK plc 102,282 2,082,566
Holcim AG 14,221 1,392,703
James Hardie Industries plc,
CHESS * 12,915 513,211
Nestle SA (Registered) 10,849 1,090,242
Roche Holding AG 11,358 3,634,756
Shell plc 191,540 6,213,891
INVESTMENTS SHARES VALUE ($)
United States - 2.7% (continued)
Swiss Re AG 2,040 282,294
16,097,421
TOTAL COMMON STOCKS
(Cost $425,416,530) 568,913,098
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 4.90% (1)(b)
(Cost $26,741,909) 26,754,837 26,746,810
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $452,158,439) 595,659,908
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 3,759,007
NET ASSETS - 100.0% 599,418,915
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,349,413 4 .4%
Consumer Discretionary 37,316,807 6 .2
Consumer Staples 31,608,902 5 .3
Energy 43,098,097 7 .2
Financials 142,869,694 23 .8
Health Care 53,144,128 8 .9
Industrials 113,843,805 19 .0
Information Technology 65,445,762 10 .9
Materials 34,945,820 5 .8
Real Estate 4,720,779 0 .8
Utilities 15,569,891 2 .6
Investment Companies 26,746,810 4 .5
Total Investments In Securities
At Value 595,659,908 99 .4
Other Assets in Excess of
Liabilities ‡ 3,759,007 0 .6
Net Assets
$ 599,418,915 100 .0%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2024
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $12,759,201, which represents
2.13% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 188 12/2024 USD $ 23,385,320 $ 430,314
Net unrealized appreciation $ 430,314
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 230,705 $ 230,705

Schedule of Investments
September 30, 2024
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2024
17
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.7%
Brazil - 1 .8%
Banco do Brasil SA (1) 1,163,400 5,804,507
BB Seguridade Participacoes SA
(1) 23,700 154,441
Caixa Seguridade Participacoes
S/A (1) 119,500 319,167
Gerdau SA, ADR (1) 62,506 218,771
Telefonica Brasil SA (1)* 81,500 835,092
TIM SA (1) 68,000 233,794
Vibra Energia SA (1) 422,000 1,812,655
9,378,427
Chile - 0 .8%
Banco de Chile 2,361,595 301,595
Cencosud SA (1) 1,270,249 2,563,663
Cia Sud Americana de Vapores
SA (1) 6,868,026 420,039
Enel Chile SA, ADR (1) 208,685 582,231
Falabella SA * 84,986 314,916
4,182,444
China - 27 .5%
Agricultural Bank of China Ltd.,
Class A 577,700 393,915
Alibaba Group Holding Ltd. 397,604 5,283,674
Anhui Conch Cement Co. Ltd.,
Class A 2,000 7,404
Anhui Conch Cement Co. Ltd.,
Class A 48,323 178,898
Autohome, Inc., ADR (1) 69,353 2,262,295
Baidu, Inc., Class A * 99,200 1,304,243
Bank of Beijing Co. Ltd., Class A 535,278 444,194
Bank of China Ltd., Class A 573,300 407,006
Bank of China Ltd., Class H 3,488,000 1,628,895
Bank of Communications Co. Ltd.,
Class A 366,400 384,198
Bank of Communications Co. Ltd.,
Class H 563,000 428,229
Bank of Ningbo Co. Ltd., Class A 55,900 202,707
Bank of Shanghai Co. Ltd., Class A 214,111 240,102
Baoshan Iron & Steel Co. Ltd.,
Class A 697,722 687,326
BOE Technology Group Co. Ltd.,
Class A 1,583,900 1,003,587
Bosideng International Holdings
Ltd. 2,198,000 1,250,297
BYD Co. Ltd., Class A 25,200 1,088,827
China CITIC Bank Corp. Ltd.,
Class H 7,111,000 4,514,284
China Communications Services
Corp. Ltd., Class H 1,528,000 820,287
China Construction Bank Corp.,
Class H 14,149,000 10,550,913
China Everbright Bank Co. Ltd.,
Class A 505,900 258,439
China Everbright Bank Co. Ltd.,
Class H 738,000 249,690
China Feihe Ltd. (a) 318,000 238,696
China Hongqiao Group Ltd. 3,400,500 5,578,204
INVESTMENTS SHARES VALUE ($)
China - 27.5% (continued)
China Medical System Holdings
Ltd. 635,000 727,312
China Merchants Bank Co. Ltd.,
Class A 103,158 545,818
China Merchants Securities Co.
Ltd., Class A 225,800 620,183
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 122,100 210,963
China Minsheng Banking Corp.
Ltd., Class A 333,155 190,256
China Minsheng Banking Corp.
Ltd., Class H 1,676,500 679,441
China Overseas Land &
Investment Ltd. 287,500 575,933
China Pacific Insurance Group Co.
Ltd., Class A 59,300 326,373
China Petroleum & Chemical
Corp., Class A 446,400 440,472
China Resources Land Ltd. 558,000 2,007,299
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 940,424
China Taiping Insurance Holdings
Co. Ltd. 2,015,200 3,205,179
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 312,208
China Vanke Co. Ltd., Class A * 165,400 225,712
China Yangtze Power Co. Ltd.,
Class A (1) 93,300 400,138
CITIC Ltd. 6,388,000 7,425,464
CITIC Securities Co. Ltd., Class A 143,965 551,280
Far East Horizon Ltd. (1) 1,598,000 1,169,642
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,567 234,328
Geely Automobile Holdings Ltd. 1,732,000 2,656,886
Guotai Junan Securities Co. Ltd.,
Class A (3) 88,600 185,881
Haier Smart Home Co. Ltd., Class
A 212,400 961,379
Haitong Securities Co. Ltd., Class
A (3) 175,200 219,289
Hansoh Pharmaceutical Group Co.
Ltd. (a) 240,000 640,700
Horizon Construction Development
Ltd. (1)* 83,925 17,489
Huatai Securities Co. Ltd., Class A 128,200 317,927
Huaxia Bank Co. Ltd., Class A 273,900 289,432
Industrial & Commercial Bank of
China Ltd., Class A 329,800 289,135
Industrial & Commercial Bank of
China Ltd., Class H 546,000 321,740
Industrial Bank Co. Ltd., Class A 145,390 396,637
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 612,847
JD.com, Inc., Class A 401,750 8,058,249
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 156,638 1,154,762
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 13,600 190,492
KE Holdings, Inc., ADR (1) 55,797 1,110,918
Kuaishou Technology *(a) 915,800 6,292,709

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 27.5% (continued)
Kunlun Energy Co. Ltd. 4,432,000 4,554,199
Kweichow Moutai Co. Ltd., Class A 6,600 1,619,466
Lenovo Group Ltd. 3,232,000 4,332,614
Li Auto, Inc., Class A * 90,100 1,158,590
Luxshare Precision Industry Co.
Ltd., Class A 188,107 1,156,435
Luzhou Laojiao Co. Ltd., Class A 19,000 398,690
Meituan, Class B *(a) 95,480 2,027,555
NARI Technology Co. Ltd., Class A 369,149 1,441,493
New China Life Insurance Co. Ltd.,
Class A 36,300 236,076
New Oriental Education &
Technology Group, Inc. 281,700 2,149,839
PDD Holdings, Inc., ADR (1)* 38,287 5,161,470
PetroChina Co. Ltd., Class A 421,600 541,630
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 2,987,179
Ping An Bank Co. Ltd., Class A 151,385 261,148
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 393,271
Poly Developments and Holdings
Group Co. Ltd., Class A 133,700 206,158
Qifu Technology, Inc., ADR (1) 62,536 1,864,198
SAIC Motor Corp. Ltd., Class A 157,800 327,436
Sany Heavy Industry Co. Ltd.,
Class A 185,700 495,981
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 201,448
Shanghai Pudong Development
Bank Co. Ltd., Class A 4,300 6,145
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 286,830
Sinopharm Group Co. Ltd., Class
H 784,400 2,069,438
Sinotruk Hong Kong Ltd. (1) 1,469,500 4,413,878
Tencent Holdings Ltd. 347,800 19,339,381
Tencent Music Entertainment
Group, ADR (1) 78,574 946,817
Wuliangye Yibin Co. Ltd., Class A 26,882 615,899
Xiaomi Corp., Class B *(a) 542,200 1,527,211
Yadea Group Holdings Ltd. (a) 112,000 197,637
Yum China Holdings, Inc. (1) 31,605 1,422,857
146,252,176
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 390,616
India - 17 .5%
ABB India Ltd. 41,073 3,947,402
Axis Bank Ltd., GDR (b) 10,489 762,690
Bajaj Auto Ltd. 49,275 7,254,345
Bharat Electronics Ltd. 1,172,298 3,994,292
Bharat Petroleum Corp. Ltd. 1,177,832 5,190,383
Cipla Ltd. 46,893 926,495
Coal India Ltd. 1,057,932 6,428,910
Colgate-Palmolive India Ltd. 10,661 483,807
DLF Ltd. 18,871 201,358
Dr Reddy's Laboratories Ltd., ADR
(1) 10,980 872,361
HCL Technologies Ltd. 123,200 2,638,964
INVESTMENTS SHARES VALUE ($)
India - 17.5% (continued)
HDFC Asset Management Co.
Ltd. (a) 34,629 1,775,671
Hero MotoCorp Ltd. 74,586 5,085,914
Hindustan Aeronautics Ltd. (b) 106,814 5,636,336
Hindustan Petroleum Corp. Ltd. 343,924 1,804,577
Indian Oil Corp. Ltd. 1,560,201 3,353,086
Info Edge India Ltd. 20,051 1,937,349
Jio Financial Services Ltd. * 203,618 850,329
Larsen & Toubro Ltd., GDR (1)(b) 14,876 660,494
NTPC Ltd. 1,493,875 7,882,314
Oil & Natural Gas Corp. Ltd. 1,740,141 6,191,509
Petronet LNG Ltd. 173,024 705,887
Power Finance Corp. Ltd. 379,357 2,211,540
Power Grid Corp. of India Ltd. 812,575 3,427,104
REC Ltd. 368,466 2,439,275
Reliance Industries Ltd., GDR (a) 11,581 807,132
State Bank of India, GDR (1)(b) 3,533 328,922
Tata Consultancy Services Ltd. 60,516 3,081,384
Trent Ltd. 64,789 5,861,567
Varun Beverages Ltd. (1) 166,720 1,206,215
Vedanta Ltd. 558,760 3,414,585
Zomato Ltd. * 609,913 1,985,189
93,347,386
Indonesia - 2 .6%
Adaro Energy Indonesia Tbk. PT 27,333,100 6,880,133
Astra International Tbk. PT 4,009,900 1,335,553
Indah Kiat Pulp & Paper Tbk. PT 260,400 148,591
Indofood Sukses Makmur Tbk.
PT (1) 633,800 295,131
United Tractors Tbk. PT 2,993,700 5,376,828
14,036,236
Malaysia - 0 .7%
CIMB Group Holdings Bhd. 205,100 401,347
RHB Bank Bhd. 944,654 1,415,747
Tenaga Nasional Bhd. 179,800 630,392
YTL Corp. Bhd. 1,962,900 1,200,934
3,648,420
Mexico - 2 .9%
Alfa SAB de CV, Class A (1) 1,569,209 1,283,898
Arca Continental SAB de CV (1) 281,178 2,628,993
Banco del Bajio SA (1)(a) 592,928 1,385,807
Coca-Cola Femsa SAB de CV,
ADR (1) 1,675 148,606
Fomento Economico Mexicano
SAB de CV, ADR (1) 1,705 168,301
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 7,687 2,173,576
Grupo Financiero Banorte SAB de
CV, Class O (1) 197,608 1,400,016
Grupo Financiero Inbursa SAB de
CV, Class O (1)* 82,600 187,098
Grupo Mexico SAB de CV, Series
B (1) 754,318 4,205,256
Promotora y Operadora de
Infraestructura SAB de CV (1) 6,543 61,582

Schedule of Investments
September 30, 2024
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
19
(Continued)
INVESTMENTS SHARES VALUE ($)
Mexico - 2.9% (continued)
Wal-Mart de Mexico SAB de CV
(1) 552,800 1,661,208
15,304,341
Philippines - 0 .5%
BDO Unibank, Inc. 229,664 650,333
International Container Terminal
Services, Inc. 238,484 1,728,265
Metropolitan Bank & Trust Co. 124,390 174,917
SM Prime Holdings, Inc. 596,524 343,492
2,897,007
Poland - 1 .7%
Bank Polska Kasa Opieki SA 96,877 3,698,746
Budimex SA 3,929 609,668
ORLEN SA 30,252 439,103
PGE Polska Grupa Energetyczna
SA * 930,792 1,739,709
Powszechna Kasa Oszczednosci
Bank Polski SA 47,680 694,802
Powszechny Zaklad Ubezpieczen
SA 148,707 1,625,664
8,807,692
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC, GDR (3)*(b) 72 –
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 1,291 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PJSC (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2 .9%
ACWA Power Co. 26,415 3,486,325
Arab National Bank 244,930 1,248,639
Bupa Arabia for Cooperative
Insurance Co. (1) 11,136 615,071
Elm Co. 18,115 5,623,798
Etihad Etisalat Co. 243,948 3,347,651
Jarir Marketing Co. 42,561 149,277
Riyad Bank 48,875 325,225
Saudi Electricity Co. 174,315 774,947
15,570,933
South Africa - 3 .8%
Absa Group Ltd. (1) 51,820 526,193
African Rainbow Minerals Ltd. 19,079 209,725
Exxaro Resources Ltd. 370,297 3,676,101
INVESTMENTS SHARES VALUE ($)
South Africa - 3.8% (continued)
Harmony Gold Mining Co. Ltd.,
ADR (1) 369,359 3,756,381
Kumba Iron Ore Ltd. (1) 9,544 221,510
Naspers Ltd., Class N 2,836 687,766
Nedbank Group Ltd. 235,721 4,071,297
Sasol Ltd. 309,156 2,076,381
Sibanye Stillwater Ltd. * 1,444,447 1,492,530
Standard Bank Group Ltd. 264,933 3,710,101
20,427,985
South Korea - 10 .8%
Alteogen, Inc. * 2,606 648,957
DB Insurance Co. Ltd. 62,317 5,355,141
Doosan Bobcat, Inc. 25,278 781,642
GS Holdings Corp. 38,289 1,240,382
Hana Financial Group, Inc. 145,406 6,524,650
Hanmi Semiconductor Co. Ltd. 17,652 1,469,910
Hyundai Glovis Co. Ltd. 9,248 861,591
Hyundai Mobis Co. Ltd. 4,318 715,130
Industrial Bank of Korea 407,909 4,350,438
KB Financial Group, Inc. 47,988 2,960,970
Kia Corp. 78,898 6,007,750
Korea Investment Holdings Co.
Ltd. 13,474 752,961
LG Uplus Corp. 11,488 85,966
Posco International Corp. 50,686 2,209,655
Samsung Electronics Co. Ltd. 251,258 11,743,500
Samsung Fire & Marine Insurance
Co. Ltd. 563 148,800
Shinhan Financial Group Co. Ltd. 65,842 2,792,528
SK Hynix, Inc. 17,071 2,284,728
SK Square Co. Ltd. * 7,082 437,192
Woori Financial Group, Inc. 536,476 6,333,197
57,705,088
Taiwan - 16 .0%
Accton Technology Corp. 78,960 1,321,131
ASE Technology Holding Co. Ltd. 464,840 2,204,506
Catcher Technology Co. Ltd. 82,500 615,769
Compal Electronics, Inc. 398,560 418,229
Hon Hai Precision Industry Co. Ltd. 1,431,760 8,430,005
Lite-On Technology Corp. 176,420 553,657
MediaTek, Inc. 255,980 9,434,283
Nien Made Enterprise Co. Ltd. 33,000 528,378
Novatek Microelectronics Corp. 258,740 4,212,634
Pegatron Corp. 452,900 1,469,489
PharmaEssentia Corp. * 12,000 240,298
Pou Chen Corp. 1,130,620 1,286,204
Quanta Computer, Inc. 29,080 242,359
Realtek Semiconductor Corp. 19,000 282,009
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,585,900 47,821,473
United Microelectronics Corp. 2,331,580 3,929,798
Wistron Corp. 327,860 1,045,645
Yang Ming Marine Transport Corp. 547,000 1,190,787
85,226,654

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Thailand - 2 .5%
Kasikornbank PCL, NVDR 579,100 2,696,184
Krung Thai Bank PCL, NVDR 6,566,900 4,187,620
PTT Exploration & Production PCL,
NVDR 310,000 1,264,431
PTT PCL, NVDR 1,531,900 1,614,698
SCB X PCL, NVDR 993,300 3,356,099
13,119,032
Turkey - 0 .6%
Akbank TAS (1) 107,162 193,031
BIM Birlesik Magazalar A/S (1) 30,992 449,734
Turkiye Petrol Rafinerileri A/S (1) 90,402 410,275
Yapi ve Kredi Bankasi A/S 2,107,603 1,901,562
2,954,602
United Arab Emirates - 0 .5%
Aldar Properties PJSC 158,981 325,254
Emaar Properties PJSC 293,170 695,573
Emirates NBD Bank PJSC (1) 344,758 1,905,388
2,926,215
United States - 0 .5%
JBS SA (1) 477,100 2,770,100
TOTAL COMMON STOCKS
(Cost $372,993,059) 498,945,354
PREFERRED STOCKS - 1.4%
Brazil - 1 .4%
Cia Energetica de Minas Gerais
(Preference) (1) 696,320 1,457,138
Petroleo Brasileiro SA (Preference)
(1) 884,400 5,845,998
TOTAL PREFERRED STOCKS
(Cost $6,074,329) 7,303,136
SHORT-TERM INVESTMENTS - 5.7%
INVESTMENT COMPANIES - 5 .7%
Limited Purpose Cash Investment
Fund, 4.90% (1)(c)
(Cost $30,311,254) 30,325,828 30,316,730
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.8%
(Cost $409,378,642) 536,565,220
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.8)% ‡ (4,376,999)
NET ASSETS - 100.0% 532,188,221
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 36,585,297 6 .9%
Consumer Discretionary 63,745,995 12 .0
Consumer Staples 16,286,175 3 .0
Energy 50,971,155 9 .6
Financials 116,175,403 21 .8
Health Care 7,280,324 1 .4
Industrials 44,127,371 8 .3
Information Technology 116,843,118 21 .9
Materials 22,195,563 4 .2
Real Estate 5,902,661 1 .1
Utilities 26,135,428 4 .9
Investment Companies 30,316,730 5 .7
Total Investments In Securities
At Value 536,565,220 100 .8
Liabilities in Excess of Other
Assets ‡ (4,376,999) ( 0 .8 )
Net Assets
$ 532,188,221 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $14,893,118, which represents
2.80% of net assets of the Fund.

Schedule of Investments
September 30, 2024
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
21
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2024 amounted to $7,388,442, which represents 1.39% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 387 12/2024 USD $ 22,691,745 $ 1,439,504
Net unrealized appreciation $ 1,439,504
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ (1,019,153) $ (1,019,153)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Communication Services - 10 .3%
Diversified Telecommunication Services - 0 .8%
AT&T, Inc.
116,094 2,554,068
Frontier Communications Parent,
Inc. * 24,803 881,251
Verizon Communications, Inc.
46,800 2,101,788
5,537,107
Entertainment - 1 .5%
Electronic Arts, Inc.
6,096 874,410
Netflix, Inc. *
9,127 6,473,507
Spotify Technology SA *
6,873 2,532,907
Walt Disney Co. (The)
2,028 195,073
10,075,897
Interactive Media & Services - 7 .3%
Alphabet, Inc., Class A
138,329 22,941,865
Meta Platforms, Inc., Class A
45,323 25,944,698
Pinterest, Inc., Class A *
16,002 517,985
Trump Media & Technology Group
Corp. * 10,318 165,810
49,570,358
Wireless Telecommunication Services - 0 .7%
T-Mobile US, Inc. 20,790 4,290,224
Total Communication Services 69,473,586
Consumer Discretionary - 10 .2%
Broadline Retail - 3 .3%
Amazon.com, Inc. *
115,395 21,501,550
Coupang, Inc. (South Korea) *
9,290 228,070
Dillard's, Inc., Class A
510 195,682
Macy's, Inc.
12,120 190,163
22,115,465
Diversified Consumer Services - 0 .1%
Duolingo, Inc., Class A *
1,629 459,410
H&R Block, Inc.
5,085 323,152
782,562
Hotels, Restaurants & Leisure - 2 .6%
Aramark
9,846 381,336
Booking Holdings, Inc.
619 2,607,302
Cava Group, Inc. *
4,254 526,858
Chipotle Mexican Grill, Inc., Class
A * 103,400 5,957,908
Domino's Pizza, Inc.
1,642 706,290
DoorDash, Inc., Class A *
5,842 833,829
DraftKings, Inc., Class A *
27,795 1,089,564
McDonald's Corp.
1,564 476,254
Royal Caribbean Cruises Ltd.
14,740 2,614,286
Starbucks Corp.
2,633 256,691
Wingstop, Inc.
5,151 2,143,228
17,593,546
INVESTMENTS SHARES VALUE ($)
Household Durables - 1 .2%
Garmin Ltd.
12,279 2,161,472
PulteGroup, Inc.
9,834 1,411,474
Tempur Sealy International, Inc.
14,032 766,147
Toll Brothers, Inc.
19,559 3,021,670
TopBuild Corp. *
906 368,570
7,729,333
Specialty Retail - 2 .6%
AutoNation, Inc. *
11,403 2,040,225
Carvana Co., Class A *
9,085 1,581,789
Dick's Sporting Goods, Inc.
12,079 2,520,887
Gap, Inc. (The)
44,741 986,539
Home Depot, Inc. (The)
6,141 2,488,333
Lowe's Cos., Inc.
5,244 1,420,338
O'Reilly Automotive, Inc. *
1,264 1,455,623
Penske Automotive Group, Inc.
5,891 956,816
Ross Stores, Inc.
6,515 980,573
TJX Cos., Inc. (The)
5,956 700,068
Tractor Supply Co.
4,465 1,299,003
Ulta Beauty, Inc. *
1,053 409,743
Williams-Sonoma, Inc.
5,622 870,960
17,710,897
Textiles, Apparel & Luxury Goods - 0 .4%
Deckers Outdoor Corp. *
12,876 2,053,078
Lululemon Athletica, Inc. *
2,694 731,017
PVH Corp.
1,865 188,048
2,972,143
Total Consumer Discretionary 68,903,946
Consumer Staples - 3 .2%
Beverages - 0 .4%
Coca-Cola Consolidated, Inc.
260 342,264
Constellation Brands, Inc., Class A
4,147 1,068,641
Monster Beverage Corp. *
21,254 1,108,821
2,519,726
Consumer Staples Distribution & Retail - 2 .5%
Casey's General Stores, Inc.
2,884 1,083,548
Costco Wholesale Corp.
6,245 5,536,317
Target Corp.
5,171 805,952
Walmart, Inc.
119,392 9,640,904
17,066,721
Food Products - 0 .2%
Freshpet, Inc. *
5,621 768,784
Pilgrim's Pride Corp. *
13,924 641,200
1,409,984
Household Products - 0 .1%
Spectrum Brands Holdings, Inc. 3,690 351,067
Tobacco - 0 .0% †
Philip Morris International, Inc. 1,416 171,902
Total Consumer Staples 21,519,400

Schedule of Investments
September 30, 2024
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
23
(Continued)
INVESTMENTS SHARES VALUE ($)
Energy - 2 .3%
Energy Equipment & Services - 0 .4%
TechnipFMC plc (United Kingdom)
76,567 2,008,353
Weatherford International plc
8,995 763,855
2,772,208
Oil, Gas & Consumable Fuels - 1 .9%
Antero Resources Corp. *
35,635 1,020,943
Cheniere Energy, Inc.
4,455 801,187
Diamondback Energy, Inc.
4,119 710,115
Exxon Mobil Corp.
1,918 224,828
Marathon Petroleum Corp.
11,187 1,822,474
Occidental Petroleum Corp.
5,855 301,767
Ovintiv, Inc.
22,264 852,934
Permian Resources Corp., Class A
83,293 1,133,618
Phillips 66
5,618 738,486
Range Resources Corp.
6,320 194,403
Targa Resources Corp.
32,374 4,791,676
Valero Energy Corp.
2,588 349,458
12,941,889
Total Energy 15,714,097
Financials - 15 .0%
Banks - 5 .1%
Bank of America Corp.
129,024 5,119,672
Citigroup, Inc.
22,173 1,388,030
Citizens Financial Group, Inc.
22,411 920,420
Commerce Bancshares, Inc.
7,169 425,839
East West Bancorp, Inc.
8,433 697,746
Fifth Third Bancorp
22,659 970,712
First Citizens BancShares, Inc.,
Class A 631 1,161,639
First Horizon Corp.
63,769 990,333
JPMorgan Chase & Co.
53,419 11,263,930
KeyCorp
97,493 1,633,008
NU Holdings Ltd., Class A (Brazil) *
115,443 1,575,797
Popular, Inc.
12,015 1,204,744
Truist Financial Corp.
5,179 221,506
Wells Fargo & Co.
62,605 3,536,556
Western Alliance Bancorp
17,190 1,486,763
Wintrust Financial Corp.
8,530 925,761
Zions Bancorp NA
27,202 1,284,478
34,806,934
Capital Markets - 3 .6%
Ameriprise Financial, Inc.
6,911 3,246,857
BlackRock, Inc.
365 346,571
Blue Owl Capital, Inc., Class A
13,867 268,465
CME Group, Inc.
4,233 934,011
Coinbase Global, Inc., Class A *
8,051 1,434,447
FactSet Research Systems, Inc.
1,562 718,286
Goldman Sachs Group, Inc. (The)
1,105 547,097
Intercontinental Exchange, Inc.
4,335 696,374
Jefferies Financial Group, Inc.
24,961 1,536,350
KKR & Co., Inc.
15,509 2,025,165
LPL Financial Holdings, Inc.
11,275 2,622,903
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.6% (continued)
Moody's Corp.
2,295 1,089,184
Morgan Stanley
31,752 3,309,829
MSCI, Inc., Class A
3,987 2,324,142
Nasdaq, Inc.
11,442 835,380
Robinhood Markets, Inc., Class A *
29,713 695,879
S&P Global, Inc.
3,044 1,572,591
Tradeweb Markets, Inc., Class A
1,915 236,828
24,440,359
Consumer Finance - 0 .9%
Ally Financial, Inc.
37,736 1,343,024
American Express Co.
8,694 2,357,813
Capital One Financial Corp.
3,365 503,842
OneMain Holdings, Inc.
11,245 529,302
SLM Corp.
9,570 218,866
Synchrony Financial
26,583 1,325,960
6,278,807
Financial Services - 2 .5%
Affirm Holdings, Inc., Class A *
22,092 901,795
Apollo Global Management, Inc.
11,795 1,473,314
Berkshire Hathaway, Inc., Class B *
4,305 1,981,419
Corebridge Financial, Inc.
67,715 1,974,569
Equitable Holdings, Inc.
18,138 762,340
Fiserv, Inc. *
6,637 1,192,337
Mastercard, Inc., Class A
9,549 4,715,296
Rocket Cos., Inc., Class A *
27,444 526,650
UWM Holdings Corp., Class A
29,134 248,222
Visa, Inc., Class A
11,670 3,208,667
16,984,609
Insurance - 2 .9%
Allstate Corp. (The)
18,827 3,570,540
American International Group, Inc.
17,195 1,259,190
Arch Capital Group Ltd. *
16,853 1,885,514
Arthur J Gallagher & Co.
7,060 1,986,472
Assured Guaranty Ltd.
21,907 1,742,045
Axis Capital Holdings Ltd.
5,500 437,855
Everest Group Ltd.
5,118 2,005,386
Lincoln National Corp.
18,004 567,306
Progressive Corp. (The)
19,802 5,024,955
Prudential Financial, Inc.
1,873 226,820
Reinsurance Group of America, Inc.
2,718 592,171
19,298,254
Total Financials 101,808,963
Health Care - 9 .4%
Biotechnology - 2 .0%
AbbVie, Inc.
28,246 5,578,020
Amgen, Inc.
5,166 1,664,537
Natera, Inc. *
9,930 1,260,613
Regeneron Pharmaceuticals, Inc. *
788 828,377
Roivant Sciences Ltd. *
26,842 309,757
United Therapeutics Corp. *
4,751 1,702,521
Vertex Pharmaceuticals, Inc. *
2,250 1,046,430

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 2.0% (continued)
Viking Therapeutics, Inc. *
17,382 1,100,454
13,490,709
Health Care Equipment & Supplies - 1 .1%
Boston Scientific Corp. *
17,375 1,456,025
Dexcom, Inc. *
9,776 655,383
Edwards Lifesciences Corp. *
9,288 612,915
Hologic, Inc. *
7,993 651,110
IDEXX Laboratories, Inc. *
3,637 1,837,485
Intuitive Surgical, Inc. *
3,924 1,927,744
Stryker Corp.
1,647 594,995
7,735,657
Health Care Providers & Services - 1 .8%
Cardinal Health, Inc.
6,696 740,042
Cigna Group (The)
1,258 435,821
DaVita, Inc. *
1,450 237,698
Elevance Health, Inc.
3,564 1,853,280
HCA Healthcare, Inc.
3,101 1,260,339
McKesson Corp.
2,935 1,451,123
Molina Healthcare, Inc. *
2,619 902,403
Tenet Healthcare Corp. *
3,283 545,635
UnitedHealth Group, Inc.
7,893 4,614,879
12,041,220
Health Care Technology - 0 .3%
Veeva Systems, Inc., Class A * 9,078 1,905,200
Life Sciences Tools & Services - 1 .2%
Agilent Technologies, Inc.
4,263 632,970
Danaher Corp.
5,035 1,399,831
IQVIA Holdings, Inc. *
2,487 589,344
Thermo Fisher Scientific, Inc.
8,568 5,299,908
7,922,053
Pharmaceuticals - 3 .0%
Eli Lilly & Co.
21,061 18,658,782
Merck & Co., Inc.
8,812 1,000,691
Zoetis, Inc., Class A
5,483 1,071,269
20,730,742
Total Health Care 63,825,581
Industrials - 14 .7%
Aerospace & Defense - 3 .0%
Axon Enterprise, Inc. *
2,995 1,196,802
BWX Technologies, Inc.
26,100 2,837,070
Curtiss-Wright Corp.
6,128 2,014,212
GE Aerospace
28,239 5,325,311
Howmet Aerospace, Inc.
17,600 1,764,400
Lockheed Martin Corp.
5,283 3,088,230
Northrop Grumman Corp.
5,286 2,791,378
RTX Corp.
2,804 339,733
TransDigm Group, Inc.
887 1,265,864
20,623,000
INVESTMENTS SHARES VALUE ($)
Building Products - 1 .4%
A O Smith Corp.
4,045 363,362
AZEK Co., Inc. (The), Class A *
14,670 686,556
Fortune Brands Innovations, Inc.
5,250 470,033
Lennox International, Inc.
2,152 1,300,432
Trane Technologies plc
16,727 6,502,287
9,322,670
Commercial Services & Supplies - 1 .3%
Cintas Corp.
23,096 4,755,005
Clean Harbors, Inc. *
5,033 1,216,526
Copart, Inc. *
34,720 1,819,328
Rollins, Inc.
14,763 746,713
8,537,572
Construction & Engineering - 1 .1%
AECOM
8,308 857,967
Comfort Systems USA, Inc.
810 316,184
EMCOR Group, Inc.
2,495 1,074,172
Quanta Services, Inc.
17,027 5,076,600
7,324,923
Electrical Equipment - 1 .4%
Eaton Corp. plc
17,403 5,768,050
nVent Electric plc
12,546 881,482
Vertiv Holdings Co., Class A
30,793 3,063,596
9,713,128
Ground Transportation - 1 .4%
CSX Corp.
26,301 908,174
JB Hunt Transport Services, Inc.
2,681 462,017
Old Dominion Freight Line, Inc.
13,877 2,756,527
Uber Technologies, Inc. *
44,352 3,333,496
Union Pacific Corp.
5,640 1,390,147
XPO, Inc. *
8,104 871,261
9,721,622
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,104,865
Machinery - 2 .5%
Allison Transmission Holdings, Inc.
31,149 2,992,485
Caterpillar, Inc.
4,750 1,857,820
Crane Co.
3,558 563,160
Deere & Co.
4,046 1,688,517
Esab Corp.
4,219 448,522
Illinois Tool Works, Inc.
6,540 1,713,938
Ingersoll Rand, Inc.
9,018 885,207
PACCAR, Inc.
22,270 2,197,604
Parker-Hannifin Corp.
4,198 2,652,380
Westinghouse Air Brake
Technologies Corp. 6,146 1,117,158
Xylem, Inc.
6,645 897,274
17,014,065

Schedule of Investments
September 30, 2024
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
25
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 0 .8%
Automatic Data Processing, Inc.
3,597 995,398
Booz Allen Hamilton Holding Corp.,
Class A 17,751 2,889,153
Leidos Holdings, Inc.
3,212 523,556
Verisk Analytics, Inc., Class A
4,134 1,107,746
5,515,853
Trading Companies & Distributors - 1 .6%
Fastenal Co.
25,858 1,846,778
United Rentals, Inc.
5,477 4,434,891
Watsco, Inc.
3,619 1,780,114
WW Grainger, Inc.
2,510 2,607,413
10,669,196
Total Industrials 99,546,894
Information Technology - 26 .6%
Communications Equipment - 0 .7%
Arista Networks, Inc. *
11,213 4,303,774
Ubiquiti, Inc.
1,298 287,792
4,591,566
Electronic Equipment, Instruments & Components - 0 .7%
Amphenol Corp., Class A
26,448 1,723,352
Jabil, Inc.
8,553 1,024,906
TD SYNNEX Corp.
8,911 1,070,033
Zebra Technologies Corp., Class A *
3,161 1,170,581
4,988,872
IT Services - 0 .5%
Accenture plc, Class A (Ireland)
1,073 379,284
Cloudflare, Inc., Class A *
2,338 189,121
Gartner, Inc. *
438 221,961
GoDaddy, Inc., Class A *
1,450 227,331
International Business Machines
Corp. 5,940 1,313,215
Kyndryl Holdings, Inc. *
34,881 801,566
Okta, Inc., Class A *
5,154 383,148
3,515,626
Semiconductors & Semiconductor Equipment - 12 .8%
Advanced Micro Devices, Inc. *
13,724 2,251,834
Analog Devices, Inc.
3,373 776,364
Applied Materials, Inc.
3,864 780,721
Broadcom, Inc.
91,932 15,858,270
KLA Corp.
9,513 7,366,962
Lam Research Corp.
1,419 1,158,018
Micron Technology, Inc.
4,428 459,228
Monolithic Power Systems, Inc.
2,070 1,913,715
NVIDIA Corp.
424,048 51,496,389
Skyworks Solutions, Inc.
3,632 358,733
Teradyne, Inc.
9,768 1,308,228
Texas Instruments, Inc.
12,583 2,599,270
86,327,732
INVESTMENTS SHARES VALUE ($)
Software - 11 .3%
Adobe, Inc. *
2,606 1,349,335
AppLovin Corp., Class A *
20,045 2,616,875
Autodesk, Inc. *
3,076 847,377
Cadence Design Systems, Inc. *
15,673 4,247,853
Crowdstrike Holdings, Inc., Class A *
898 251,862
Elastic NV *
3,094 237,495
Fair Isaac Corp. *
1,449 2,816,161
Fortinet, Inc. *
13,258 1,028,158
Guidewire Software, Inc. *
1,911 349,598
Informatica, Inc., Class A *
7,348 185,757
Intuit, Inc.
2,897 1,799,037
Microsoft Corp.
102,997 44,319,609
MicroStrategy, Inc., Class A *
7,529 1,269,389
Nutanix, Inc., Class A *
35,569 2,107,463
Oracle Corp.
3,442 586,517
Palantir Technologies, Inc., Class A *
61,366 2,282,815
Palo Alto Networks, Inc. *
3,219 1,100,254
Salesforce, Inc.
2,432 665,663
ServiceNow, Inc. *
4,353 3,893,280
Synopsys, Inc. *
8,459 4,283,553
76,238,051
Technology Hardware, Storage & Peripherals - 0 .6%
Apple, Inc.
8,006 1,865,398
Dell Technologies, Inc., Class C
10,609 1,257,591
HP, Inc.
17,380 623,420
NetApp, Inc.
1,559 192,552
3,938,961
Total Information Technology 179,600,808
Materials - 1 .9%
Chemicals - 0 .8%
Element Solutions, Inc.
38,953 1,057,964
Olin Corp.
19,037 913,395
Sherwin-Williams Co. (The)
7,860 2,999,926
Westlake Corp.
2,018 303,285
5,274,570
Containers & Packaging - 0 .2%
Avery Dennison Corp.
4,365 963,618
Packaging Corp. of America
3,115 670,971
1,634,589
Metals & Mining - 0 .9%
ATI, Inc. *
3,150 210,766
Freeport-McMoRan, Inc.
34,828 1,738,614
Nucor Corp.
9,268 1,393,351
Reliance, Inc.
3,454 998,931
Steel Dynamics, Inc.
12,307 1,551,667
5,893,329
Total Materials 12,802,488

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .6%
Health Care REITs - 0 .0% †
Welltower, Inc., REIT 2,176 278,593
Office REITs - 0 .1%
Vornado Realty Trust, REIT 11,342 446,875
Real Estate Management & Development - 0 .2%
CoStar Group, Inc. * 20,700 1,561,608
Specialized REITs - 0 .3%
American Tower Corp., REIT
2,010 467,446
Digital Realty Trust, Inc., REIT
3,200 517,856
Iron Mountain, Inc., REIT
5,659 672,459
1,657,761
Total Real Estate 3,944,837
Utilities - 1 .2%
Electric Utilities - 0 .8%
Constellation Energy Corp.
16,274 4,231,565
Duke Energy Corp.
1,525 175,833
NRG Energy, Inc.
13,531 1,232,674
5,640,072
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 20,926 2,480,568
Total Utilities 8,120,640
TOTAL COMMON STOCKS
(Cost $296,101,073) 645,261,240
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4 .4%
Limited Purpose Cash Investment
Fund, 4.90% (a)
(Cost $29,693,250) 29,706,270 29,697,358
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $325,794,323) 674,958,598
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,428,988
NET ASSETS - 100.0% 676,387,586
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 69,473,586 10 .3%
Consumer Discretionary 68,903,946 10 .2
Consumer Staples 21,519,400 3 .2
Energy 15,714,097 2 .3
Financials 101,808,963 15 .0
Health Care 63,825,581 9 .4
Industrials 99,546,894 14 .7
Information Technology 179,600,808 26 .6
Materials 12,802,488 1 .9
Real Estate 3,944,837 0 .6
Utilities 8,120,640 1 .2
Investment Companies 29,697,358 4 .4
Total Investments In Securities
At Value 674,958,598 99 .8
Other Assets in Excess of
Liabilities ‡ 1,428,988 0 .2
Net Assets
$ 676,387,586 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).

Schedule of Investments
September 30, 2024
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
27
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 84 12/2024 USD $ 24,419,850 $ 635,274
Net unrealized appreciation $ 635,274
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 810,754 $ 810,754

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Communication Services - 2 .0%
Diversified Telecommunication Services - 0 .9%
AST SpaceMobile, Inc. *
25,836 675,611
Bandwidth, Inc., Class A *
4,427 77,517
Consolidated Communications
Holdings, Inc. * 21,302 98,841
IDT Corp., Class B
4,799 183,178
Lumen Technologies, Inc. *
32,187 228,528
1,263,675
Entertainment - 0 .2%
Cinemark Holdings, Inc. *
5,504 153,231
Sphere Entertainment Co. *
2,233 98,654
251,885
Interactive Media & Services - 0 .4%
Cargurus, Inc., Class A *
1,567 47,057
EverQuote, Inc., Class A *
6,144 129,577
Grindr, Inc. (Singapore) *
15,424 184,008
MediaAlpha, Inc., Class A *
6,836 123,800
QuinStreet, Inc. *
8,084 154,647
639,089
Media - 0 .3%
Gannett Co., Inc. *
22,395 125,860
John Wiley & Sons, Inc., Class A
1,205 58,141
Magnite, Inc. *
4,544 62,935
National CineMedia, Inc. *
12,140 85,587
TechTarget, Inc. *
2,727 66,675
399,198
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 10,162 236,267
Total Communication Services 2,790,114
Consumer Discretionary - 10 .1%
Automobile Components - 1 .0%
Gentherm, Inc. *
1,057 49,204
Modine Manufacturing Co. *
7,832 1,040,011
Patrick Industries, Inc.
1,211 172,410
Phinia, Inc.
776 35,719
Visteon Corp. *
1,358 129,336
1,426,680
Broadline Retail - 0 .0% †
Groupon, Inc. * 3,303 32,303
Distributors - 0 .2%
A-Mark Precious Metals, Inc. 4,666 206,051
Diversified Consumer Services - 1 .3%
Adtalem Global Education, Inc. *
3,082 232,629
American Public Education, Inc. *
7,037 103,796
Carriage Services, Inc., Class A
4,474 146,881
Frontdoor, Inc. *
2,005 96,220
Graham Holdings Co., Class B
81 66,559
Laureate Education, Inc., Class A
15,137 251,426
Lincoln Educational Services Corp. *
4,585 54,745
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.3% (continued)
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 96,418
Perdoceo Education Corp.
7,091 157,704
Strategic Education, Inc.
1,582 146,414
Stride, Inc. *
4,265 363,847
Universal Technical Institute, Inc. *
6,821 110,910
1,827,549
Hotels, Restaurants & Leisure - 1 .3%
Brinker International, Inc. *
3,338 255,457
Kura Sushi USA, Inc., Class A *
1,446 116,490
Red Rock Resorts, Inc., Class A
6,117 333,010
Rush Street Interactive, Inc. *
27,028 293,254
Shake Shack, Inc., Class A *
3,720 383,941
Sweetgreen, Inc., Class A *
10,303 365,241
1,747,393
Household Durables - 3 .0%
Cavco Industries, Inc. *
215 92,072
Dream Finders Homes, Inc., Class
A * 1,297 46,964
Green Brick Partners, Inc. *
6,031 503,709
Hamilton Beach Brands Holding Co.,
Class A 2,489 75,740
Hovnanian Enterprises, Inc., Class
A * 1,264 258,324
Installed Building Products, Inc.
2,960 728,959
KB Home
7,140 611,827
La-Z-Boy, Inc.
2,370 101,744
M/I Homes, Inc. *
3,632 622,379
Meritage Homes Corp.
2,590 531,131
Taylor Morrison Home Corp., Class
A * 4,031 283,218
Tri Pointe Homes, Inc. *
2,893 131,082
Worthington Enterprises, Inc.
3,857 159,873
4,147,022
Leisure Products - 0 .4%
Acushnet Holdings Corp.
8,641 550,864
Smith & Wesson Brands, Inc.
2,803 36,383
587,247
Specialty Retail - 2 .4%
Abercrombie & Fitch Co., Class A *
5,550 776,445
Academy Sports & Outdoors, Inc.
996 58,127
American Eagle Outfitters, Inc.
4,254 95,247
Asbury Automotive Group, Inc. *
1,031 245,986
Boot Barn Holdings, Inc. *
674 112,747
Buckle, Inc. (The)
5,074 223,104
Build-A-Bear Workshop, Inc.
5,712 196,321
Caleres, Inc.
6,268 207,157
Foot Locker, Inc.
1,379 35,633
Group 1 Automotive, Inc.
778 298,005
Lands' End, Inc. *
3,691 63,744
ODP Corp. (The) *
4,918 146,311
RealReal, Inc. (The) *
15,596 48,971
Shoe Carnival, Inc.
5,985 262,442

Schedule of Investments
September 30, 2024
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
29
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.4% (continued)
Signet Jewelers Ltd.
1,657 170,903
Sonic Automotive, Inc., Class A
5,124 299,652
Urban Outfitters, Inc. *
1,775 68,000
3,308,795
Textiles, Apparel & Luxury Goods - 0 .5%
G-III Apparel Group Ltd. *
1,422 43,399
Kontoor Brands, Inc.
5,278 431,635
Rocky Brands, Inc.
1,550 49,383
Superior Group of Cos., Inc.
2,637 40,847
Wolverine World Wide, Inc.
2,600 45,292
610,556
Total Consumer Discretionary 13,893,596
Consumer Staples - 2 .1%
Beverages - 0 .1%
National Beverage Corp. 4,442 208,507
Consumer Staples Distribution & Retail - 1 .3%
Andersons, Inc. (The)
1,914 95,968
Natural Grocers by Vitamin Cottage,
Inc. 5,902 175,230
Sprouts Farmers Market, Inc. *
13,578 1,499,147
1,770,345
Food Products - 0 .4%
BRC, Inc., Class A *
9,195 31,447
Cal-Maine Foods, Inc.
2,412 180,514
Lifeway Foods, Inc. *
6,377 165,292
Mama's Creations, Inc. *
8,985 65,591
Vital Farms, Inc. *
4,176 146,452
589,296
Household Products - 0 .2%
Central Garden & Pet Co., Class A *
4,011 125,945
WD-40 Co.
321 82,780
208,725
Personal Care Products - 0 .1%
Honest Co., Inc. (The) * 31,012 110,713
Tobacco - 0 .0% †
Turning Point Brands, Inc. 917 39,569
Total Consumer Staples 2,927,155
Energy - 5 .2%
Energy Equipment & Services - 1 .4%
Archrock, Inc.
16,883 341,712
Atlas Energy Solutions, Inc.
1,777 38,739
Helix Energy Solutions Group, Inc. *
20,342 225,796
Kodiak Gas Services, Inc.
1,363 39,527
Liberty Energy, Inc., Class A
8,311 158,657
Natural Gas Services Group, Inc. *
1,901 36,328
Newpark Resources, Inc. *
11,144 77,228
Noble Corp. plc
840 30,358
RPC, Inc.
16,332 103,872
Select Water Solutions, Inc., Class A
7,964 88,639
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.4% (continued)
Tidewater, Inc. *
9,674 694,496
Valaris Ltd. *
2,050 114,287
1,949,639
Oil, Gas & Consumable Fuels - 3 .8%
Amplify Energy Corp. *
6,384 41,688
Ardmore Shipping Corp. (Ireland)
4,092 74,065
Centrus Energy Corp., Class A *
1,016 55,728
CNX Resources Corp. *
10,598 345,177
CONSOL Energy, Inc.
5,691 595,563
DHT Holdings, Inc.
6,743 74,375
Dorian LPG Ltd.
11,277 388,154
Encore Energy Corp. (Canada) *
11,579 46,779
Golar LNG Ltd. (Cameroon)
1,539 56,574
Gulfport Energy Corp. *
1,310 198,268
International Seaways, Inc.
9,428 486,108
Kinetik Holdings, Inc., Class A
8,018 362,895
Kosmos Energy Ltd. (Ghana) *
27,429 110,539
Murphy Oil Corp.
2,133 71,967
Northern Oil & Gas, Inc.
7,827 277,154
PBF Energy, Inc., Class A
9,221 285,390
Peabody Energy Corp.
2,631 69,827
REX American Resources Corp. *
1,832 84,803
Sable Offshore Corp. *
7,394 174,720
Scorpio Tankers, Inc. (Monaco)
6,335 451,685
SM Energy Co.
3,289 131,461
Teekay Corp. *
20,271 186,493
Teekay Tankers Ltd., Class A
(Canada) 4,418 257,349
Uranium Energy Corp. *
35,179 218,462
VAALCO Energy, Inc.
13,396 76,893
5,122,117
Total Energy 7,071,756
Financials - 16 .0%
Banks - 5 .8%
Amalgamated Financial Corp.
6,332 198,635
Ameris Bancorp
933 58,210
Arrow Financial Corp.
1,649 47,260
Associated Banc-Corp.
3,991 85,966
Axos Financial, Inc. *
3,991 250,954
Bancorp, Inc. (The) *
8,913 476,846
BankUnited, Inc.
5,699 207,672
Business First Bancshares, Inc.
5,430 139,388
Byline Bancorp, Inc.
1,761 47,142
Cadence Bank
9,521 303,244
Central Pacific Financial Corp.
7,882 232,598
Coastal Financial Corp. *
4,390 237,016
Community Trust Bancorp, Inc.
755 37,493
Customers Bancorp, Inc. *
2,765 128,434
CVB Financial Corp.
4,313 76,858
Equity Bancshares, Inc., Class A
4,204 171,860
Esquire Financial Holdings, Inc.
4,882 318,355
FB Financial Corp.
1,584 74,337
Financial Institutions, Inc.
1,552 39,529

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 5.8% (continued)
First BanCorp
8,813 186,571
First Commonwealth Financial Corp.
3,176 54,468
First Community Bankshares, Inc.
3,807 164,272
First Financial Northwest, Inc.
1,749 39,388
First Foundation, Inc.
19,656 122,653
First Internet Bancorp
2,839 97,264
First Mid Bancshares, Inc.
4,801 186,807
Fulton Financial Corp.
14,174 256,975
German American Bancorp, Inc.
965 37,394
Glacier Bancorp, Inc.
2,042 93,319
Heritage Financial Corp.
2,672 58,169
HomeTrust Bancshares, Inc.
3,754 127,936
Horizon Bancorp, Inc.
14,299 222,349
Independent Bank Corp.
8,427 281,041
Lakeland Financial Corp.
3,172 206,561
Live Oak Bancshares, Inc.
1,155 54,712
Mercantile Bank Corp.
5,027 219,780
Metropolitan Bank Holding Corp. *
1,152 60,572
Northeast Bank
3,013 232,393
Northrim Bancorp, Inc.
580 41,308
Northwest Bancshares, Inc.
5,731 76,681
OFG Bancorp
3,023 135,793
Old National Bancorp
7,703 143,738
Orrstown Financial Services, Inc.
6,401 230,180
Park National Corp.
709 119,098
Peoples Bancorp, Inc.
4,139 124,543
QCR Holdings, Inc.
1,539 113,932
RBB Bancorp
4,809 110,703
S&T Bancorp, Inc.
2,216 93,006
Sandy Spring Bancorp, Inc.
1,170 36,703
ServisFirst Bancshares, Inc.
3,375 271,519
Triumph Financial, Inc. *
2,953 234,882
Trustmark Corp.
3,170 100,869
UMB Financial Corp.
2,784 292,626
Univest Financial Corp.
1,707 48,035
8,008,037
Capital Markets - 3 .0%
Artisan Partners Asset Management,
Inc., Class A 1,872 81,095
BGC Group, Inc., Class A
42,627 391,316
Brightsphere Investment Group, Inc.
8,653 219,786
Donnelley Financial Solutions, Inc. *
8,190 539,148
Hamilton Lane, Inc., Class A
4,191 705,723
Moelis & Co., Class A
1,041 71,319
Perella Weinberg Partners
8,820 170,314
Piper Sandler Cos.
1,024 290,621
PJT Partners, Inc., Class A
3,670 489,358
StepStone Group, Inc., Class A
9,239 525,052
StoneX Group, Inc. *
2,082 170,474
Victory Capital Holdings, Inc., Class
A 3,126 173,180
Virtus Investment Partners, Inc.
748 156,669
WisdomTree, Inc.
6,690 66,833
4,050,888
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0 .8%
Bread Financial Holdings, Inc.
3,024 143,882
Enova International, Inc. *
1,584 132,723
FirstCash Holdings, Inc.
1,147 131,676
LendingTree, Inc. *
2,762 160,279
Moneylion, Inc. *
888 36,896
Nelnet, Inc., Class A
1,414 160,178
NerdWallet, Inc., Class A *
6,232 79,209
OppFi, Inc.
25,354 119,925
PROG Holdings, Inc.
2,176 105,514
1,070,282
Financial Services - 3 .4%
Alerus Financial Corp.
2,798 64,018
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 104,098
Enact Holdings, Inc.
5,553 201,740
EVERTEC, Inc.
2,480 84,047
HA Sustainable Infrastructure
Capital, Inc. 9,299 320,537
Jackson Financial, Inc., Class A
7,145 651,838
Merchants Bancorp
6,700 301,232
Mr Cooper Group, Inc. *
14,627 1,348,317
NMI Holdings, Inc. *
1,429 58,861
Pagseguro Digital Ltd., Class A
(Brazil) * 7,848 67,571
Payoneer Global, Inc. *
6,750 50,828
Paysafe Ltd. *
5,553 124,554
Paysign, Inc. *
9,733 35,720
PennyMac Financial Services, Inc.
9,017 1,027,667
Walker & Dunlop, Inc.
2,134 242,401
4,683,429
Insurance - 3 .0%
American Coastal Insurance Corp. *
16,747 188,739
Baldwin Insurance Group, Inc. (The)
* 7,764 386,647
CNO Financial Group, Inc.
18,395 645,664
F&G Annuities & Life, Inc.
8,405 375,871
Genworth Financial, Inc., Class A *
37,888 259,533
HCI Group, Inc.
1,524 163,159
Heritage Insurance Holdings, Inc. *
11,992 146,782
Hippo Holdings, Inc. *
2,269 38,301
Lemonade, Inc. *
1,951 32,172
Mercury General Corp.
4,464 281,143
Oscar Health, Inc., Class A *
27,402 581,196
Palomar Holdings, Inc. *
2,736 259,017
Root, Inc., Class A *
2,177 82,247
Selective Insurance Group, Inc.
1,643 153,292
Selectquote, Inc. *
28,777 62,446
SiriusPoint Ltd. (Sweden) *
14,399 206,482
Skyward Specialty Insurance Group,
Inc. * 1,975 80,442
Stewart Information Services Corp.
1,107 82,737
Tiptree, Inc.
2,089 40,882

Schedule of Investments
September 30, 2024
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
31
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.0% (continued)
Universal Insurance Holdings, Inc.
4,810 106,590
4,173,342
Total Financials 21,985,978
Health Care - 23 .4%
Biotechnology - 14 .9%
Absci Corp. *
25,654 97,998
ADC Therapeutics SA (Switzerland)
* 22,000 69,300
ADMA Biologics, Inc. *
45,968 918,900
Aerovate Therapeutics, Inc. *
21,160 44,224
Agios Pharmaceuticals, Inc. *
5,262 233,791
Akebia Therapeutics, Inc. *
41,810 55,189
Alkermes plc *
2,060 57,659
Altimmune, Inc. *
16,311 100,150
AnaptysBio, Inc. *
1,898 63,583
Annexon, Inc. *
18,598 110,100
Applied Therapeutics, Inc. *
19,528 165,988
Arbutus Biopharma Corp. *
8,005 30,819
Arcellx, Inc. *
6,395 534,046
Arcutis Biotherapeutics, Inc. *
3,850 35,805
Ardelyx, Inc. *
37,251 256,659
Arrowhead Pharmaceuticals, Inc. *
2,624 50,827
Avidity Biosciences, Inc. *
10,261 471,288
Biohaven Ltd. *
8,781 438,787
Black Diamond Therapeutics, Inc. *
14,479 62,984
Blueprint Medicines Corp. *
4,955 458,338
Bridgebio Pharma, Inc. *
8,381 213,380
C4 Therapeutics, Inc. *
18,211 103,803
Candel Therapeutics, Inc. *
15,188 105,253
Cardiff Oncology, Inc. *
30,617 81,747
CareDx, Inc. *
6,884 214,953
Catalyst Pharmaceuticals, Inc. *
11,276 224,167
Celcuity, Inc. *
6,637 98,958
Celldex Therapeutics, Inc. *
3,680 125,083
CervoMed, Inc. *
3,238 47,275
Corbus Pharmaceuticals Holdings,
Inc. * 2,197 45,324
Crinetics Pharmaceuticals, Inc. *
6,754 345,129
Cullinan Therapeutics, Inc. *
5,726 95,853
Cytokinetics, Inc. *
9,085 479,688
Day One Biopharmaceuticals, Inc. *
2,532 35,271
Dianthus Therapeutics, Inc. *
5,397 147,770
Dyne Therapeutics, Inc. *
8,911 320,083
Eliem Therapeutics, Inc. *
10,286 52,356
Geron Corp. *
28,486 129,326
Gyre Therapeutics, Inc. *
8,098 101,549
Halozyme Therapeutics, Inc. *
8,155 466,792
Heron Therapeutics, Inc. *
43,111 85,791
Humacyte, Inc. *
10,406 56,609
Ideaya Biosciences, Inc. *
9,564 302,988
IGM Biosciences, Inc. *
3,833 63,398
ImmunityBio, Inc. *
54,634 203,238
Immunome, Inc. *
11,704 171,112
Immunovant, Inc. *
6,512 185,657
INVESTMENTS SHARES VALUE ($)
Biotechnology - 14.9% (continued)
Inovio Pharmaceuticals, Inc. *
6,863 39,668
Insmed, Inc. *
13,427 980,171
Iovance Biotherapeutics, Inc. *
7,442 69,880
iTeos Therapeutics, Inc. *
4,433 45,261
Janux Therapeutics, Inc. *
5,204 236,418
Jasper Therapeutics, Inc. *
3,208 60,342
KalVista Pharmaceuticals, Inc. *
4,900 56,742
Kiniksa Pharmaceuticals
International plc * 9,694 242,253
Korro Bio, Inc. *
2,573 85,990
Krystal Biotech, Inc. *
3,118 567,570
Kura Oncology, Inc. *
9,053 176,896
Kymera Therapeutics, Inc. *
4,977 235,561
Larimar Therapeutics, Inc. *
14,221 93,148
Madrigal Pharmaceuticals, Inc. *
951 201,821
MannKind Corp. *
38,031 239,215
Mirum Pharmaceuticals, Inc. *
4,280 166,920
Myriad Genetics, Inc. *
2,637 72,227
Neurogene, Inc. *
3,248 136,286
Nkarta, Inc. *
13,812 62,430
Novavax, Inc. *
16,366 206,703
Nurix Therapeutics, Inc. *
9,041 203,151
Nuvalent, Inc., Class A *
7,093 725,614
Ocugen, Inc. *
35,869 35,589
Olema Pharmaceuticals, Inc. *
8,141 97,204
ORIC Pharmaceuticals, Inc. *
7,980 81,795
PDL BioPharma, Inc. (3)*
34,242 2,791
PepGen, Inc. *
4,744 40,561
Perspective Therapeutics, Inc. *
9,738 130,002
Poseida Therapeutics, Inc. *
19,443 55,607
Praxis Precision Medicines, Inc. *
3,848 221,414
Protagonist Therapeutics, Inc. *
4,863 218,835
Regulus Therapeutics, Inc. *
26,767 42,024
REVOLUTION Medicines, Inc. *
13,743 623,245
Rhythm Pharmaceuticals, Inc. *
6,731 352,637
Rocket Pharmaceuticals, Inc. *
3,900 72,033
Savara, Inc. *
8,014 33,979
Scholar Rock Holding Corp. *
8,185 65,562
Sera Prognostics, Inc., Class A *
10,849 84,622
Shattuck Labs, Inc. *
13,904 48,525
Soleno Therapeutics, Inc. *
4,776 241,140
Solid Biosciences, Inc. *
6,930 48,302
SpringWorks Therapeutics, Inc. *
3,840 123,034
Spyre Therapeutics, Inc. *
6,966 204,870
Stoke Therapeutics, Inc. *
8,053 98,971
Summit Therapeutics, Inc. *
64,522 1,413,032
Syndax Pharmaceuticals, Inc. *
5,386 103,681
Tango Therapeutics, Inc. *
13,555 104,374
Taysha Gene Therapies, Inc. *
45,271 90,995
TG Therapeutics, Inc. *
8,102 189,506
Tourmaline Bio, Inc.
6,614 170,046
TScan Therapeutics, Inc. *
12,888 64,182
Twist Bioscience Corp. *
5,293 239,138
Vaxcyte, Inc. *
10,035 1,146,699
Vera Therapeutics, Inc. *
4,820 213,044

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 14.9% (continued)
Vericel Corp. *
2,236 94,471
Y-mAbs Therapeutics, Inc. *
8,570 112,696
20,527,861
Health Care Equipment & Supplies - 3 .0%
Alphatec Holdings, Inc. *
5,760 32,026
Artivion, Inc. *
5,280 140,554
Axogen, Inc. *
2,782 39,004
Bioventus, Inc., Class A *
19,124 228,532
Glaukos Corp. *
3,606 469,790
Inogen, Inc. *
3,221 31,244
Integer Holdings Corp. *
1,898 246,740
iRadimed Corp.
1,331 66,936
Lantheus Holdings, Inc. *
3,450 378,637
LeMaitre Vascular, Inc.
1,424 132,275
LivaNova plc *
826 43,398
Merit Medical Systems, Inc. *
2,719 268,719
NeuroPace, Inc. *
5,611 39,109
PROCEPT BioRobotics Corp. *
4,004 320,800
Pulse Biosciences, Inc. *
10,385 182,153
RxSight, Inc. *
5,928 293,021
Tandem Diabetes Care, Inc. *
5,893 249,922
TransMedics Group, Inc. *
2,786 437,402
UFP Technologies, Inc. *
1,496 473,783
Zimvie, Inc. *
5,034 79,889
4,153,934
Health Care Providers & Services - 3 .0%
Addus HomeCare Corp. *
3,686 490,349
Alignment Healthcare, Inc. *
17,206 203,375
Astrana Health, Inc. *
951 55,101
Brookdale Senior Living, Inc. *
29,587 200,896
Castle Biosciences, Inc. *
2,258 64,398
CorVel Corp. *
1,594 521,063
Ensign Group, Inc. (The)
3,828 550,543
GeneDx Holdings Corp. *
5,190 220,264
HealthEquity, Inc. *
4,652 380,766
Hims & Hers Health, Inc. *
19,854 365,711
National HealthCare Corp.
365 45,906
OPKO Health, Inc. *
70,702 105,346
Owens & Minor, Inc. *
6,334 99,380
Patterson Cos., Inc.
2,030 44,335
Pennant Group, Inc. (The) *
3,953 141,122
RadNet, Inc. *
4,645 322,316
Select Medical Holdings Corp.
5,751 200,537
Sonida Senior Living, Inc. *
2,661 71,155
Talkspace, Inc. *
26,318 55,005
4,137,568
Health Care Technology - 0 .2%
Evolent Health, Inc., Class A *
6,265 177,174
LifeMD, Inc. *
7,491 39,253
216,427
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0 .1%
ChromaDex Corp. *
18,817 68,682
Codexis, Inc. *
14,456 44,524
113,206
Pharmaceuticals - 2 .2%
Amneal Pharmaceuticals, Inc. *
37,709 313,739
Amphastar Pharmaceuticals, Inc. *
2,073 100,603
ANI Pharmaceuticals, Inc. *
634 37,824
Aquestive Therapeutics, Inc. *
24,023 119,634
Axsome Therapeutics, Inc. *
1,087 97,689
Collegium Pharmaceutical, Inc. *
2,177 84,119
Corcept Therapeutics, Inc. *
7,023 325,024
Edgewise Therapeutics, Inc. *
8,462 225,851
Esperion Therapeutics, Inc. *
26,457 43,654
Evolus, Inc. *
7,072 114,566
EyePoint Pharmaceuticals, Inc. *
6,771 54,100
Fulcrum Therapeutics, Inc. *
15,298 54,614
Harrow, Inc. *
2,286 102,779
Ligand Pharmaceuticals, Inc. *
796 79,672
Liquidia Corp. *
21,400 214,000
Longboard Pharmaceuticals, Inc. *
5,821 194,014
Mind Medicine MindMed, Inc. *
15,275 86,915
Nektar Therapeutics, Class A *
78,648 102,242
Nuvation Bio, Inc. *
42,268 96,794
Ocular Therapeutix, Inc. *
8,079 70,287
Prestige Consumer Healthcare,
Inc. * 1,173 84,573
SIGA Technologies, Inc.
10,193 68,803
Tarsus Pharmaceuticals, Inc. *
4,394 144,519
Third Harmonic Bio, Inc. *
9,727 131,801
WaVe Life Sciences Ltd. *
9,188 75,342
Zevra Therapeutics, Inc. *
4,984 34,589
3,057,747
Total Health Care 32,206,743
Industrials - 18 .2%
Aerospace & Defense - 1 .7%
AeroVironment, Inc. *
2,608 522,904
Byrna Technologies, Inc. *
6,584 111,731
Cadre Holdings, Inc.
3,202 121,516
Kratos Defense & Security
Solutions, Inc. * 13,064 304,391
Leonardo DRS, Inc. *
20,829 587,794
Moog, Inc., Class A
2,513 507,676
Redwire Corp. *
12,941 88,905
Triumph Group, Inc. *
2,782 35,860
VirTra, Inc. *
6,102 37,954
2,318,731
Building Products - 2 .1%
American Woodmark Corp. *
816 76,255
CSW Industrials, Inc.
2,599 952,247
Gibraltar Industries, Inc. *
4,161 290,979
Griffon Corp.
7,820 547,400
Janus International Group, Inc. *
4,752 48,043

Schedule of Investments
September 30, 2024
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
33
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - 2.1% (continued)
UFP Industries, Inc.
7,320 960,457
2,875,381
Commercial Services & Supplies - 1 .7%
Aris Water Solutions, Inc., Class A
7,205 121,548
BrightView Holdings, Inc. *
8,995 141,581
Brink's Co. (The)
1,697 196,241
Casella Waste Systems, Inc., Class
A * 2,553 253,998
CECO Environmental Corp. *
7,836 220,975
Cimpress plc (Ireland) *
3,224 264,110
CoreCivic, Inc. *
9,784 123,768
Enviri Corp. *
5,107 52,806
GEO Group, Inc. (The) *
11,129 143,008
HNI Corp.
2,411 129,808
Interface, Inc., Class A
4,317 81,894
MillerKnoll, Inc.
3,448 85,373
Pitney Bowes, Inc.
26,304 187,548
Steelcase, Inc., Class A
10,037 135,399
Virco Mfg. Corp.
8,028 110,867
VSE Corp.
1,395 115,408
2,364,332
Construction & Engineering - 2 .7%
Ameresco, Inc., Class A *
2,594 98,416
Arcosa, Inc.
1,121 106,226
Argan, Inc.
561 56,902
Construction Partners, Inc., Class
A * 7,244 505,631
Dycom Industries, Inc. *
1,453 286,386
Fluor Corp. *
7,290 347,806
Granite Construction, Inc.
2,052 162,683
IES Holdings, Inc. *
1,718 342,947
Limbach Holdings, Inc. *
5,290 400,771
Matrix Service Co. *
4,836 55,759
MYR Group, Inc. *
2,428 248,215
Orion Group Holdings, Inc. *
5,764 33,258
Primoris Services Corp.
1,962 113,953
Sterling Infrastructure, Inc. *
5,513 799,495
Tutor Perini Corp. *
6,413 174,177
3,732,625
Electrical Equipment - 0 .6%
American Superconductor Corp. *
1,952 46,067
Atkore, Inc.
1,098 93,044
LSI Industries, Inc.
3,572 57,688
NEXTracker, Inc., Class A *
1,412 52,922
NuScale Power Corp. *
13,861 160,510
Powell Industries, Inc.
1,747 387,817
798,048
Ground Transportation - 0 .7%
ArcBest Corp.
1,563 169,507
Covenant Logistics Group, Inc.,
Class A 5,720 302,245
FTAI Infrastructure, Inc.
27,883 260,985
Marten Transport Ltd.
11,175 197,798
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.7% (continued)
Universal Logistics Holdings, Inc.
1,659 71,519
1,002,054
Machinery - 3 .6%
Alamo Group, Inc.
1,128 203,187
Blue Bird Corp. *
6,025 288,959
Enerpac Tool Group Corp., Class A
2,323 97,310
Enpro, Inc.
665 107,850
Federal Signal Corp.
4,712 440,383
Franklin Electric Co., Inc.
2,799 293,391
Graham Corp. *
1,950 57,700
Greenbrier Cos., Inc. (The)
3,584 182,390
Hyster-Yale, Inc.
2,200 140,294
Kadant, Inc.
1,653 558,714
L B Foster Co., Class A *
2,001 40,880
Lindsay Corp.
379 47,239
Mueller Industries, Inc.
14,702 1,089,418
REV Group, Inc.
1,461 40,996
SPX Technologies, Inc. *
5,276 841,311
Standex International Corp.
731 133,612
Taylor Devices, Inc. *
1,654 82,568
Trinity Industries, Inc.
1,370 47,731
Watts Water Technologies, Inc.,
Class A 1,024 212,163
4,906,096
Marine Transportation - 0 .4%
Costamare, Inc. (Monaco)
3,681 57,865
Genco Shipping & Trading Ltd.
3,805 74,198
Golden Ocean Group Ltd. (Norway)
12,982 173,699
Himalaya Shipping Ltd.
6,483 56,143
Matson, Inc.
1,305 186,119
Safe Bulkers, Inc. (Monaco)
10,332 53,520
601,544
Passenger Airlines - 0 .5%
SkyWest, Inc. *
7,121 605,427
Wheels Up Experience, Inc. *
28,528 69,038
674,465
Professional Services - 1 .8%
Barrett Business Services, Inc.
4,332 162,493
CBIZ, Inc. *
7,967 536,099
CRA International, Inc.
1,390 243,695
ExlService Holdings, Inc. *
3,925 149,739
Exponent, Inc.
1,356 156,320
Huron Consulting Group, Inc. *
1,868 203,052
ICF International, Inc.
2,565 427,816
Innodata, Inc. *
4,967 83,297
Kelly Services, Inc., Class A
2,249 48,151
Spire Global, Inc. *
8,409 84,006
TriNet Group, Inc.
426 41,309
Verra Mobility Corp., Class A *
8,895 247,370
Willdan Group, Inc. *
2,252 92,219
2,475,566

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2 .4%
Applied Industrial Technologies, Inc.
4,835 1,078,834
Beacon Roofing Supply, Inc. *
2,014 174,070
BlueLinx Holdings, Inc. *
1,980 208,732
Boise Cascade Co.
5,376 757,909
GATX Corp.
474 62,781
Global Industrial Co.
4,268 144,984
GMS, Inc. *
1,786 161,758
MRC Global, Inc. *
4,173 53,164
Rush Enterprises, Inc., Class A
8,693 459,251
Transcat, Inc. *
1,007 121,615
3,223,098
Total Industrials 24,971,940
Information Technology - 10 .8%
Communications Equipment - 0 .4%
Applied Optoelectronics, Inc. *
5,912 84,601
Calix, Inc. *
5,862 227,387
Digi International, Inc. *
1,856 51,096
Extreme Networks, Inc. *
4,611 69,303
Harmonic, Inc. *
4,387 63,918
496,305
Electronic Equipment, Instruments & Components - 3 .0%
Advanced Energy Industries, Inc.
450 47,358
Arlo Technologies, Inc. *
11,226 135,947
Badger Meter, Inc.
3,605 787,368
Belden, Inc.
885 103,660
Benchmark Electronics, Inc.
1,786 79,155
Daktronics, Inc. *
11,010 142,139
ePlus, Inc. *
2,840 279,286
Fabrinet (Thailand) *
3,413 806,970
Insight Enterprises, Inc. *
2,877 619,677
Itron, Inc. *
2,870 306,545
Mirion Technologies, Inc. *
6,265 69,353
Napco Security Technologies, Inc.
3,249 131,454
Novanta, Inc. *
1,513 270,706
Ouster, Inc. *
6,087 38,348
PC Connection, Inc.
2,599 196,043
ScanSource, Inc. *
2,464 118,346
4,132,355
IT Services - 0 .3%
Applied Digital Corp. *
8,669 71,519
ASGN, Inc. *
2,774 258,620
Backblaze, Inc., Class A *
9,331 59,625
Hackett Group, Inc. (The)
1,917 50,360
440,124
Semiconductors & Semiconductor Equipment - 1 .9%
ACM Research, Inc., Class A *
3,372 68,452
Axcelis Technologies, Inc. *
2,676 280,579
Cohu, Inc. *
1,481 38,062
Credo Technology Group Holding
Ltd. * 11,446 352,537
Diodes, Inc. *
3,066 196,500
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
FormFactor, Inc. *
3,422 157,412
Impinj, Inc. *
2,210 478,509
PDF Solutions, Inc. *
4,525 143,352
Rambus, Inc. *
3,356 141,690
Semtech Corp. *
6,443 294,187
Ultra Clean Holdings, Inc. *
3,122 124,661
Veeco Instruments, Inc. *
8,355 276,801
2,552,742
Software - 5 .2%
A10 Networks, Inc.
14,183 204,803
ACI Worldwide, Inc. *
9,591 488,182
Agilysys, Inc. *
1,885 205,408
Alkami Technology, Inc. *
7,297 230,147
Altair Engineering, Inc., Class A *
2,085 199,138
AudioEye, Inc. *
4,507 102,985
Aurora Innovation, Inc. *
23,630 139,890
AvePoint, Inc. *
13,854 163,062
Bit Digital, Inc. *
14,444 50,698
Blend Labs, Inc., Class A *
47,459 177,971
Cipher Mining, Inc. *
13,254 51,293
Cleanspark, Inc. *
22,875 213,653
CommVault Systems, Inc. *
3,960 609,246
Dave, Inc. *
3,479 139,021
Digimarc Corp. *
1,459 39,218
InterDigital, Inc.
2,370 335,663
MARA Holdings, Inc. *
13,149 213,277
NextNav, Inc. *
26,861 201,189
Porch Group, Inc. *
52,139 80,033
Prairie Operating Co. *
4,851 42,495
Q2 Holdings, Inc. *
5,448 434,587
ReposiTrak, Inc.
2,469 45,602
SEMrush Holdings, Inc., Class A *
8,846 138,971
SolarWinds Corp.
3,273 42,713
SoundHound AI, Inc. *
21,977 102,413
SPS Commerce, Inc. *
3,287 638,237
Telos Corp. *
20,815 74,726
Tenable Holdings, Inc. *
2,090 84,687
Terawulf, Inc. *
47,237 221,069
Varonis Systems, Inc., Class B *
5,849 330,468
Vertex, Inc., Class A *
12,257 472,017
Viant Technology, Inc., Class A *
8,287 91,737
Zeta Global Holdings Corp., Class
A * 19,374 577,926
7,142,525
Technology Hardware, Storage & Peripherals - 0 .0% †
Turtle Beach Corp. * 4,438 68,079
Total Information Technology 14,832,130
Materials - 3 .9%
Chemicals - 1 .5%
Arq, Inc. *
12,682 74,443
ASP Isotopes, Inc. *
31,816 88,449
Aspen Aerogels, Inc. *
9,212 255,080
Cabot Corp.
2,314 258,636

Schedule of Investments
September 30, 2024
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
35
(Continued)
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.5% (continued)
Hawkins, Inc.
6,311 804,463
HB Fuller Co.
2,017 160,110
Innospec, Inc.
1,270 143,624
Kronos Worldwide, Inc.
4,937 61,466
Perimeter Solutions SA *
5,264 70,801
Rayonier Advanced Materials, Inc. *
6,399 54,775
Tronox Holdings plc
2,933 42,910
2,014,757
Construction Materials - 0 .3%
Knife River Corp. *
1,729 154,555
Smith-Midland Corp. *
1,641 54,793
United States Lime & Minerals, Inc.
2,551 249,131
458,479
Containers & Packaging - 0 .1%
Pactiv Evergreen, Inc.
4,890 56,284
Ranpak Holdings Corp. *
15,329 100,098
156,382
Metals & Mining - 1 .8%
Alpha Metallurgical Resources, Inc.
1,307 308,687
Carpenter Technology Corp.
4,828 770,452
Century Aluminum Co. *
2,983 48,414
Coeur Mining, Inc. *
27,141 186,730
Commercial Metals Co.
3,960 217,642
Hecla Mining Co.
14,091 93,987
Metallus, Inc. *
7,337 108,808
Perpetua Resources Corp. *
5,383 50,331
Ramaco Resources, Inc., Class A
5,102 59,693
Ryerson Holding Corp.
3,110 61,920
SunCoke Energy, Inc.
11,464 99,508
Universal Stainless & Alloy
Products, Inc. * 2,381 91,978
Warrior Met Coal, Inc.
6,274 400,909
2,499,059
Paper & Forest Products - 0 .2%
Sylvamo Corp. 2,745 235,658
Total Materials 5,364,335
Real Estate - 3 .1%
Diversified REITs - 0 .0% †
CTO Realty Growth, Inc., REIT 1,886 35,872
Health Care REITs - 0 .7%
CareTrust REIT, Inc., REIT
12,674 391,120
Diversified Healthcare Trust, REIT
57,034 238,972
National Health Investors, Inc., REIT
590 49,595
Sabra Health Care REIT, Inc., REIT
15,427 287,097
966,784
Hotel & Resort REITs - 0 .1%
Ryman Hospitality Properties, Inc.,
REIT 1,687 180,914
INVESTMENTS SHARES VALUE ($)
Industrial REITs - 0 .4%
Industrial Logistics Properties Trust,
REIT 17,095 81,372
Innovative Industrial Properties, Inc.,
REIT 2,185 294,101
Terreno Realty Corp., REIT
2,183 145,890
521,363
Office REITs - 0 .4%
Franklin Street Properties Corp.,
REIT 22,287 39,448
SL Green Realty Corp., REIT
7,343 511,146
550,594
Real Estate Management & Development - 0 .6%
Compass, Inc., Class A *
20,870 127,516
Forestar Group, Inc. *
1,523 49,299
St Joe Co. (The)
10,404 606,657
783,472
Retail REITs - 0 .7%
Acadia Realty Trust, REIT
6,389 150,014
Macerich Co. (The), REIT
2,451 44,706
Tanger, Inc., REIT
19,764 655,770
Urban Edge Properties, REIT
4,372 93,517
944,007
Specialized REITs - 0 .2%
Farmland Partners, Inc., REIT
9,873 103,173
Outfront Media, Inc., REIT
2,899 53,283
Uniti Group, Inc., REIT
28,084 158,394
314,850
Total Real Estate 4,297,856
Utilities - 0 .2%
Electric Utilities - 0 .1%
Otter Tail Corp. 1,642 128,339
Gas Utilities - 0 .0% †
Southwest Gas Holdings, Inc. 524 38,650
Water Utilities - 0 .1%
Consolidated Water Co. Ltd. 1,625 40,966
Total Utilities 207,955
TOTAL COMMON STOCKS
(Cost $74,224,360) 130,549,558

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4 .8%
Limited Purpose Cash Investment
Fund, 4.90% (a)
(Cost $6,575,986) 6,577,763 6,575,790
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $80,800,346) 137,125,348
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 335,726
NET ASSETS - 100.0% 137,461,074
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,790,114 2 .0%
Consumer Discretionary 13,893,596 10 .1
Consumer Staples 2,927,155 2 .1
Energy 7,071,756 5 .2
Financials 21,985,978 16 .0
Health Care 32,206,743 23 .4
Industrials 24,971,940 18 .2
Information Technology 14,832,130 10 .8
Materials 5,364,335 3 .9
Real Estate 4,297,856 3 .1
Utilities 207,955 0 .2
Investment Companies 6,575,790 4 .8
Total Investments In Securities
At Value 137,125,348 99 .8
Other Assets in Excess of
Liabilities ‡ 335,726 0 .2
Net Assets
$ 137,461,074 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 49 12/2024 USD $ 5,510,540 $ 234,284
Net unrealized appreciation $ 234,284
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 187,543 $ 187,543

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2024
37
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Australia - 4 .7%
Aristocrat Leisure Ltd. 3,203 129,320
Brambles Ltd. 15,675 205,747
CAR Group Ltd. 5,908 152,819
Commonwealth Bank of Australia 14,549 1,357,070
Fortescue Ltd. 26,367 371,895
Goodman Group, REIT 81,956 2,090,617
National Australia Bank Ltd. 35,632 922,524
REA Group Ltd. 5,051 698,964
Reece Ltd. 3,112 61,030
Seven Group Holdings Ltd. 6,415 189,451
Suncorp Group Ltd. 25,011 312,319
Wesfarmers Ltd. 19,135 929,213
Westpac Banking Corp. 67,184 1,468,139
WiseTech Global Ltd. 7,229 684,560
9,573,668
Austria - 0 .2%
Erste Group Bank AG 6,270 343,587
Belgium - 0 .5%
Ageas SA/NV 2,708 144,497
Lotus Bakeries NV 32 429,412
UCB SA 2,652 478,731
1,052,640
Brazil - 0 .2%
Wheaton Precious Metals Corp. (1) 7,921 483,770
Canada - 9 .8%
Agnico Eagle Mines Ltd. (1) 6,202 499,618
AltaGas Ltd. (1) 8,071 199,798
Brookfield Asset Management Ltd.,
Class A (1) 3,963 187,359
Brookfield Corp., Class A (1) 26,835 1,425,234
Cameco Corp. (1) 17,505 836,259
Canadian Imperial Bank of
Commerce (1) 13,185 808,775
Canadian Natural Resources Ltd.
(1) 6,718 223,081
Canadian Pacific Kansas City Ltd.
(1) 7,685 657,269
Cenovus Energy, Inc. (1) 12,482 208,764
Constellation Software, Inc. (1) 758 2,466,043
Dollarama, Inc. (1) 8,369 857,290
Fairfax Financial Holdings Ltd. (1) 781 986,129
George Weston Ltd. (1) 1,288 216,182
Hydro One Ltd. (1)(a) 7,477 259,175
Imperial Oil Ltd. (1) 6,438 452,938
Intact Financial Corp. (1) 5,158 990,449
Ivanhoe Mines Ltd., Class A (1)* 18,784 279,444
Kinross Gold Corp. (1) 55,895 523,635
Loblaw Cos. Ltd. (1) 528 70,304
Lumine Group, Inc. (1)*(b) 2,271 53,062
Manulife Financial Corp. (1) 19,149 565,925
Pan American Silver Corp. (1) 9,378 195,818
RB Global, Inc. (1) 1,035 83,300
Royal Bank of Canada (1) 12,486 1,558,384
Suncor Energy, Inc. (1) 16,801 620,138
Teck Resources Ltd., Class B (1) 6,010 313,909
Thomson Reuters Corp. (1) 15,397 2,626,297
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
WSP Global, Inc. (1) 9,304 1,652,974
19,817,553
Chile - 0 .1%
Antofagasta plc 4,233 114,100
Lundin Mining Corp. (1) 6,560 68,731
182,831
Denmark - 5 .7%
Danske Bank A/S 41,446 1,246,643
DSV A/S 3,827 787,635
Novo Nordisk A/S, Class B 65,245 7,738,809
Novonesis (Novozymes), Class B 2,143 154,286
Pandora A/S 6,841 1,127,520
ROCKWOOL A/S, Class B 1,107 519,688
11,574,581
Finland - 0 .5%
Fortum OYJ 8,274 136,151
Orion OYJ, Class B 1,041 57,040
UPM-Kymmene OYJ 7,595 254,239
Wartsila OYJ Abp 26,588 594,952
1,042,382
France - 5 .9%
Accor SA 17,221 748,596
Air Liquide SA 4,230 816,856
Amundi SA (a) 1,337 99,937
AXA SA 4,716 181,551
Bureau Veritas SA 1,717 56,964
Capgemini SE 1,728 373,076
Cie de Saint-Gobain SA 866 78,981
Credit Agricole SA 52,272 799,390
Dassault Systemes SE 6,796 269,943
Eurazeo SE 805 66,221
Hermes International SCA 1,018 2,506,679
Klepierre SA, REIT 3,899 127,755
Legrand SA 2,537 292,277
L'Oreal SA 1,984 889,897
LVMH Moet Hennessy Louis
Vuitton SE 1,457 1,117,338
Publicis Groupe SA 8,705 952,644
Safran SA 6,749 1,588,195
SEB SA 1,085 123,848
Sodexo SA (1) 4,430 363,187
Unibail-Rodamco-Westfield, REIT * 5,649 494,755
Vivendi SE 6,869 79,462
12,027,552
Germany - 8 .2%
adidas AG 2,257 598,075
Commerzbank AG 42,785 789,146
Deutsche Bank AG (Registered) 52,806 914,161
Deutsche Telekom AG (Registered) 21,648 635,786
Hannover Rueck SE 2,710 773,595
Heidelberg Materials AG 6,992 761,708
LEG Immobilien SE 5,705 597,277
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,168 3,398,841

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 8.2% (continued)
Nemetschek SE 1,487 154,559
Rational AG 103 105,158
Rheinmetall AG 2,264 1,230,769
RWE AG 8,169 297,620
SAP SE 14,549 3,327,830
Scout24 SE (a) 4,384 377,453
Siemens AG (Registered) 963 194,823
Siemens Energy AG * 20,262 748,071
Symrise AG, Class A 675 93,413
Talanx AG 9,912 835,530
Vonovia SE 19,803 722,940
16,556,755
Hong Kong - 0 .2%
Techtronic Industries Co. Ltd. 25,361 378,600
Italy - 4 .7%
Banco BPM SpA 80,008 540,570
Ferrari NV 5,716 2,678,525
Intesa Sanpaolo SpA 425,117 1,819,798
Leonardo SpA 26,512 593,373
Mediobanca Banca di Credito
Finanziario SpA 15,223 260,106
Poste Italiane SpA (a) 18,215 255,796
Prysmian SpA 8,551 622,158
UniCredit SpA 62,776 2,755,969
9,526,295
Japan - 25 .3%
Advantest Corp. 9,832 462,411
Bandai Namco Holdings, Inc. 12,277 280,139
Brother Industries Ltd. 14,900 292,225
Chiba Bank Ltd. (The) 55,923 454,561
Chugai Pharmaceutical Co. Ltd. 26,369 1,278,134
Dai Nippon Printing Co. Ltd. 8,572 153,055
Dai-ichi Life Holdings, Inc. 15,400 399,589
Daiichi Sankyo Co. Ltd. 25,706 849,130
Daikin Industries Ltd. 1,374 192,856
Disco Corp. 2,952 777,639
ENEOS Holdings, Inc. 74,000 405,162
Fast Retailing Co. Ltd. 2,456 814,894
Fuji Electric Co. Ltd. 1,600 96,949
Fujitsu Ltd. 41,080 844,581
Hikari Tsushin, Inc. 595 132,518
Hitachi Ltd. 90,805 2,407,907
Honda Motor Co. Ltd. 37,719 402,701
Hoya Corp. 6,387 884,622
Idemitsu Kosan Co. Ltd. 41,400 300,206
Inpex Corp. 11,054 149,658
ITOCHU Corp. 44,629 2,405,284
Japan Post Holdings Co. Ltd. 44,300 424,799
Japan Post Insurance Co. Ltd. 14,800 271,819
Japan Tobacco, Inc. 58,898 1,717,392
Kansai Electric Power Co., Inc.
(The) 17,500 290,025
Kawasaki Kisen Kaisha Ltd. 11,700 182,397
Keyence Corp. 310 148,571
Kikkoman Corp. 11,475 130,546
Konami Group Corp. 2,207 225,067
Lasertec Corp. 1,000 166,727
INVESTMENTS SHARES VALUE ($)
Japan - 25.3% (continued)
Marubeni Corp. 81,042 1,338,964
Mitsubishi Corp. 105,356 2,189,282
Mitsubishi Electric Corp. 14,900 241,692
Mitsubishi Estate Co. Ltd. 18,300 289,036
Mitsubishi HC Capital, Inc. 204,215 1,450,361
Mitsubishi Heavy Industries Ltd. 122,420 1,829,444
Mitsubishi UFJ Financial Group,
Inc. 129,100 1,325,676
Mitsui & Co. Ltd. 65,852 1,472,717
Mitsui Fudosan Co. Ltd. 53,600 505,065
Mitsui OSK Lines Ltd. 3,936 136,267
Mizuho Financial Group, Inc. 39,461 815,692
MS&AD Insurance Group
Holdings, Inc. 50,900 1,196,363
Nintendo Co. Ltd. 4,400 235,186
Nippon Sanso Holdings Corp. 12,500 458,787
Nippon Steel Corp. 17,739 397,569
Nippon Yusen KK 26,601 977,096
Nitori Holdings Co. Ltd. 2,107 313,695
Nomura Research Institute Ltd. 15,822 587,181
Obayashi Corp. 17,900 228,111
Obic Co. Ltd. 19,115 670,635
ORIX Corp. 7,900 184,851
Osaka Gas Co. Ltd. 13,100 295,433
Otsuka Holdings Co. Ltd. 3,200 181,757
Pan Pacific International Holdings
Corp. 4,600 119,526
Rakuten Group, Inc. * 46,000 296,811
Recruit Holdings Co. Ltd. 30,518 1,854,042
Renesas Electronics Corp. 21,451 311,311
Resona Holdings, Inc. 97,250 681,440
SCREEN Holdings Co. Ltd. 1,700 119,546
Shimadzu Corp. 10,609 354,835
Shin-Etsu Chemical Co. Ltd. 15,409 643,948
Shionogi & Co. Ltd. 5,433 77,878
SoftBank Group Corp. 19,500 1,156,666
Sompo Holdings, Inc. 19,400 437,292
Sony Group Corp. 7,160 139,102
Sumitomo Corp. 9,251 207,741
Sumitomo Mitsui Financial Group,
Inc. 159,063 3,398,640
Sumitomo Realty & Development
Co. Ltd. 6,200 209,873
Suzuki Motor Corp. 43,036 484,581
T&D Holdings, Inc. 4,500 79,339
TDK Corp. 31,500 402,392
Terumo Corp. 17,314 328,005
Tokio Marine Holdings, Inc. 36,500 1,345,917
Tokyo Electric Power Co. Holdings,
Inc. * 50,200 222,640
Tokyo Electron Ltd. 6,229 1,110,853
TOPPAN Holdings, Inc. 14,000 416,672
Toyota Motor Corp. 81,200 1,459,490
Yokogawa Electric Corp. 14,500 371,560
51,092,524
Netherlands - 6 .0%
Adyen NV *(a) 146 228,581
Aegon Ltd. 9,255 59,446
ASM International NV 1,749 1,153,920

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
39
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 6.0% (continued)
ASML Holding NV 5,031 4,185,090
BE Semiconductor Industries NV 3,718 474,196
Euronext NV (a) 3,539 384,148
ING Groep NV 43,057 781,184
Koninklijke KPN NV 82,438 336,700
Koninklijke Philips NV * 17,257 565,782
NN Group NV 21,857 1,090,580
Wolters Kluwer NV 17,543 2,959,009
12,218,636
New Zealand - 0 .2%
Xero Ltd. * 3,309 342,038
Norway - 0 .5%
Kongsberg Gruppen ASA 7,733 755,355
Salmar ASA (1) 3,302 173,189
Telenor ASA (1) 13,031 166,701
1,095,245
Singapore - 0 .6%
DBS Group Holdings Ltd. 29,643 877,857
Singapore Technologies
Engineering Ltd. 30,800 111,242
STMicroelectronics NV 10,182 304,079
1,293,178
Spain - 2 .6%
ACS Actividades de Construccion
y Servicios SA 18,525 855,061
Aena SME SA (a) 692 152,015
Banco Bilbao Vizcaya Argentaria
SA 139,591 1,507,900
Banco Santander SA 209,821 1,075,095
CaixaBank SA 93,030 555,198
Iberdrola SA 7,943 122,792
Industria de Diseno Textil SA 16,997 1,006,673
5,274,734
Sweden - 3 .8%
Atlas Copco AB, Class A 40,429 783,531
Beijer Ref AB, Class B 13,504 222,325
EQT AB 8,913 305,965
Essity AB, Class B (1) 1,786 55,730
Fastighets AB Balder, Class B * 64,047 563,247
H & M Hennes & Mauritz AB, Class
B 3,618 61,620
Hexagon AB, Class B 96,475 1,039,139
Indutrade AB 1,927 59,968
Investor AB, Class B 39,247 1,209,445
Saab AB, Class B 24,908 530,802
Sandvik AB 10,002 223,816
Securitas AB, Class B 21,389 271,530
Skanska AB, Class B 5,598 116,692
SKF AB, Class B 7,636 152,101
Swedish Orphan Biovitrum AB (1)* 7,943 255,750
Tele2 AB, Class B (1) 71,322 806,914
Telia Co. AB (1) 57,194 184,943
Volvo AB, Class B 35,815 947,385
7,790,903
INVESTMENTS SHARES VALUE ($)
Switzerland - 4 .3%
ABB Ltd. (Registered) 15,847 919,374
Adecco Group AG (Registered) 5,460 186,210
Chocoladefabriken Lindt &
Spruengli AG 14 180,599
DSM-Firmenich AG 645 89,015
EMS-Chemie Holding AG
(Registered) 698 586,482
Geberit AG (Registered) 251 163,854
Givaudan SA (Registered) 101 554,141
Kuehne + Nagel International AG
(Registered) 710 193,985
Logitech International SA
(Registered) 4,236 379,380
Lonza Group AG (Registered) 462 293,178
Partners Group Holding AG 1,321 1,991,640
Sika AG (Registered) 3,604 1,194,602
Sonova Holding AG (Registered) 304 109,499
UBS Group AG (Registered) 50,350 1,558,033
VAT Group AG (a) 582 297,634
8,697,626
United Kingdom - 5 .3%
3i Group plc 19,506 864,087
Admiral Group plc 2,740 102,134
Ashtead Group plc 12,646 979,821
Associated British Foods plc 11,286 352,718
AstraZeneca plc 405 63,094
Auto Trader Group plc (a) 7,719 89,735
Aviva plc 9,505 61,562
BAE Systems plc 98,657 1,637,910
Barclays plc 241,087 724,366
BT Group plc 111,363 220,729
Bunzl plc 7,883 373,331
Compass Group plc 13,795 442,263
DCC plc 1,734 118,379
Hargreaves Lansdown plc 18,538 276,276
Informa plc 14,356 157,880
InterContinental Hotels Group plc 4,832 526,206
JD Sports Fashion plc 166,973 344,289
M&G plc 24,128 66,928
Melrose Industries plc 16,804 102,699
NatWest Group plc 86,884 402,217
Next plc 2,104 275,617
Pearson plc 5,086 69,141
Persimmon plc 5,706 125,566
Rolls-Royce Holdings plc * 267,597 1,893,915
SSE plc 3,616 91,139
Taylor Wimpey plc 108,311 238,250
Wise plc, Class A * 6,691 60,163
10,660,415
United States - 6 .3%
CSL Ltd. 2,954 583,514
Experian plc 6,749 355,467
Ferrovial SE 5,819 250,083
Holcim AG 7,913 774,943
Jackson Financial, Inc., Class A (1) 223 20,344
Schneider Electric SE 8,827 2,326,867
Shell plc 256,683 8,327,244

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 6.3% (continued)
Swiss Re AG 421 58,258
12,696,720
TOTAL COMMON STOCKS
(Cost $108,760,724) 193,722,233
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3 .6%
Limited Purpose Cash Investment
Fund, 4.90% (1)(c)
(Cost $7,365,434) 7,368,551 7,366,341
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $116,126,158) 201,088,574
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% ‡ 1,557,372
NET ASSETS - 100.0% 202,645,946
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,477,649 3 .2%
Consumer Discretionary 18,580,151 9 .2
Consumer Staples 4,215,969 2 .1
Energy 11,523,448 5 .7
Financials 52,535,389 25 .9
Health Care 13,744,923 6 .8
Industrials 47,671,073 23 .5
Information Technology 21,827,384 10 .8
Materials 9,630,908 4 .7
Real Estate 5,600,565 2 .8
Utilities 1,914,774 0 .9
Investment Companies 7,366,341 3 .6
Total Investments In Securities
At Value 201,088,574 99 .2
Other Assets in Excess of
Liabilities ‡ 1,557,372 0 .8
Net Assets
$ 202,645,946 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $2,144,474, which represents 1.06%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2024 amounted to $53,062, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 52 12/2024 USD $ 6,468,280 $ 119,027
Net unrealized appreciation $ 119,027

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
41
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 85,279 $ 85,279

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.4%
Communication Services - 6 .3%
Diversified Telecommunication Services - 1 .5%
AT&T, Inc.
1,429,694 31,453,268
Verizon Communications, Inc.
131,156 5,890,216
37,343,484
Entertainment - 1 .8%
Electronic Arts, Inc.
236,143 33,872,352
Netflix, Inc. *
3,092 2,193,063
Spotify Technology SA *
30,219 11,136,608
47,202,023
Interactive Media & Services - 2 .1%
Alphabet, Inc., Class A
190,509 31,595,918
Meta Platforms, Inc., Class A
31,521 18,043,881
Pinterest, Inc., Class A *
104,432 3,380,464
53,020,263
Wireless Telecommunication Services - 0 .9%
T-Mobile US, Inc. 108,127 22,313,087
Total Communication Services 159,878,857
Consumer Discretionary - 6 .0%
Diversified Consumer Services - 0 .2%
Grand Canyon Education, Inc. * 31,693 4,495,652
Hotels, Restaurants & Leisure - 1 .6%
Booking Holdings, Inc.
792 3,335,999
Chipotle Mexican Grill, Inc., Class
A * 12,912 743,989
McDonald's Corp.
96,384 29,349,892
Texas Roadhouse, Inc., Class A
30,901 5,457,117
38,886,997
Household Durables - 0 .5%
Garmin Ltd. 75,680 13,321,951
Specialty Retail - 2 .9%
AutoZone, Inc. *
7,988 25,162,520
Murphy USA, Inc.
20,569 10,137,843
O'Reilly Automotive, Inc. *
30,799 35,468,128
Williams-Sonoma, Inc.
8,072 1,250,514
72,019,005
Textiles, Apparel & Luxury Goods - 0 .8%
Deckers Outdoor Corp. * 132,582 21,140,200
Total Consumer Discretionary 149,863,805
Consumer Staples - 16 .4%
Beverages - 3 .7%
Coca-Cola Co. (The)
505,304 36,311,145
Molson Coors Beverage Co., Class
B 93,738 5,391,810
Monster Beverage Corp. *
323,670 16,885,864
PepsiCo, Inc.
201,319 34,234,296
92,823,115
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4 .5%
Casey's General Stores, Inc.
14,699 5,522,561
Costco Wholesale Corp.
40,715 36,094,662
Kroger Co. (The)
535,631 30,691,656
Walmart, Inc.
510,373 41,212,620
113,521,499
Food Products - 4 .2%
Bunge Global SA
32,265 3,118,090
Flowers Foods, Inc.
86,639 1,998,762
General Mills, Inc.
265,921 19,638,266
Hershey Co. (The)
112,712 21,615,907
Hormel Foods Corp.
23,920 758,264
J M Smucker Co. (The)
69,780 8,450,358
Kraft Heinz Co. (The)
608,935 21,379,708
Mondelez International, Inc., Class A
401,242 29,559,498
106,518,853
Household Products - 3 .9%
Church & Dwight Co., Inc.
261,374 27,371,085
Colgate-Palmolive Co.
323,382 33,570,286
Kimberly-Clark Corp.
6,432 915,145
Procter & Gamble Co. (The)
203,192 35,192,854
97,049,370
Tobacco - 0 .1%
Philip Morris International, Inc. 21,316 2,587,762
Total Consumer Staples 412,500,599
Energy - 4 .8%
Oil, Gas & Consumable Fuels - 4 .8%
Chesapeake Energy Corp.
11,444 941,269
Chevron Corp.
226,846 33,407,610
ConocoPhillips
93,936 9,889,582
Coterra Energy, Inc.
189,983 4,550,093
DT Midstream, Inc.
112,947 8,884,411
EOG Resources, Inc.
84,235 10,355,009
Exxon Mobil Corp.
278,010 32,588,332
Kinder Morgan, Inc.
76,595 1,691,984
Marathon Petroleum Corp.
29,977 4,883,553
Phillips 66
17,945 2,358,870
Texas Pacific Land Corp.
13,733 12,150,134
Total Energy 121,700,847
Financials - 14 .7%
Banks - 0 .5%
First Citizens BancShares, Inc.,
Class A 425 782,404
JPMorgan Chase & Co.
41,849 8,824,280
Wells Fargo & Co.
49,840 2,815,461
12,422,145
Capital Markets - 3 .3%
Bank of New York Mellon Corp.
(The) 21,528 1,547,002
Cboe Global Markets, Inc.
169,173 34,658,472
CME Group, Inc.
169,972 37,504,322

Schedule of Investments
September 30, 2024
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
43
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.3% (continued)
Intercontinental Exchange, Inc.
61,543 9,886,268
83,596,064
Financial Services - 3 .2%
Jack Henry & Associates, Inc.
4,818 850,570
Mastercard, Inc., Class A
76,288 37,671,015
MGIC Investment Corp.
221,554 5,671,782
Visa, Inc., Class A
132,612 36,461,669
80,655,036
Insurance - 7 .7%
Arch Capital Group Ltd. *
72,482 8,109,286
Arthur J Gallagher & Co.
80,338 22,604,703
Assurant, Inc.
35,617 7,082,797
Chubb Ltd.
80,361 23,175,309
CNA Financial Corp.
18,586 909,599
Everest Group Ltd.
28,618 11,213,391
Markel Group, Inc. *
2,100 3,294,018
Marsh & McLennan Cos., Inc.
116,121 25,905,434
Progressive Corp. (The)
158,383 40,191,270
Reinsurance Group of America, Inc.
28,241 6,152,867
RenaissanceRe Holdings Ltd.
23,471 6,393,500
Travelers Cos., Inc. (The)
107,380 25,139,806
Unum Group
69,498 4,130,961
W R Berkley Corp.
88,696 5,031,724
White Mountains Insurance Group
Ltd. 1,903 3,227,868
192,562,533
Total Financials 369,235,778
Health Care - 17 .0%
Biotechnology - 4 .3%
AbbVie, Inc.
32,609 6,439,625
Exelixis, Inc. *
83,675 2,171,366
Neurocrine Biosciences, Inc. *
46,409 5,347,245
Regeneron Pharmaceuticals, Inc. *
31,352 32,958,477
United Therapeutics Corp. *
77,646 27,824,444
Vertex Pharmaceuticals, Inc. *
73,725 34,288,023
109,029,180
Health Care Equipment & Supplies - 1 .8%
Abbott Laboratories
163,950 18,691,939
Becton Dickinson & Co.
50,578 12,194,356
Boston Scientific Corp. *
53,254 4,462,685
Stryker Corp.
29,476 10,648,500
45,997,480
Health Care Providers & Services - 5 .1%
Cardinal Health, Inc.
93,452 10,328,315
Cencora, Inc.
94,810 21,339,835
Centene Corp. *
48,206 3,628,948
Chemed Corp.
11,826 7,107,071
Cigna Group (The)
33,719 11,681,610
Elevance Health, Inc.
15,053 7,827,560
McKesson Corp.
61,187 30,252,076
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 5.1% (continued)
UnitedHealth Group, Inc.
61,110 35,729,795
127,895,210
Health Care Technology - 0 .4%
Veeva Systems, Inc., Class A * 51,286 10,763,393
Life Sciences Tools & Services - 1 .4%
Danaher Corp.
100,099 27,829,524
Medpace Holdings, Inc. *
9,092 3,034,910
Thermo Fisher Scientific, Inc.
4,717 2,917,795
West Pharmaceutical Services, Inc.
2,370 711,379
34,493,608
Pharmaceuticals - 4 .0%
Eli Lilly & Co.
38,795 34,370,043
Johnson & Johnson
216,437 35,075,780
Merck & Co., Inc.
264,920 30,084,315
99,530,138
Total Health Care 427,709,009
Industrials - 17 .7%
Aerospace & Defense - 5 .1%
Curtiss-Wright Corp.
3,946 1,297,011
GE Aerospace
148,333 27,972,637
General Dynamics Corp.
72,539 21,921,286
Lockheed Martin Corp.
63,126 36,900,934
Northrop Grumman Corp.
67,940 35,877,076
RTX Corp.
34,713 4,205,827
128,174,771
Air Freight & Logistics - 0 .6%
Expeditors International of
Washington, Inc. 109,878 14,437,969
Commercial Services & Supplies - 4 .2%
Cintas Corp.
171,072 35,220,303
Republic Services, Inc., Class A
172,655 34,676,030
Rollins, Inc.
42,615 2,155,467
Waste Management, Inc.
168,525 34,985,790
107,037,590
Ground Transportation - 1 .3%
Landstar System, Inc.
80,983 15,295,259
Old Dominion Freight Line, Inc.
63,797 12,672,636
U-Haul Holding Co. *
2,125 164,645
Union Pacific Corp.
19,257 4,746,466
32,879,006
Machinery - 0 .9%
Crane Co.
17,585 2,783,354
Cummins, Inc.
28,462 9,215,711
Illinois Tool Works, Inc.
38,005 9,959,970
21,959,035

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 4 .6%
Automatic Data Processing, Inc.
104,256 28,850,763
Booz Allen Hamilton Holding Corp.,
Class A 15,816 2,574,212
CACI International, Inc., Class A *
55,380 27,942,533
FTI Consulting, Inc. *
104,506 23,781,385
Leidos Holdings, Inc.
82,686 13,477,818
Paychex, Inc.
39,389 5,285,610
Verisk Analytics, Inc., Class A
56,093 15,030,680
116,943,001
Trading Companies & Distributors - 1 .0%
Fastenal Co.
80,827 5,772,665
WW Grainger, Inc.
17,520 18,199,951
23,972,616
Total Industrials 445,403,988
Information Technology - 11 .8%
Communications Equipment - 2 .3%
Arista Networks, Inc. *
43,616 16,740,693
Cisco Systems, Inc.
756,223 40,246,188
F5, Inc. *
4,201 925,061
Ubiquiti, Inc.
3,989 884,441
58,796,383
Electronic Equipment, Instruments & Components - 0 .2%
Amphenol Corp., Class A
47,222 3,076,986
TD SYNNEX Corp.
8,504 1,021,160
4,098,146
IT Services - 1 .7%
Accenture plc, Class A (Ireland)
35,337 12,490,923
Akamai Technologies, Inc. *
60,052 6,062,249
Amdocs Ltd.
94,041 8,226,707
International Business Machines
Corp. 75,781 16,753,663
43,533,542
Semiconductors & Semiconductor Equipment - 0 .4%
Analog Devices, Inc.
14,700 3,383,499
NVIDIA Corp.
47,975 5,826,084
9,209,583
Software - 5 .5%
Adobe, Inc. *
43,974 22,768,858
Cadence Design Systems, Inc. *
44,222 11,985,488
Dolby Laboratories, Inc., Class A
109,887 8,409,652
Fortinet, Inc. *
21,589 1,674,227
Manhattan Associates, Inc. *
33,515 9,430,451
Microsoft Corp.
78,590 33,817,277
Roper Technologies, Inc.
65,239 36,301,589
Synopsys, Inc. *
16,359 8,284,034
Zoom Video Communications, Inc.,
Class A * 65,458 4,565,041
137,236,617
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1 .7%
Apple, Inc.
157,986 36,810,738
NetApp, Inc.
46,369 5,727,035
Pure Storage, Inc., Class A *
20,549 1,032,382
43,570,155
Total Information Technology 296,444,426
Materials - 0 .4%
Chemicals - 0 .4%
Linde plc
18,086 8,624,490
NewMarket Corp.
4,484 2,474,675
Total Materials 11,099,165
Utilities - 1 .3%
Electric Utilities - 0 .4%
Duke Energy Corp.
86,232 9,942,550
Xcel Energy, Inc.
13,804 901,401
10,843,951
Gas Utilities - 0 .2%
Atmos Energy Corp. 32,664 4,530,823
Multi-Utilities - 0 .7%
Consolidated Edison, Inc. 171,401 17,847,986
Total Utilities 33,222,760
TOTAL COMMON STOCKS
(Cost $1,349,666,389) 2,427,059,234
SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3 .4%
Limited Purpose Cash Investment
Fund, 4.90% (a)
(Cost $85,860,657) 85,891,042 85,865,275
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $1,435,527,046) 2,512,924,509
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 4,388,044
NET ASSETS - 100.0% 2,517,312,553

Schedule of Investments
September 30, 2024
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
45
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 159,878,857 6 .3%
Consumer Discretionary 149,863,805 6 .0
Consumer Staples 412,500,599 16 .4
Energy 121,700,847 4 .8
Financials 369,235,778 14 .7
Health Care 427,709,009 17 .0
Industrials 445,403,988 17 .7
Information Technology 296,444,426 11 .8
Materials 11,099,165 0 .4
Utilities 33,222,760 1 .3
Investment Companies 85,865,275 3 .4
Total Investments In Securities
At Value 2,512,924,509 99 .8
Other Assets in Excess of
Liabilities ‡ 4,388,044 0 .2
Net Assets
$ 2,517,312,553 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 269 12/2024 USD $ 78,201,663 $ 2,034,348
Net unrealized appreciation $ 2,034,348
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 2,595,857 $ 2,595,857

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.5%
Australia - 7 .6%
ANZ Group Holdings Ltd. 53,331 1,120,800
Aristocrat Leisure Ltd. 13,318 537,708
Aurizon Holdings Ltd. 234,392 570,226
BHP Group Ltd. 38,878 1,207,013
Brambles Ltd. 12,311 161,592
Cochlear Ltd. 10,954 2,131,652
Coles Group Ltd. 16,175 201,646
Fortescue Ltd. 131,836 1,859,491
Goodman Group, REIT 3,093 78,899
Medibank Pvt Ltd. 149,829 378,012
QBE Insurance Group Ltd. 21,446 244,882
REA Group Ltd. 14,545 2,012,758
Santos Ltd. 119,501 579,032
Sonic Healthcare Ltd. 22,349 420,356
Telstra Group Ltd. 1,337,879 3,580,873
Washington H Soul Pattinson &
Co. Ltd. 19,037 455,988
Wesfarmers Ltd. 29,562 1,435,557
Woolworths Group Ltd. 85,111 1,955,787
18,932,272
Austria - 0 .1%
OMV AG 6,426 274,905
Belgium - 0 .8%
Anheuser-Busch InBev SA/NV 15,325 1,015,546
Groupe Bruxelles Lambert NV 354 27,585
KBC Group NV 3,106 247,107
Lotus Bakeries NV 43 577,022
UCB SA 1,127 203,443
2,070,703
Brazil - 1 .0%
Wheaton Precious Metals Corp. (1) 42,355 2,586,804
Canada - 11 .5%
Alimentation Couche-Tard, Inc. (1) 13,232 731,529
Bank of Montreal (1) 1,972 177,946
Bank of Nova Scotia (The) (1) 6,502 354,270
Barrick Gold Corp. (1) 5,864 116,634
BCE, Inc. (1) 26,044 905,460
Canadian National Railway Co. (1) 14,914 1,746,409
Canadian Natural Resources Ltd.
(1) 11,389 378,188
Canadian Pacific Kansas City Ltd.
(1) 12,615 1,078,914
Cenovus Energy, Inc. (1) 15,538 259,876
CGI, Inc. (1)* 23,023 2,649,147
Constellation Software, Inc. (1) 655 2,130,948
Descartes Systems Group, Inc.
(The) (1)* 6,071 624,719
Fairfax Financial Holdings Ltd. (1) 452 570,717
Fortis, Inc. (1) 1,804 81,967
Franco-Nevada Corp. (1) 9,852 1,223,660
George Weston Ltd. (1) 1,315 220,714
Hydro One Ltd. (1)(a) 45,825 1,588,433
Imperial Oil Ltd. (1) 18,089 1,272,630
Intact Financial Corp. (1) 11,764 2,258,945
Loblaw Cos. Ltd. (1) 27,558 3,669,374
Lumine Group, Inc. (1)*(b) 2,895 67,642
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Metro, Inc., Class A (1) 37,620 2,378,006
Royal Bank of Canada (1) 10,211 1,274,440
Saputo, Inc. (1) 15,226 328,624
Sun Life Financial, Inc. (1) 3,828 222,046
Thomson Reuters Corp. (1) 9,491 1,618,898
Toronto-Dominion Bank (The) (1) 2,713 171,552
Tourmaline Oil Corp. (1) 1,547 71,845
West Fraser Timber Co. Ltd. (1) 4,448 433,371
28,606,904
China - 0 .8%
BOC Hong Kong Holdings Ltd. 481,500 1,525,516
SITC International Holdings Co.
Ltd. 39,000 104,611
Wilmar International Ltd. 95,300 247,171
1,877,298
Denmark - 2 .8%
Carlsberg A/S, Class B 6,007 715,293
Genmab A/S * 7,662 1,857,528
Novo Nordisk A/S, Class B 25,144 2,982,369
Novonesis (Novozymes), Class B 1,087 78,259
Pandora A/S 3,324 547,855
ROCKWOOL A/S, Class B 1,674 785,869
6,967,173
Finland - 0 .4%
Elisa OYJ 7,027 372,533
Fortum OYJ 4,365 71,827
Kone OYJ, Class B 4,446 265,967
Nokia OYJ 79,412 346,726
1,057,053
France - 7 .4%
Air Liquide SA 9,143 1,765,607
AXA SA 2,954 113,720
BNP Paribas SA 1,870 128,323
Bouygues SA 9,854 329,825
Carrefour SA 4,539 77,397
Danone SA 28,355 2,065,363
Dassault Aviation SA 9,603 1,982,907
Dassault Systemes SE 20,125 799,381
Engie SA 4,109 71,054
EssilorLuxottica SA 1,091 258,485
Hermes International SCA 810 1,994,509
Ipsen SA 6,323 778,870
L'Oreal SA 7,066 3,169,361
Orange SA 84,827 971,516
Pernod Ricard SA 849 128,447
Societe Generale SA 21,470 535,017
Thales SA 4,583 728,382
TotalEnergies SE 37,989 2,466,828
Vivendi SE 9,710 112,327
18,477,319
Germany - 4 .5%
Allianz SE (Registered) 938 308,526
Beiersdorf AG 25,443 3,829,676
Commerzbank AG 11,861 218,770
Deutsche Boerse AG 1,426 334,780

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
47
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 4.5% (continued)
Hannover Rueck SE 2,193 626,013
Nemetschek SE 3,351 348,303
Rational AG 1,109 1,132,232
SAP SE 14,856 3,398,052
Scout24 SE (a) 6,394 550,510
Talanx AG 2,657 223,971
Zalando SE *(a) 11,077 366,116
11,336,949
Hong Kong - 2 .7%
CK Asset Holdings Ltd. 193,000 840,242
MTR Corp. Ltd. 86,500 323,353
Power Assets Holdings Ltd. 499,500 3,184,045
Sino Land Co. Ltd. 385,866 421,400
Sun Hung Kai Properties Ltd. 117,000 1,267,678
Swire Properties Ltd. 203,600 414,161
WH Group Ltd. (a) 352,500 277,629
6,728,508
Italy - 1 .1%
Coca-Cola HBC AG 37,799 1,347,620
Eni SpA 15,770 239,981
Ferrari NV 804 376,755
Generali 13,836 400,451
Infrastrutture Wireless Italiane SpA
(a) 6,477 79,663
Leonardo SpA 8,618 192,882
2,637,352
Japan - 21 .8%
Brother Industries Ltd. 50,800 996,312
Canon, Inc. 87,200 2,871,957
Capcom Co. Ltd. 31,000 723,048
Chiba Bank Ltd. (The) 47,400 385,283
Chugai Pharmaceutical Co. Ltd. 22,900 1,109,988
Daiichi Sankyo Co. Ltd. 2,800 92,491
Daito Trust Construction Co. Ltd. 12,100 1,473,853
Disco Corp. 4,200 1,106,396
FUJIFILM Holdings Corp. 45,000 1,164,912
Fujitsu Ltd. 9,000 185,035
Hikari Tsushin, Inc. 400 89,088
Hirose Electric Co. Ltd. 2,400 306,276
Hoya Corp. 18,700 2,590,016
Idemitsu Kosan Co. Ltd. 9,800 71,063
Inpex Corp. 42,100 569,983
Japan Post Bank Co. Ltd. 231,200 2,170,334
Japan Post Holdings Co. Ltd. 7,400 70,960
Japan Real Estate Investment
Corp., REIT 70 278,292
Japan Tobacco, Inc. 121,100 3,531,124
Kao Corp. 3,700 182,879
Kawasaki Kisen Kaisha Ltd. 11,200 174,603
KDDI Corp. 84,800 2,716,780
Keyence Corp. 6,800 3,258,982
Kikkoman Corp. 7,000 79,636
Koito Manufacturing Co. Ltd. 42,300 588,517
McDonald's Holdings Co. Japan
Ltd. 3,600 171,531
MEIJI Holdings Co. Ltd. 5,000 125,062
Mitsubishi Electric Corp. 4,500 72,994
INVESTMENTS SHARES VALUE ($)
Japan - 21.8% (continued)
Mitsubishi UFJ Financial Group,
Inc. 53,200 546,290
MonotaRO Co. Ltd. 69,300 1,155,577
Murata Manufacturing Co. Ltd. 4,000 79,155
Nexon Co. Ltd. 46,300 920,069
Nintendo Co. Ltd. 46,100 2,464,110
Nippon Telegraph & Telephone
Corp. 1,270,300 1,302,293
Nippon Yusen KK 12,800 470,164
Nissin Foods Holdings Co. Ltd. 25,300 706,990
Nitto Denko Corp. 41,500 698,373
Nomura Real Estate Master Fund,
Inc., REIT 251 250,424
Obic Co. Ltd. 77,500 2,719,027
Oracle Corp. Japan 12,600 1,300,869
Osaka Gas Co. Ltd. 3,100 69,912
Otsuka Corp. 86,200 2,128,873
Otsuka Holdings Co. Ltd. 7,600 431,673
Recruit Holdings Co. Ltd. 18,900 1,148,221
Renesas Electronics Corp. 5,100 74,015
SCSK Corp. 19,800 410,537
Secom Co. Ltd. 34,400 1,272,424
Seiko Epson Corp. 26,700 493,914
SG Holdings Co. Ltd. 9,800 105,109
Shin-Etsu Chemical Co. Ltd. 8,800 367,756
Shionogi & Co. Ltd. 12,000 172,010
Shizuoka Financial Group, Inc. 9,600 83,734
SoftBank Corp. 557,000 727,214
Square Enix Holdings Co. Ltd. 26,700 1,059,931
Subaru Corp. 19,600 346,746
Sumitomo Mitsui Trust Holdings,
Inc. 49,000 1,172,812
Suntory Beverage & Food Ltd. 30,100 1,133,384
Tokyo Electron Ltd. 5,700 1,016,514
TOPPAN Holdings, Inc. 17,200 511,912
Trend Micro, Inc. 11,400 676,879
Unicharm Corp. 5,700 205,347
Yakult Honsha Co. Ltd. 56,800 1,315,419
54,695,072
Netherlands - 3 .6%
Adyen NV *(a) 768 1,202,396
Argenx SE * 955 516,359
ASM International NV 1,593 1,050,997
ASML Holding NV 332 276,178
BE Semiconductor Industries NV 2,574 328,290
Heineken NV 6,403 568,396
JDE Peet's NV 13,331 278,386
Koninklijke Ahold Delhaize NV (1) 77,814 2,687,777
Koninklijke KPN NV 65,374 267,006
Universal Music Group NV 24,453 639,720
Wolters Kluwer NV 6,842 1,154,052
8,969,557
Norway - 2 .4%
DNB Bank ASA 17,442 357,684
Equinor ASA 70,723 1,789,199
Gjensidige Forsikring ASA (1) 22,148 414,293
Kongsberg Gruppen ASA 9,547 932,546
Orkla ASA 221,563 2,089,657

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 2.4% (continued)
Telenor ASA (1) 29,933 382,922
5,966,301
Portugal - 0 .4%
Galp Energia SGPS SA 27,330 511,545
Jeronimo Martins SGPS SA (1) 22,671 445,167
956,712
Singapore - 3 .2%
DBS Group Holdings Ltd. 61,820 1,830,757
Genting Singapore Ltd. 656,200 444,799
Oversea-Chinese Banking Corp.
Ltd. 320,400 3,750,595
Singapore Telecommunications
Ltd. 38,300 96,302
United Overseas Bank Ltd. 76,700 1,914,583
8,037,036
South Korea - 0 .2%
Delivery Hero SE *(a) 13,045 527,925
Spain - 1 .4%
Banco Santander SA 23,265 119,207
CaixaBank SA 16,973 101,294
Iberdrola SA 72,838 1,126,013
Industria de Diseno Textil SA 37,696 2,232,601
3,579,115
Sweden - 2 .2%
Essity AB, Class B (1) 33,307 1,039,301
Evolution AB (a) 1,878 184,707
Holmen AB, Class B 3,328 144,087
Industrivarden AB, Class A 4,681 173,119
Investor AB, Class B 43,818 1,350,305
L E Lundbergforetagen AB, Class
B 1,464 83,841
Saab AB, Class B 3,108 66,233
Skandinaviska Enskilda Banken
AB, Class A 4,735 72,484
Swedish Orphan Biovitrum AB (1)* 43,714 1,407,513
Telefonaktiebolaget LM Ericsson,
Class B 103,744 783,937
Telia Co. AB (1) 67,669 218,815
5,524,342
Switzerland - 6 .0%
BKW AG 1,240 224,860
Chocoladefabriken Lindt &
Spruengli AG 127 1,638,291
EMS-Chemie Holding AG
(Registered) 1,213 1,019,201
Kuehne + Nagel International AG
(Registered) 6,300 1,721,277
Logitech International SA
(Registered) 12,775 1,144,139
Novartis AG (Registered) 29,656 3,414,663
Schindler Holding AG 957 280,884
Sonova Holding AG (Registered) 872 314,090
Swisscom AG (Registered) 5,486 3,585,152
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.0% (continued)
Zurich Insurance Group AG 2,614 1,579,274
14,921,831
United Kingdom - 9 .6%
Associated British Foods plc 37,789 1,181,008
AstraZeneca plc 12,430 1,936,425
Auto Trader Group plc (a) 275,178 3,198,995
BAE Systems plc 154,799 2,569,984
British American Tobacco plc 97,172 3,542,705
Centrica plc 42,515 66,500
CK Hutchison Holdings Ltd. 46,500 263,642
Diageo plc 35,259 1,231,594
Hargreaves Lansdown plc 14,444 215,262
HSBC Holdings plc 80,167 719,180
Imperial Brands plc 49,225 1,431,909
J Sainsbury plc 142,828 565,220
Next plc 1,031 135,057
Reckitt Benckiser Group plc 9,660 591,039
Rolls-Royce Holdings plc * 86,757 614,022
Sage Group plc (The) 125,322 1,721,453
Tesco plc 274,835 1,319,568
Unilever plc 41,111 2,665,362
23,968,925
United States - 4 .0%
BP plc 92,756 483,772
CSL Ltd. 10,096 1,994,299
GSK plc 20,352 414,387
Holcim AG 1,641 160,708
Nestle SA (Registered) 23,059 2,317,255
Roche Holding AG 4,030 1,289,670
Sanofi SA 10,579 1,218,059
Shell plc 64,890 2,105,144
9,983,294
TOTAL COMMON STOCKS
(Cost $176,502,584) 238,683,350
PREFERRED STOCKS - 1.3%
Germany - 1 .3%
Henkel AG & Co. KGaA
(Preference)
(Cost $2,222,617) 33,711 3,168,828
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –

Schedule of Investments
September 30, 2024
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
49
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2 .7%
Limited Purpose Cash Investment
Fund, 4.90% (1)(c)
(Cost $6,741,571) 6,744,846 6,742,822
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $185,466,772) 248,595,000
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 1,216,736
NET ASSETS - 100.0% 249,811,736
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,887,997 10 .8%
Consumer Discretionary 9,890,385 4 .0
Consumer Staples 56,977,510 22 .8
Energy 11,073,992 4 .4
Financials 30,233,066 12 .1
Health Care 25,534,344 10 .2
Industrials 23,624,796 9 .4
Information Technology 34,459,565 13 .8
Materials 11,660,964 4 .7
Real Estate 5,024,949 2 .0
Utilities 6,484,610 2 .6
Investment Companies 6,742,822 2 .7
Total Investments In Securities
At Value 248,595,000 99 .5
Other Assets in Excess of
Liabilities ‡ 1,216,736 0 .5
Net Assets
$ 249,811,736 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $7,976,374, which represents 3.19%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2024 amounted to $67,642, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 46 12/2024 USD $ 5,721,940 $ 105,290
Net unrealized appreciation $ 105,290
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 56,900 $ 56,900

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.9%
Australia - 0 .7%
ASX Ltd. (2) 891 39,298
BlueScope Steel Ltd. (2) 42,595 650,210
Dexus, REIT (2) 23,280 121,467
Goodman Group, REIT (2) 25,367 647,087
GPT Group (The), REIT (2) 42,925 147,182
Mirvac Group, REIT (2) 95,677 141,522
Qantas Airways Ltd. (2)* 23,972 122,365
QBE Insurance Group Ltd. (2) 9,363 106,912
Scentre Group, REIT (2) 90,560 227,658
Stockland, REIT (2) 49,658 179,109
Vicinity Ltd., REIT (2) 97,628 148,749
Westpac Banking Corp. (2) 17,106 373,809
2,905,368
Belgium - 0 .5%
Ageas SA/NV (2) 35,505 1,894,515
Solvay SA (2) 1,728 67,695
1,962,210
Canada - 1 .8%
Barrick Gold Corp. 29,325 583,269
Canadian Natural Resources Ltd. 11,166 370,783
Cenovus Energy, Inc. 78,342 1,310,285
Empire Co. Ltd., Class A 4,131 126,241
George Weston Ltd. 1,664 279,292
Great-West Lifeco, Inc. 1,345 45,866
Kinross Gold Corp. 11,385 106,657
Manulife Financial Corp. 3,774 111,536
Open Text Corp. 8,093 269,398
Power Corp. of Canada 7,139 225,184
RioCan, REIT 2,699 40,671
Shopify, Inc., Class A * 15,659 1,254,503
Suncor Energy, Inc. 51,229 1,890,902
Thomson Reuters Corp. 1,990 339,438
6,954,025
China - 0 .4%
BOC Hong Kong Holdings Ltd. (2) 34,000 107,721
NXP Semiconductors NV 4,440 1,065,645
Prosus NV * 5,238 228,912
1,402,278
Denmark - 0 .5%
Danske Bank A/S (2) 55,982 1,683,867
Vestas Wind Systems A/S (2)* 11,842 260,568
1,944,435
Finland - 0 .1%
Nordea Bank Abp (2) 33,152 391,367
Wartsila OYJ Abp (2) 4,544 101,680
493,047
France - 2 .2%
Alstom SA (2)* 5,683 118,075
BNP Paribas SA (2) 7,460 511,918
Carrefour SA (2) 45,919 782,986
Credit Agricole SA (2) 21,591 330,189
Engie SA (2) 32,404 560,337
Orange SA (2) 48,929 560,379
INVESTMENTS SHARES VALUE ($)
France - 2.2% (continued)
Renault SA (2) 2,324 101,031
Safran SA (2) 461 108,484
Societe Generale SA (2) 106,878 2,663,321
TotalEnergies SE (2) 38,984 2,531,440
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 304,175
8,572,335
Germany - 2 .7%
Allianz SE (Registered) (2) 2,018 663,759
Bayerische Motoren Werke AG (2) 5,806 513,463
Commerzbank AG (2) 125,623 2,317,048
Daimler Truck Holding AG (2) 19,553 734,163
Deutsche Bank AG (Registered)
(2) 143,676 2,487,273
Deutsche Telekom AG (Registered)
(2) 17,838 523,889
Fresenius SE & Co. KGaA (2)* 1,365 52,076
Mercedes-Benz Group AG (2) 32,615 2,113,425
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 472 260,093
Rheinmetall AG (2) 387 210,383
Talanx AG (2) 1,335 112,534
Zalando SE (2)*(a) 18,863 623,458
10,611,564
Hong Kong - 0 .2%
CK Infrastructure Holdings Ltd. (2) 2,749 18,701
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 215,241
Link, REIT (2) 26,229 130,758
Techtronic Industries Co. Ltd. (2) 17,500 261,248
625,948
Italy - 1 .5%
Banco BPM SpA (2) 191,328 1,292,698
Intesa Sanpaolo SpA (2) 308,600 1,321,024
Poste Italiane SpA (2)(a) 33,402 469,069
UniCredit SpA (2) 62,516 2,744,554
5,827,345
Japan - 5 .7%
Asics Corp. (2) 16,300 342,433
Canon, Inc. (2) 3,100 102,099
Daiichi Sankyo Co. Ltd. (2) 32,100 1,060,339
Daito Trust Construction Co. Ltd.
(2) 486 59,198
Daiwa House Industry Co. Ltd. (2) 2,451 77,148
ENEOS Holdings, Inc. (2) 114,100 624,716
Fast Retailing Co. Ltd. (2) 600 199,078
Fujitsu Ltd. (2) 16,700 343,342
Hitachi Construction Machinery
Co. Ltd. (2) 4,200 102,942
Honda Motor Co. Ltd. (2) 59,200 632,040
Hulic Co. Ltd. (2) 1,500 15,269
Inpex Corp. (2) 18,000 243,698
Japan Post Bank Co. Ltd. (2) 87,200 818,569
Japan Post Insurance Co. Ltd. (2) 40,600 745,665

Schedule of Investments
September 30, 2024
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
51
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.7% (continued)
Japan Real Estate Investment
Corp., REIT (2) 33 131,195
JFE Holdings, Inc. (2) 109,700 1,474,828
KDDI Corp. (2) 10,800 346,005
Makita Corp. (2) 11,400 385,110
Mazda Motor Corp. (2) 211,000 1,612,153
Mitsubishi Estate Co. Ltd. (2) 5,764 91,038
Mitsubishi UFJ Financial Group,
Inc. (2) 260,700 2,677,025
Mitsui Fudosan Co. Ltd. (2) 13,794 129,979
Mizuho Financial Group, Inc. (2) 109,500 2,263,456
MS&AD Insurance Group
Holdings, Inc. (2) 8,500 199,786
Nintendo Co. Ltd. (2) 2,100 112,248
Nippon Building Fund, Inc., REIT
(2) 150 137,449
Nippon Steel Corp. (2) 47,200 1,057,853
Nippon Telegraph & Telephone
Corp. (2) 258,100 264,600
Nomura Holdings, Inc. (2) 237,000 1,236,900
Nomura Real Estate Holdings,
Inc. (2) 1,000 26,943
ORIX Corp. (2) 4,300 100,615
Shionogi & Co. Ltd. (2) 11,100 159,109
SoftBank Corp. (2) 170,000 221,950
SoftBank Group Corp. (2) 14,100 836,359
Sompo Holdings, Inc. (2) 4,700 105,942
Sumitomo Mitsui Financial Group,
Inc. (2) 9,000 192,300
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 88,824
Tokyo Electric Power Co. Holdings,
Inc. (2)* 75,000 332,630
Tokyo Electron Ltd. (2) 9,100 1,622,855
Toyota Tsusho Corp. (2) 44,200 808,140
Trend Micro, Inc. (2) 4,400 261,252
ZOZO, Inc. (2) 3,000 108,989
22,352,069
Luxembourg - 0 .2%
ArcelorMittal SA (2) 23,224 608,112
Netherlands - 1 .2%
ABN AMRO Bank NV, CVA (2)(a) 51,564 931,857
Adyen NV (2)*(a) 202 316,255
Argenx SE (2)* 197 106,516
ING Groep NV (2) 19,668 356,837
NN Group NV (2) 62,255 3,106,283
4,817,748
New Zealand - 0 .1%
Xero Ltd. (2)* 4,178 431,863
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .6%
Grab Holdings Ltd., Class A * 275,056 1,045,213
Sea Ltd., ADR * 9,537 899,148
Singapore Exchange Ltd. (2) 4,067 36,037
INVESTMENTS SHARES VALUE ($)
Singapore - 0.6% (continued)
STMicroelectronics NV (2) 7,255 216,666
2,197,064
Spain - 1 .2%
Banco Santander SA (2) 479,886 2,458,872
CaixaBank SA (2) 18,863 112,573
Repsol SA (2) 158,214 2,086,730
4,658,175
Sweden - 0 .2%
Investor AB, Class B (2) 8,816 271,676
Swedbank AB, Class A (2) 15,246 323,606
595,282
Switzerland - 1 .2%
ABB Ltd. (Registered) (2) 11,332 657,433
Adecco Group AG (Registered) (2) 3,097 105,621
Novartis AG (Registered) (2) 32,533 3,745,927
Sandoz Group AG (2) 2,715 113,142
Zurich Insurance Group AG (2) 363 219,310
4,841,433
United Kingdom - 3 .5%
3i Group plc (2) 9,545 422,829
Aviva plc (2) 38,723 250,800
Barclays plc (2) 903,137 2,713,549
Centrica plc (2) 213,767 334,362
CK Hutchison Holdings Ltd. (2) 276,500 1,567,676
DCC plc (2) 1,473 100,561
HSBC Holdings plc (2) 272,751 2,446,856
NatWest Group plc (2) 183,187 848,038
Rolls-Royce Holdings plc (2)* 482,227 3,412,958
Vodafone Group plc (2) 1,572,395 1,575,850
13,673,479
United States - 62 .4%
3M Co. 28,075 3,837,853
Abbott Laboratories 914 104,205
AbbVie, Inc. 527 104,072
Airbnb, Inc., Class A * 28,095 3,562,727
Allstate Corp. (The) 10,321 1,957,378
Alnylam Pharmaceuticals, Inc. * 8,371 2,302,276
Alphabet, Inc., Class A 2,545 422,088
Alphabet, Inc., Class C 26,208 4,381,716
Altria Group, Inc. 83,457 4,259,645
Amazon.com, Inc. * 42,717 7,959,459
American International Group, Inc. 8,723 638,785
American Tower Corp., REIT 4,396 1,022,334
Apple, Inc. 52,970 12,342,010
Applied Materials, Inc. 7,595 1,534,570
Archer-Daniels-Midland Co. 17,058 1,019,045
Arista Networks, Inc. * 5,235 2,009,298
AT&T, Inc. 181,672 3,996,784
Atlassian Corp., Class A * 14,584 2,316,085
AvalonBay Communities, Inc.,
REIT 811 182,678
Baker Hughes Co., Class A 94,638 3,421,164
Bank of America Corp. 79,848 3,168,369
Berkshire Hathaway, Inc., Class
B * 6,057 2,787,795

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 62.4% (continued)
Best Buy Co., Inc. 14,371 1,484,524
Booking Holdings, Inc. 707 2,977,969
BP plc (2) 86,715 452,265
Bristol-Myers Squibb Co. 43,428 2,246,965
Broadcom, Inc. 31,607 5,452,208
Centene Corp. * 59,555 4,483,300
Chubb Ltd. 3,238 933,807
Cigna Group (The) 8,014 2,776,370
Cincinnati Financial Corp. 8,362 1,138,235
Citigroup, Inc. 59,185 3,704,981
Citizens Financial Group, Inc. 27,165 1,115,667
CME Group, Inc. 14,224 3,138,526
CNH Industrial NV 48,392 537,151
Colgate-Palmolive Co. 2,765 287,035
Comcast Corp., Class A 106,834 4,462,456
ConocoPhillips 2,298 241,933
Corebridge Financial, Inc. 17,526 511,058
Coterra Energy, Inc. 28,694 687,221
Crowdstrike Holdings, Inc., Class
A * 3,395 952,196
Crown Castle, Inc., REIT 1,970 233,701
Crown Holdings, Inc. 1,175 112,659
CVS Health Corp. 42,461 2,669,948
Dell Technologies, Inc., Class C 5,503 652,326
Delta Air Lines, Inc. 73,719 3,744,188
Devon Energy Corp. 2,474 96,783
Digital Realty Trust, Inc., REIT 910 147,265
Discover Financial Services 1,227 172,136
Eaton Corp. plc 1,387 459,707
Eli Lilly & Co. 5,921 5,245,651
Equinix, Inc., REIT 222 197,054
Everest Group Ltd. 2,082 815,790
Exxon Mobil Corp. 52,500 6,154,050
FedEx Corp. 5,597 1,531,787
Ford Motor Co. 22,036 232,700
Fortinet, Inc. * 57,962 4,494,953
Garmin Ltd. 3,796 668,210
GE Aerospace 22,488 4,240,787
GE Vernova, Inc. * 2,948 751,681
General Motors Co. 90,216 4,045,285
Global Payments, Inc. 1,490 152,606
GoDaddy, Inc., Class A * 675 105,827
GSK plc (2) 57,028 1,161,148
Halliburton Co. 25,758 748,270
Hewlett Packard Enterprise Co. 50,418 1,031,552
HF Sinclair Corp. 4,330 192,988
Howmet Aerospace, Inc. 12,506 1,253,727
Illumina, Inc. * 7,542 983,552
Intel Corp. 4,471 104,890
Johnson & Johnson 24,395 3,953,454
JPMorgan Chase & Co. 2,540 535,584
Keurig Dr Pepper, Inc. 14,873 557,440
KLA Corp. 138 106,869
Kraft Heinz Co. (The) 30,718 1,078,509
Kroger Co. (The) 1,950 111,735
Lam Research Corp. 380 310,110
Lennar Corp., Class A 5,642 1,057,762
Marathon Petroleum Corp. 7,657 1,247,402
McKesson Corp. 1,684 832,603
Medtronic plc 2,043 183,931
INVESTMENTS SHARES VALUE ($)
United States - 62.4% (continued)
Merck & Co., Inc. 13,606 1,545,097
Meta Platforms, Inc., Class A 9,589 5,489,127
Micron Technology, Inc. 17,315 1,795,739
Microsoft Corp. 25,852 11,124,116
Molson Coors Beverage Co., Class
B 58,554 3,368,026
Mosaic Co. (The) 29,553 791,429
NetApp, Inc. 8,494 1,049,094
Netflix, Inc. * 5,326 3,777,572
Neurocrine Biosciences, Inc. * 28,735 3,310,847
NVIDIA Corp. 133,677 16,233,736
Oracle Corp. 2,014 343,186
Ovintiv, Inc. 35,446 1,357,936
PACCAR, Inc. 6,205 612,309
Palo Alto Networks, Inc. * 5,201 1,777,702
PayPal Holdings, Inc. * 14,190 1,107,246
PepsiCo, Inc. 4,202 714,550
Pfizer, Inc. 3,459 100,103
PG&E Corp. 5,876 116,169
Pinterest, Inc., Class A * 46,106 1,492,451
Progressive Corp. (The) 17,398 4,414,916
Prologis, Inc., REIT 2,980 376,314
Prudential Financial, Inc. 9,031 1,093,654
Public Storage, REIT 2,484 903,853
QUALCOMM, Inc. 4,395 747,370
ROBLOX Corp., Class A * 43,456 1,923,363
Ross Stores, Inc. 7,111 1,070,277
RTX Corp. 1,196 144,907
Schlumberger NV 17,313 726,280
Seagate Technology Holdings plc 9,895 1,083,799
Shell plc (2) 38,971 1,264,287
Simon Property Group, Inc., REIT 1,723 291,221
Snap, Inc., Class A * 63,477 679,204
Snowflake, Inc., Class A * 9,110 1,046,375
SS&C Technologies Holdings, Inc. 1,820 135,062
Swiss Re AG (2) 5,861 811,042
Synchrony Financial 32,315 1,611,872
Target Corp. 6,608 1,029,923
Tesla, Inc. * 3,696 966,984
T-Mobile US, Inc. 3,076 634,763
United Parcel Service, Inc., Class
B 11,426 1,557,821
VeriSign, Inc. * 555 105,428
Vertiv Holdings Co., Class A 24,891 2,476,406
Vistra Corp. 1,319 156,354
Walmart, Inc. 3,840 310,080
Walt Disney Co. (The) 27,450 2,640,416
Wells Fargo & Co. 8,862 500,614
Welltower, Inc., REIT 3,001 384,218
Westinghouse Air Brake
Technologies Corp. 859 156,140
Workday, Inc., Class A * 3,396 830,016
Xcel Energy, Inc. 13,633 890,235
Zoom Video Communications, Inc.,
Class A * 58,454 4,076,582
Zscaler, Inc. * 728 124,444
244,561,478
TOTAL COMMON STOCKS
(Cost $254,758,135) 340,035,258

Schedule of Investments
September 30, 2024
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
53
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Porsche Automobil Holding SE
(Preference) (2) 865 39,632
Volkswagen AG (Preference) (2) 5,982 635,363
TOTAL PREFERRED STOCKS
(Cost $840,013) 674,995
SHORT-TERM INVESTMENTS - 9.7%
INVESTMENT COMPANIES - 9 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(b)(c) 8,873,968 8,873,968
Limited Purpose Cash Investment
Fund, 4.90% (b) 28,973,145 28,964,453
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,832,345) 37,838,421
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.8%
(Cost $293,430,493) 378,548,674
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.2% ‡ 12,652,700
NET ASSETS - 100.0% 391,201,374
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 35,240,370 9 .0%
Consumer Discretionary 31,175,875 8 .0
Consumer Staples 13,924,506 3 .6
Energy 25,649,135 6 .5
Financials 73,834,492 18 .9
Health Care 37,240,632 9 .5
Industrials 31,881,584 8 .1
Information Technology 77,318,099 19 .8
Materials 5,452,711 1 .4
Real Estate 6,584,061 1 .7
Utilities 2,408,788 0 .6
Investment Companies 37,838,421 9 .7
Total Investments In Securities
At Value 378,548,674 96 .8
Other Assets in Excess of
Liabilities ‡ 12,652,700 3 .2
Net Assets
$ 391,201,374 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $2,340,639, which represents 0.60%
of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2024
(Continued)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 6,553,148 $ 160,730
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 3,013,600 7,646
MSCI Sweden
Net Return Index
Decreases in
total return of
reference entity
and pays the
STIBOR
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 SEK 29,544,365 8,121
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 GBP 861,261 3,246
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2024 ILS 2,825,870 32,352
Total unrealized appreciation 212,095
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR (10,579,200) (132,383)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/20/2024 CHF (28,317,920) (356,094)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.30%)
Monthly JPMC 12/18/2024 EUR (3,452,037) (130,862)

Schedule of Investments
September 30, 2024
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
55
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.10%)
Monthly JPMC 12/18/2024 CHF (5,214,720) $ (142,574)
Total unrealized depreciation (761,913)
Net unrealized depreciation $ (549,818)
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 136 10/2024 EUR $ 18,002,200 $ 200,563
OMXS30 Index 422 10/2024 SEK 10,910,623 193,284
FTSE 100 Index 142 12/2024 GBP 15,735,460 (136,647)
FTSE/MIB Index 161 12/2024 EUR 30,514,408 367,521
S&P 500 E-Mini Index 167 12/2024 USD 48,548,988 1,148,946
Total of long contracts 1,773,667
Short Contracts
CAC 40 10 Euro Index (167) 10/2024 EUR (14,220,118) (94,513)
Hang Seng Index (14) 10/2024 HKD (1,915,988) 2,637
MSCI Singapore Index (21) 10/2024 SGD (561,089) 5
DAX Index (2) 12/2024 EUR (1,085,488) (29,608)
S&P/TSX 60 Index (64) 12/2024 CAD (13,670,243) (175,077)
TOPIX Index (24) 12/2024 JPY (4,420,943) (128,068)
Total of short contracts (424,624)
Net unrealized appreciation $ 1,349,043
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 22,664,031 USD 15,404,468 CITG 12/18/2024 $ 276,814
AUD 22,664,032 USD 15,404,391 JPMC 12/18/2024 276,892
CAD 9,641,250 USD 7,134,547 CITG 12/18/2024 8,630
CAD 9,641,250 USD 7,134,511 JPMC 12/18/2024 8,665
DKK 848,500 USD 126,295 CITG 12/18/2024 925
DKK 848,500 USD 126,294 JPMC 12/18/2024 925
EUR 19,769,900 USD 22,029,569 CITG 12/18/2024 47,472
EUR 19,769,900 USD 22,029,458 JPMC 12/18/2024 47,582
GBP 21,943,998 USD 28,858,226 CITG 12/18/2024 474,635
GBP 21,943,999 USD 28,858,083 JPMC 12/18/2024 474,781
HKD 538,500 USD 69,313 CITG 12/18/2024 30
HKD 538,500 USD 69,312 JPMC 12/18/2024 30
ILS 58,497 USD 15,601 CITG 12/18/2024 127
ILS 58,503 USD 15,602 JPMC 12/18/2024 128
JPY 2,814,844,589 USD 19,683,738 CITG 12/18/2024 112,710

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 2,814,844,589 USD 19,683,640 JPMC 12/18/2024 $ 112,806
NOK 59,567,500 USD 5,562,966 CITG 12/18/2024 84,022
NOK 59,567,501 USD 5,562,938 JPMC 12/18/2024 84,047
NZD 1,010,499 USD 628,523 CITG 12/18/2024 13,530
NZD 1,010,501 USD 628,521 JPMC 12/18/2024 13,532
SEK 279,854,730 USD 27,456,377 CITG 12/18/2024 206,732
SEK 279,854,727 USD 27,456,240 JPMC 12/18/2024 206,872
SGD 337,862 USD 260,617 CITG 12/18/2024 3,283
SGD 337,862 USD 260,610 JPMC 12/18/2024 3,290
USD 17,755,432 CAD 23,853,301 CITG 12/18/2024 82,585
USD 17,755,521 CAD 23,853,301 JPMC 12/18/2024 82,674
USD 19,367,270 CHF 16,183,248 CITG 12/18/2024 78,490
USD 19,367,367 CHF 16,183,248 JPMC 12/18/2024 78,586
USD 83,098 DKK 553,000 CITG 12/18/2024 184
USD 83,099 DKK 553,000 JPMC 12/18/2024 184
USD 8,283 ILS 30,500 CITG 12/18/2024 82
USD 8,283 ILS 30,500 JPMC 12/18/2024 82
USD 9,855,424 JPY 1,390,000,000 CITG 12/18/2024 79,730
USD 9,855,474 JPY 1,390,000,000 JPMC 12/18/2024 79,779
USD 2,381,717 NOK 24,999,999 CITG 12/18/2024 11,722
USD 2,381,729 NOK 25,000,001 JPMC 12/18/2024 11,734
USD 338,779 SGD 433,500 CITG 12/18/2024 178
USD 338,781 SGD 433,500 JPMC 12/18/2024 179
Total unrealized appreciation 2,964,649
CAD 13,591,250 USD 10,093,966 CITG 12/18/2024 (24,245)
CAD 13,591,250 USD 10,093,915 JPMC 12/18/2024 (24,196)
CHF 450,000 USD 537,546 CITG 12/18/2024 (1,193)
CHF 450,000 USD 537,544 JPMC 12/18/2024 (1,190)
DKK 5,407,500 USD 811,597 CITG 12/18/2024 (822)
DKK 5,407,500 USD 811,593 JPMC 12/18/2024 (818)
EUR 20,077,300 USD 22,493,751 CITG 12/18/2024 (73,439)
EUR 20,077,300 USD 22,493,639 JPMC 12/18/2024 (73,325)
HKD 108,500 USD 13,979 CITG 12/18/2024 (8)
HKD 108,500 USD 13,979 JPMC 12/18/2024 (8)
ILS 1,418,001 USD 385,015 CITG 12/18/2024 (3,728)
ILS 1,417,998 USD 385,012 JPMC 12/18/2024 (3,726)
JPY 1,282,725,974 USD 9,082,733 CITG 12/18/2024 (61,483)
JPY 1,282,725,974 USD 9,082,687 JPMC 12/18/2024 (61,437)
NOK 23,067,500 USD 2,195,261 CITG 12/18/2024 (8,467)
NOK 23,067,500 USD 2,195,250 JPMC 12/18/2024 (8,455)
NZD 111,000 USD 70,645 CITG 12/18/2024 (117)
NZD 111,000 USD 70,644 JPMC 12/18/2024 (117)
USD 5,264,285 AUD 7,802,999 CITG 12/18/2024 (134,623)
USD 5,264,313 AUD 7,803,001 JPMC 12/18/2024 (134,596)
USD 20,621,321 CHF 17,342,752 CITG 12/18/2024 (49,470)
USD 20,621,424 CHF 17,342,752 JPMC 12/18/2024 (49,367)
USD 168,176 DKK 1,125,000 CITG 12/18/2024 (500)
USD 168,177 DKK 1,125,000 JPMC 12/18/2024 (499)
USD 4,006,397 EUR 3,611,000 CITG 12/18/2024 (26,005)
USD 4,006,417 EUR 3,611,000 JPMC 12/18/2024 (25,985)
USD 263,201 HKD 2,045,000 CITG 12/18/2024 (135)
USD 263,202 HKD 2,045,000 JPMC 12/18/2024 (133)
USD 10,137 ILS 37,998 CITG 12/18/2024 (80)
USD 10,138 ILS 38,002 JPMC 12/18/2024 (80)
USD 5,333,015 JPY 765,000,000 CITG 12/18/2024 (47,134)
USD 5,333,041 JPY 765,000,000 JPMC 12/18/2024 (47,108)
USD 37,422,505 NZD 59,857,498 CITG 12/18/2024 (609,818)
USD 37,422,694 NZD 59,857,501 JPMC 12/18/2024 (609,631)

Schedule of Investments
September 30, 2024
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2024
57
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,763,669 SEK 18,000,002 CITG 12/18/2024 $ (15,597)
USD 1,763,678 SEK 17,999,998 JPMC 12/18/2024 (15,588)
USD 200,628 SGD 260,000 CITG 12/18/2024 (2,456)
USD 200,629 SGD 260,000 JPMC 12/18/2024 (2,455)
Total unrealized depreciation (2,118,034)
Net unrealized appreciation $ 846,615
Collateral pledged to, or (received from), each counterparty at September 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 4,714,464 $ 4,714,464
CITG
Cash (691,265) – (691,265)
Investment Companies 2,263,546 – 2,263,546
GSCO
Cash – 5,116,090 5,116,090
GSIN
Cash 739,184 – 739,184
JPMC
Investment Companies 6,610,422 – 6,610,422

Schedule of Investments
AQR Funds | Annual Report | September 2024
September 30, 2024
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.29%
Euro Short-Term Rate (“ESTR”): 3.41%
Sterling Overnight Index Average (“SONIA”): 4.95%
Swiss Average Rate Overnight (“SARON”): 0.96%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.50%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 675,889,454 $ 72,061,444 $ 452,158,439 $ 409,378,642
Investments in securities of unaffiliated issuers, at value .......... $ 1,215,457,577 $ 115,585,811 $ 595,659,908 $ 536,565,220
Cash denominated in foreign currencies
‡
...................... — — 96,241 458,511
Deposits with brokers for futures contracts ..................... 3,035,304 311,594 750,905 798,847
Variation margin on futures contracts ......................... 217,354 10,165 — —
Receivables:
Foreign tax reclaims ................................... — — 1,277,736 —
Dividends ........................................... 890,641 51,632 2,021,254 1,713,922
Capital shares sold .................................... 219,118 35,508 136,774 162,162
Prepaid expenses .......................................
38,671 23,470 30,999 19,600
Total Assets 1,219,858,665 116,018,180 599,973,817 539,718,262
LIABILITIES:
Due to custodian ........................................ — — 590 16,936
Variation margin on futures contracts ......................... — — 89,886 378,496
Payables: – – – –
Accrued investment advisory fees ......................... 237,645 28,862 171,714 188,177
Accrued distribution fees—Class N ........................ 1,232 1,505 279 191
Capital shares redeemed ............................... 1,136,627 39,023 155,297 192,568
Deferred foreign capital gains tax ......................... — — — 6,539,075
Other accrued expenses and liabilities ........................
181,010 63,477 137,136 214,598
Total Liabilities 1,556,514 132,867 554,902 7,530,041
Commitments and contingent liabilities
^
Net Assets $ 1,218,302,151 $ 115,885,313 $ 599,418,915 $ 532,188,221
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 557,199,489 $ 60,580,117 $ 430,070,926 $ 416,534,640
Total distributable earnings (loss) ...........................
661,102,662 55,305,196 169,347,989 115,653,581
Net Assets $ 1,218,302,151 $ 115,885,313 $ 599,418,915 $ 532,188,221
NET ASSETS:
Class I ............................................... $ 246,669,489 $ 62,926,901 $ 107,358,793 $ 73,128,202
Class N ............................................... 6,181,793 7,557,583 1,388,634 1,030,214
Class R6 .............................................. 965,450,869 45,400,829 490,671,488 458,029,805
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,965,042 3,276,788 7,410,317 6,370,651
Class N ............................................... 296,747 394,363 95,717 88,948
Class R6 .............................................. 46,882,815 2,359,055 33,925,915 39,908,465
NET ASSET VALUE: – – – –
Class I ............................................... $ 20.62 $ 19.20 $ 14.49 $ 11.48
Class N ............................................... $ 20.83 $ 19.16 $ 14.51 $ 11.58
Class R6 .............................................. $ 20.59 $ 19.25 $ 14.46 $ 11.48
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 96,456 $ 454,370
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 325,794,323 $ 80,800,346 $ 116,126,158 $ 1,435,527,046
Investments in securities of unaffiliated issuers, at value .......... $ 674,958,598 $ 137,125,348 $ 201,088,574 $ 2,512,924,509
Cash ................................................. — — 999 —
Cash denominated in foreign currencies
‡
...................... 379 — 96,193 —
Deposits with brokers for futures contracts ..................... 1,349,077 409,664 228,523 4,320,080
Variation margin on futures contracts ......................... 96,951 12,163 — 310,125
Receivables:
Foreign tax reclaims ................................... — — 808,232 —
Dividends ........................................... 286,635 60,795 572,142 1,622,311
Capital shares sold .................................... 135,874 60,516 2,074 645,567
Prepaid expenses .......................................
33,131 26,377 26,890 63,104
Total Assets 676,860,645 137,694,863 202,823,627 2,519,885,696
LIABILITIES:
Variation margin on futures contracts ......................... — — 24,217 —
Payables: – – – –
Accrued investment advisory fees ......................... 126,305 34,958 49,057 519,805
Accrued distribution fees—Class N ........................ 15,982 647 870 33,216
Capital shares redeemed ............................... 156,931 123,589 4,257 1,472,863
Other accrued expenses and liabilities ........................
173,841 74,595 99,280 547,259
Total Liabilities 473,059 233,789 177,681 2,573,143
Commitments and contingent liabilities
^
Net Assets $ 676,387,586 $ 137,461,074 $ 202,645,946 $ 2,517,312,553
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 255,707,653 $ 60,820,857 $ 92,892,389 $ 1,027,603,313
Total distributable earnings (loss) ...........................
420,679,933 76,640,217 109,753,557 1,489,709,240
Net Assets $ 676,387,586 $ 137,461,074 $ 202,645,946 $ 2,517,312,553
NET ASSETS:
Class I ............................................... $ 327,409,216 $ 103,226,538 $ 108,403,370 $ 1,575,463,170
Class N ............................................... 80,533,208 3,321,251 4,351,074 162,498,105
Class R6 .............................................. 268,445,162 30,913,285 89,891,502 779,351,278
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,714,003 4,485,026 5,922,659 61,486,797
Class N ............................................... 3,376,404 144,194 233,814 6,356,576
Class R6 .............................................. 11,307,620 1,349,400 4,922,043 30,464,272
NET ASSET VALUE: – – – –
Class I ............................................... $ 23.87 $ 23.02 $ 18.30 $ 25.62
Class N ............................................... $ 23.85 $ 23.03 $ 18.61 $ 25.56
Class R6 .............................................. $ 23.74 $ 22.91 $ 18.26 $ 25.58
‡
Cash denominated in foreign currencies, at cost ............... $ 373 $ — $ 95,067 $ —
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 185,466,772 $ 293,430,493
Investments in securities of unaffiliated issuers, at value ......................................... $ 248,595,000 $ 378,548,674
Cash ................................................................................ — 32,558
Cash denominated in foreign currencies
‡
..................................................... 2,697 174,697
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 2,964,649
Unrealized appreciation on OTC swaps ...................................................... — 212,095
Due from brokers ...................................................................... — 763,283
Deposits with brokers for futures contracts .................................................... 183,707 11,382,495
Variation margin on futures contracts ........................................................ — 134,146
Receivables:
Securities sold ...................................................................... — 43,891
Foreign tax reclaims .................................................................. 543,522 455,495
Dividends .......................................................................... 613,559 681,278
Capital shares sold ................................................................... 22,184 94,300
Prepaid expenses ......................................................................
33,432 20,350
Total Assets 249,994,101 395,507,911
LIABILITIES:
Due to custodian ....................................................................... 264 —
Due to brokers ........................................................................ — 691,266
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 2,118,034
Unrealized depreciation on OTC swaps ...................................................... — 761,913
Variation margin on futures contracts ........................................................ 21,517 337,044
Payables: – –
Securities purchased .................................................................. — 63,823
Accrued investment advisory fees ........................................................ 62,375 181,809
Accrued distribution fees—Class N ....................................................... 570 1,009
Capital shares redeemed .............................................................. 7,155 39,497
Other accrued expenses and liabilities .......................................................
90,484 112,142
Total Liabilities 182,365 4,306,537
Commitments and contingent liabilities
^
Net Assets $ 249,811,736 $ 391,201,374
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 193,652,747 $ 262,788,064
Total distributable earnings (loss) ..........................................................
56,158,989 128,413,310
Net Assets $ 249,811,736 $ 391,201,374
NET ASSETS:
Class I .............................................................................. $ 48,752,738 $ 12,518,169
Class N .............................................................................. 2,781,975 5,128,170
Class R6 ............................................................................. 198,277,023 373,555,035
SHARES OUTSTANDING: – –
Class I .............................................................................. 3,159,548 1,076,209
Class N .............................................................................. 173,369 448,520
Class R6 ............................................................................. 12,856,772 31,869,207
NET ASSET VALUE: – –
Class I .............................................................................. $ 15.43 $ 11.63
Class N .............................................................................. $ 16.05 $ 11.43
Class R6 ............................................................................. $ 15.42 $ 11.72
‡
Cash denominated in foreign currencies, at cost .............................................. $ 2,715 $ 172,840
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2024
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 18,934,948 $ 1,652,518 $ 17,748,781 $ 19,242,905
Interest income ......................................... 4,010 67 1,313 915
European Union tax reclaims ............................... — — 941,919 —
Total Income 18,938,958 1,652,585 18,692,013 19,243,820
EXPENSES:
Investment advisory fees .................................. 2,795,366 473,887 2,184,249 2,466,185
Custody fees ........................................... 39,538 28,535 77,291 335,464
Administration & accounting fees ............................ 235,949 22,243 115,139 104,249
Legal fees ............................................. 91,240 10,427 41,643 43,218
Audit & tax fees ......................................... 55,686 54,578 72,847 103,987
Shareholder reporting fees ................................ 58,124 22,101 40,553 40,496
Transfer agent fees ...................................... 253,736 67,428 123,628 75,707
Trustee fees ........................................... 78,512 8,334 38,808 35,369
Distribution fees—Class N ................................. 14,237 15,859 2,998 2,514
Interest expense ........................................ 74,952 5,932 29,621 51,404
Interfund lending expense ................................. — 3,771 — —
Recoupment of reimbursement ............................. 1,571 — 11 —
Registration fees ........................................ 68,773 52,164 59,807 56,550
European Union tax reclaim fees ............................ — — 355,455 —
Other expenses ........................................ 46,271 5,201 28,273 91,877
Total Expenses 3,813,955 770,460 3,170,323 3,407,020
Less expense reimbursements ............................. (145,820) (151,809) (230,150) (298,676)
Net Expenses 3,668,135 618,651 2,940,173 3,108,344
Net Investment Income (Loss) 15,270,823 1,033,934 15,751,840 16,135,476
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of foreign capital gains tax of $ — , $ — , $ — and $ 2,356,959 ) ..... 118,684,484 12,414,577 20,466,894 35,958,057
Settlement of foreign currency and foreign currency transactions .. — — (23,543) (266,016)
Expiration or closing of futures contracts .................... 8,015,438 84,572 3,020,350 176,126
Net realized gain (loss) 126,699,922 12,499,149 23,463,701 35,868,167
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of changes in deferred foreign capital gains tax of $ — , $ — , $ — and $ 4,910,093 ) 175,515,895 11,312,275 74,475,362 75,062,877
Foreign currency and foreign currency transactions ............ — — 74,324 15,376
Futures contracts ..................................... 2,869,984 369,689 1,080,751 2,178,204
Net change in unrealized appreciation (depreciation) 178,385,879 11,681,964 75,630,437 77,256,457
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 305,085,801 24,181,113 99,094,138 113,124,624
Net increase (decrease) in net assets resulting from operations $ 320,356,624 $ 25,215,047 $ 114,845,978 $ 129,260,100
†
Net of foreign taxes withheld of ............................ $ 26,014 $ 820 $ 1,748,706 $ 2,717,564

Statements of Operations

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2024
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 6,663,742 $ 1,425,665 $ 4,769,457 $ 48,145,778
Interest income ......................................... 268 804 7,449 8,843
European Union tax reclaims ............................... — — 387,336 —
Total Income 6,664,010 1,426,469 5,164,242 48,154,621
EXPENSES:
Investment advisory fees .................................. 1,657,130 660,419 856,923 6,800,349
Custody fees ........................................... 25,541 27,453 36,832 73,362
Administration & accounting fees ............................ 140,139 31,111 45,431 577,516
Legal fees ............................................. 65,229 42,886 21,923 211,712
Audit & tax fees ......................................... 56,241 56,392 73,656 62,116
Shareholder reporting fees ................................ 50,810 27,159 24,956 138,090
Transfer agent fees ...................................... 428,879 137,847 145,417 1,440,275
Trustee fees ........................................... 46,799 11,194 15,963 197,104
Distribution fees—Class N ................................. 179,821 6,015 10,585 436,703
Interest expense ........................................ 37,190 21,078 19,739 237,553
Interfund lending expense ................................. — 93 8,718 1,481
Recoupment of reimbursement ............................. 8,354 — — 11,265
Registration fees ........................................ 57,507 52,268 52,891 87,807
European Union tax reclaim fees ............................ — — 146,607 —
Other expenses ........................................ 29,111 7,599 17,847 130,917
Total Expenses 2,782,751 1,081,514 1,477,488 10,406,250
Less expense reimbursements ............................. (145,043) (168,555) (193,487) (68,284)
Net Expenses 2,637,708 912,959 1,284,001 10,337,966
Net Investment Income (Loss) 4,026,302 513,510 3,880,241 37,816,655
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 73,969,235 24,360,022 30,084,985 476,102,757
Settlement of foreign currency and foreign currency transactions .. (42) 25 (10,801) —
Expiration or closing of futures contracts .................... 3,038,206 852,390 993,685 20,644,803
Net realized gain (loss) 77,007,399 25,212,437 31,067,869 496,747,560
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 138,881,820 19,610,002 21,336,856 82,511,782
Foreign currency and foreign currency transactions ............ 57 — 48,529 —
Futures contracts ..................................... 1,157,380 351,883 198,736 7,037,178
Net change in unrealized appreciation (depreciation) 140,039,257 19,961,885 21,584,121 89,548,960
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 217,046,656 45,174,322 52,651,990 586,296,520
Net increase (decrease) in net assets resulting from operations $ 221,072,958 $ 45,687,832 $ 56,532,231 $ 624,113,175
†
Net of foreign taxes withheld of ............................ $ 1,433 $ 963 $ 523,954 $ —

Statements of Operations

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2024
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
...................................................................... $ 7,288,052 $ 9,204,842
Interest income ........................................................................ 3,093 11,944
Total Income 7,291,145 9,216,786
EXPENSES:
Investment advisory fees ................................................................. 1,002,016 2,128,252
Custody fees .......................................................................... 45,989 56,113
Administration & accounting fees ........................................................... 53,050 74,795
Legal fees ............................................................................ 19,941 30,795
Audit & tax fees ........................................................................ 70,502 97,936
Shareholder reporting fees ............................................................... 25,192 25,883
Transfer agent fees ..................................................................... 88,110 45,322
Trustee fees .......................................................................... 18,633 25,611
Distribution fees—Class N ................................................................ 7,583 17,857
Interest expense ....................................................................... 14,374 35,209
Interfund lending expense ................................................................ 19,042 —
Recoupment of reimbursement ............................................................ 808 99
Registration fees ....................................................................... 54,191 53,736
Other expenses ....................................................................... 39,437 31,467
Total Expenses 1,458,868 2,623,075
Less expense reimbursements ............................................................ (199,358) (55,616)
Net Expenses 1,259,510 2,567,459
Net Investment Income (Loss) 6,031,635 6,649,327
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 536,370 35,009,560
Settlement of foreign currency and foreign currency transactions ................................. 9,913 (362,051)
Settlement of forward foreign currency exchange contracts ..................................... — (3,092,273)
Expiration or closing of futures contracts ................................................... 1,301,609 16,222,600
Expiration or closing of swap contracts .................................................... — (2,214,207)
Net realized gain (loss) 1,847,892 45,563,629
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................. 41,200,921 42,333,522
Foreign currency and foreign currency transactions ........................................... 40,435 10,642
Forward foreign currency exchange contracts ............................................... — 1,512,989
Futures contracts .................................................................... 76,622 1,773,001
Swap contracts ...................................................................... — (741,461)
Net change in unrealized appreciation (depreciation) 41,317,978 44,888,693
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 43,165,870 90,452,322
Net increase (decrease) in net assets resulting from operations $ 49,197,505 $ 97,101,649
†
Net of foreign taxes withheld of ........................................................... $ 642,757 $ 456,473

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 15,270,823 $ 16,440,653 $ 1,033,934 $ 1,243,977
Net realized gain (loss) ............................. 126,699,922 116,420,293 12,499,149 6,446,910
Net change in unrealized appreciation (depreciation) ....... 178,385,879 61,121,114 11,681,964 10,110,306
Net increase (decrease) in net assets resulting from
operations 320,356,624 193,982,060 25,215,047 17,801,193
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (25,618,468) (21,320,561) (3,798,567) (611,222)
Class N ...................................... (661,804) (513,480) (362,009) (23,046)
Class R6 ..................................... (107,796,828) (73,686,731) (2,704,683) (379,583)
Total distributions (134,077,100) (95,520,772) (6,865,259) (1,013,851)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 50,840,908 16,711,514 12,948,979 15,235,436
Reinvestment of distributions ......................... 23,419,876 19,925,876 3,615,622 476,317
Cost of shares redeemed ........................... (58,855,983) (65,032,528) (22,050,642) (26,851,549)
Net increase (decrease) from capital transactions 15,404,801 (28,395,138) (5,486,041) (11,139,796)
CLASS N — — — —
Proceeds from shares sold .......................... 710,413 230,838 3,604,184 389,071
Reinvestment of distributions ......................... 646,778 504,148 357,360 22,424
Cost of shares redeemed ........................... (1,249,044) (1,493,247) (1,904,514) (1,899,665)
Net increase (decrease) from capital transactions 108,147 (758,261) 2,057,030 (1,488,170)
CLASS R6 — — — —
Proceeds from shares sold .......................... 119,982,341 135,709,289 7,514,906 2,072,527
Reinvestment of distributions ......................... 105,165,737 72,035,186 2,665,159 374,627
Cost of shares redeemed ........................... (223,731,334) (194,243,534) (10,830,397) (7,098,491)
Net increase (decrease) from capital transactions 1,416,744 13,500,941 (650,332) (4,651,337)
Net increase (decrease) in net assets resulting from capital transactions 16,929,692 (15,652,458) (4,079,343) (17,279,303)
Total increase (decrease) in net assets 203,209,216 82,808,830 14,270,445 (491,961)
NET ASSETS:
Beginning of period ................................ 1,015,092,935 932,284,105 101,614,868 102,106,829
End of period ................................... $ 1,218,302,151 $ 1,015,092,935 $ 115,885,313 $ 101,614,868
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,157,756 12,877,494 3,635,850 4,363,260
Shares sold ..................................... 2,684,223 1,005,743 721,775 1,004,167
Shares issued on reinvestment of distributions ........... 1,376,021 1,299,796 214,450 32,315
Shares redeemed ................................. (3,252,958) (4,025,277) (1,295,287) (1,763,892)
Shares outstanding, end of period 11,965,042 11,157,756 3,276,788 3,635,850
CLASS N
Shares outstanding, beginning of period ................ 289,173 331,906 268,845 363,208
Shares sold ..................................... 37,534 14,034 212,207 25,623
Shares issued on reinvestment of distributions ........... 37,538 32,526 21,196 1,521
Shares redeemed ................................. (67,498) (89,293) (107,885) (121,507)
Shares outstanding, end of period 296,747 289,173 394,363 268,845
CLASS R6
Shares outstanding, beginning of period ................ 46,312,501 45,085,069 2,396,643 2,695,000
Shares sold ..................................... 6,626,068 8,213,075 430,325 133,068
Shares issued on reinvestment of distributions ........... 6,189,861 4,708,182 157,889 25,398
Shares redeemed ................................. (12,245,615) (11,693,825) (625,802) (456,823)
Shares outstanding, end of period 46,882,815 46,312,501 2,359,055 2,396,643

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 15,751,840 $ 14,110,858 $ 16,135,476 $ 21,182,996
Net realized gain (loss) ............................. 23,463,701 14,642,795 35,868,167 (7,282,418)
Net change in unrealized appreciation (depreciation) ....... 75,630,437 75,899,938 77,256,457 54,526,496
Net increase (decrease) in net assets resulting from
operations 114,845,978 104,653,591 129,260,100 68,427,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,729,358) (2,036,519) (2,357,124) (1,929,495)
Class N ...................................... (33,686) (29,800) (31,555) (32,365)
Class R6 ..................................... (14,300,082) (11,786,662) (25,141,922) (20,032,402)
Total distributions (17,063,126) (13,852,981) (27,530,601) (21,994,262)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 38,067,855 26,937,812 32,006,011 16,089,829
Reinvestment of distributions ......................... 2,727,983 2,035,042 2,357,124 1,929,495
Cost of shares redeemed ........................... (33,542,983) (22,936,828) (22,159,583) (18,164,595)
Net increase (decrease) from capital transactions 7,252,855 6,036,026 12,203,552 (145,271)
CLASS N — — — —
Proceeds from shares sold .......................... 464,693 74,510 7,121,153 10,845,077
Reinvestment of distributions ......................... 31,498 28,173 31,555 32,365
Cost of shares redeemed ........................... (389,534) (358,688) (7,164,219) (11,175,292)
Net increase (decrease) from capital transactions 106,657 (256,005) (11,511) (297,850)
CLASS R6 — — — —
Proceeds from shares sold .......................... 60,160,315 54,693,892 27,400,234 44,669,362
Reinvestment of distributions ......................... 13,833,657 11,435,804 24,722,578 19,761,907
Cost of shares redeemed ........................... (58,303,128) (58,814,550) (134,445,961) (54,479,261)
Net increase (decrease) from capital transactions 15,690,844 7,315,146 (82,323,149) 9,952,008
Net increase (decrease) in net assets resulting from capital transactions 23,050,356 13,095,167 (70,131,108) 9,508,887
Total increase (decrease) in net assets 120,833,208 103,895,777 31,598,391 55,941,699
NET ASSETS:
Beginning of period ................................ 478,585,707 374,689,930 500,589,830 444,648,131
End of period ................................... $ 599,418,915 $ 478,585,707 $ 532,188,221 $ 500,589,830
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,928,202 6,411,784 5,284,047 5,275,790
Shares sold ..................................... 2,808,291 2,310,116 3,070,858 1,790,113
Shares issued on reinvestment of distributions ........... 216,335 185,679 253,182 215,827
Shares redeemed ................................. (2,542,511) (1,979,377) (2,237,436) (1,997,683)
Shares outstanding, end of period 7,410,317 6,928,202 6,370,651 5,284,047
CLASS N
Shares outstanding, beginning of period ................ 88,593 110,628 72,730 99,457
Shares sold ..................................... 34,146 6,497 730,226 1,126,513
Shares issued on reinvestment of distributions ........... 2,488 2,563 3,353 3,588
Shares redeemed ................................. (29,510) (31,095) (717,361) (1,156,828)
Shares outstanding, end of period 95,717 88,593 88,948 72,730
CLASS R6
Shares outstanding, beginning of period ................ 32,630,968 32,028,676 48,071,527 46,979,760
Shares sold ..................................... 4,609,445 4,626,688 2,781,118 4,807,102
Shares issued on reinvestment of distributions ........... 1,099,655 1,046,277 2,658,342 2,212,980
Shares redeemed ................................. (4,414,153) (5,070,673) (13,602,522) (5,928,315)
Shares outstanding, end of period 33,925,915 32,630,968 39,908,465 48,071,527

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 4,026,302 $ 8,983,324 $ 513,510 $ 1,956,906
Net realized gain (loss) ............................. 77,007,399 83,204,864 25,212,437 7,890,023
Net change in unrealized appreciation (depreciation) ....... 140,039,257 205,482 19,961,885 12,583,609
Net increase (decrease) in net assets resulting from
operations 221,072,958 92,393,670 45,687,832 22,430,538
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (44,486,489) (42,896,531) (4,888,127) (932,882)
Class N ...................................... (8,363,820) (5,487,520) (68,994) (11,897)
Class R6 ..................................... (29,661,848) (24,389,801) (1,020,345) (313,180)
Total distributions (82,512,157) (72,773,852) (5,977,466) (1,257,959)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 18,800,455 47,447,064 12,933,952 15,470,095
Reinvestment of distributions ......................... 43,714,466 42,126,060 4,810,346 920,971
Cost of shares redeemed ........................... (162,453,322) (158,303,975) (78,497,081) (53,691,461)
Net increase (decrease) from capital transactions (99,938,401) (68,730,851) (60,752,783) (37,300,395)
CLASS N — — — —
Proceeds from shares sold .......................... 14,230,733 12,688,573 1,174,404 416,435
Reinvestment of distributions ......................... 8,363,819 5,487,518 68,994 11,897
Cost of shares redeemed ........................... (18,468,606) (11,450,492) (388,766) (3,495,672)
Net increase (decrease) from capital transactions 4,125,946 6,725,599 854,632 (3,067,340)
CLASS R6 — — — —
Proceeds from shares sold .......................... 26,113,650 31,855,675 4,516,971 4,372,456
Reinvestment of distributions ......................... 29,390,076 24,052,140 1,020,342 313,180
Cost of shares redeemed ........................... (66,658,529) (61,016,844) (4,839,726) (29,144,984)
Net increase (decrease) from capital transactions (11,154,803) (5,109,029) 697,587 (24,459,348)
Net increase (decrease) in net assets resulting from capital transactions (106,967,258) (67,114,281) (59,200,564) (64,827,083)
Total increase (decrease) in net assets 31,593,543 (47,494,463) (19,490,198) (43,654,504)
NET ASSETS:
Beginning of period ................................ 644,794,043 692,288,506 156,951,272 200,605,776
End of period ................................... $ 676,387,586 $ 644,794,043 $ 137,461,074 $ 156,951,272
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 18,193,865 21,627,910 7,494,967 9,607,947
Shares sold ..................................... 908,509 2,443,198 634,072 893,412
Shares issued on reinvestment of distributions ........... 2,292,316 2,280,783 254,516 54,885
Shares redeemed ................................. (7,680,687) (8,158,026) (3,898,529) (3,061,277)
Shares outstanding, end of period 13,714,003 18,193,865 4,485,026 7,494,967
CLASS N
Shares outstanding, beginning of period ................ 3,138,139 2,771,259 104,462 282,926
Shares sold ..................................... 677,468 658,085 55,915 23,651
Shares issued on reinvestment of distributions ........... 438,126 296,462 3,641 708
Shares redeemed ................................. (877,329) (587,667) (19,824) (202,823)
Shares outstanding, end of period 3,376,404 3,138,139 144,194 104,462
CLASS R6
Shares outstanding, beginning of period ................ 11,747,699 11,942,542 1,314,013 2,754,503
Shares sold ..................................... 1,238,815 1,623,713 222,871 250,425
Shares issued on reinvestment of distributions ........... 1,550,928 1,310,029 54,274 18,765
Shares redeemed ................................. (3,229,822) (3,128,585) (241,758) (1,709,680)
Shares outstanding, end of period 11,307,620 11,747,699 1,349,400 1,314,013

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 3,880,241 $ 8,839,480 $ 37,816,655 $ 59,603,522
Net realized gain (loss) ............................. 31,067,869 36,268,204 496,747,560 578,908,370
Net change in unrealized appreciation (depreciation) ....... 21,584,121 24,974,823 89,548,960 (148,875,071)
Net increase (decrease) in net assets resulting from
operations 56,532,231 70,082,507 624,113,175 489,636,821
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (15,826,491) (4,633,520) (385,770,639) (267,895,560)
Class N ...................................... (515,634) (990,942) (38,165,734) (28,766,703)
Class R6 ..................................... (10,856,841) (4,034,945) (154,828,622) (96,298,507)
Total distributions (27,198,966) (9,659,407) (578,764,995) (392,960,770)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 4,876,450 16,214,764 165,942,889 317,261,768
Reinvestment of distributions ......................... 15,399,047 4,524,192 380,629,673 262,708,832
Cost of shares redeemed ........................... (68,810,727) (67,838,711) (1,120,611,140) (1,260,558,103)
Net increase (decrease) from capital transactions (48,535,230) (47,099,755) (574,038,578) (680,587,503)
CLASS N — — — —
Proceeds from shares sold .......................... 948,408 5,145,397 20,835,437 40,265,043
Reinvestment of distributions ......................... 515,633 990,942 37,988,855 28,671,262
Cost of shares redeemed ........................... (2,506,737) (43,176,576) (125,573,000) (146,258,148)
Net increase (decrease) from capital transactions (1,042,696) (37,040,237) (66,748,708) (77,321,843)
CLASS R6 — — — —
Proceeds from shares sold .......................... 6,737,996 10,832,011 143,663,466 233,135,224
Reinvestment of distributions ......................... 10,739,407 4,024,462 151,051,680 93,694,428
Cost of shares redeemed ........................... (22,339,279) (83,012,562) (307,217,003) (484,348,576)
Net increase (decrease) from capital transactions (4,861,876) (68,156,089) (12,501,857) (157,518,924)
Net increase (decrease) in net assets resulting from capital transactions (54,439,802) (152,296,081) (653,289,143) (915,428,270)
Total increase (decrease) in net assets (25,106,537) (91,872,981) (607,940,963) (818,752,219)
NET ASSETS:
Beginning of period ................................ 227,752,483 319,625,464 3,125,253,516 3,944,005,735
End of period ................................... $ 202,645,946 $ 227,752,483 $ 2,517,312,553 $ 3,125,253,516
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,697,822 11,583,846 83,488,542 109,433,399
Shares sold ..................................... 299,892 1,052,112 6,911,911 12,251,552
Shares issued on reinvestment of distributions ........... 998,641 297,253 17,452,071 10,610,211
Shares redeemed ................................. (4,073,696) (4,235,389) (46,365,727) (48,806,620)
Shares outstanding, end of period 5,922,659 8,697,822 61,486,797 83,488,542
CLASS N
Shares outstanding, beginning of period ................ 296,137 2,495,431 8,957,331 11,904,275
Shares sold ..................................... 53,446 328,269 864,692 1,586,000
Shares issued on reinvestment of distributions ........... 32,822 65,108 1,741,809 1,158,903
Shares redeemed ................................. (148,591) (2,592,671) (5,207,256) (5,691,847)
Shares outstanding, end of period 233,814 296,137 6,356,576 8,957,331
CLASS R6
Shares outstanding, beginning of period ................ 5,189,534 9,368,955 30,490,402 36,571,253
Shares sold ..................................... 396,326 679,463 6,075,197 8,898,089
Shares issued on reinvestment of distributions ........... 698,271 264,942 6,938,525 3,790,228
Shares redeemed ................................. (1,362,088) (5,123,826) (13,039,852) (18,769,168)
Shares outstanding, end of period 4,922,043 5,189,534 30,464,272 30,490,402

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 6,031,635 $ 7,314,966 $ 6,649,327 $ 7,331,742
Net realized gain (loss) ............................. 1,847,892 911,035 45,563,629 6,819,047
Net change in unrealized appreciation (depreciation) ....... 41,317,978 33,825,268 44,888,693 55,133,252
Net increase (decrease) in net assets resulting from
operations 49,197,505 42,051,269 97,101,649 69,284,041
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,636,946) (2,187,535) (618,080) (310,435)
Class N ...................................... (77,666) (109,199) (414,975) (259,557)
Class R6 ..................................... (5,492,727) (3,177,917) (18,123,018) (12,318,896)
Total distributions (8,207,339) (5,474,651) (19,156,073) (12,888,888)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,860,655 19,092,074 547,430 4,938,743
Reinvestment of distributions ......................... 2,603,573 2,173,256 617,560 310,105
Cost of shares redeemed ........................... (56,622,735) (48,180,646) (3,290,643) (1,441,037)
Net increase (decrease) from capital transactions (50,158,507) (26,915,316) (2,125,653) 3,807,811
CLASS N — — — —
Proceeds from shares sold .......................... 222,706 386,900 2,245,368 1,018,175
Reinvestment of distributions ......................... 77,639 109,181 414,588 259,185
Cost of shares redeemed ........................... (1,083,799) (4,511,395) (6,106,662) (1,304,499)
Net increase (decrease) from capital transactions (783,454) (4,015,314) (3,446,706) (27,139)
CLASS R6 — — — —
Proceeds from shares sold .......................... 44,444,566 44,433,824 43,528,288 33,581,108
Reinvestment of distributions ......................... 5,078,610 2,833,021 18,113,246 12,302,894
Cost of shares redeemed ........................... (44,915,141) (32,839,959) (63,686,619) (57,945,613)
Net increase (decrease) from capital transactions 4,608,035 14,426,886 (2,045,085) (12,061,611)
Net increase (decrease) in net assets resulting from capital transactions (46,333,926) (16,503,744) (7,617,444) (8,280,939)
Total increase (decrease) in net assets (5,343,760) 20,072,874 70,328,132 48,114,214
NET ASSETS:
Beginning of period ................................ 255,155,496 235,082,622 320,873,242 272,759,028
End of period ................................... $ 249,811,736 $ 255,155,496 $ 391,201,374 $ 320,873,242
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,725,767 8,699,248 1,306,042 874,571
Shares sold ..................................... 277,666 1,481,506 52,541 554,178
Shares issued on reinvestment of distributions ........... 191,862 172,481 65,419 38,050
Shares redeemed ................................. (4,035,747) (3,627,468) (347,793) (160,757)
Shares outstanding, end of period 3,159,548 6,725,767 1,076,209 1,306,042
CLASS N
Shares outstanding, beginning of period ................ 225,557 508,905 755,307 758,506
Shares sold ..................................... 15,433 28,114 219,868 115,953
Shares issued on reinvestment of distributions ........... 5,491 8,347 44,579 32,277
Shares redeemed ................................. (73,112) (319,809) (571,234) (151,429)
Shares outstanding, end of period 173,369 225,557 448,520 755,307
CLASS R6
Shares outstanding, beginning of period ................ 12,491,883 11,334,719 32,041,639 33,234,891
Shares sold ..................................... 3,197,307 3,480,692 4,219,106 3,864,543
Shares issued on reinvestment of distributions ........... 374,805 225,200 1,904,653 1,500,353
Shares redeemed ................................. (3,207,223) (2,548,728) (6,296,191) (6,558,148)
Shares outstanding, end of period 12,856,772 12,491,883 31,869,207 32,041,639

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.59 0.24 5.13 5.37 (0.26) (2.08) (2.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0.27
6
3.03 3.30 (0.27) (1.44) (1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22 4.78 5.00 (0.23) (1 .56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.75 0.20 5.17 5.37 (0.21) (2.08) (2.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0.23
6
3.06 3.29 (0.21) (1.44) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17 4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.57 0.26 5.11 5.37 (0.27) (2.08) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0.29
6
3.02 3.31 (0.29) (1.44) (1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2 .30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24 4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.12 0.17
8
4.07 4.24 (0.17) (0.99) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0.17 2.33 2.50 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
9
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
10,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0 .13)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.09 0.13
8
4.06 4.19 (0.13) (0.99) (1.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0.13 2.32 2.45 (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
9
(3.62) (3.53) (0.03) (1 .05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
10,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.14 0 .19
8
4.09 4.28 (0.18) (0.99) (1.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0.19 2.32 2.51 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
9
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
10,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 20.62 33.33% $ 246,669 0.42% 0.41% 0.40% 1.29% 62%
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
6
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
7
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 20.83 32.97% $ 6,182 0.67% 0.66% 0.65% 1.03% 62%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
6
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
7
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 20.59 33.44% $ 965,451 0.32% 0.31% 0.30% 1.39% 62%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
6
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
7
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 19.20 27.35% $ 62,927 0.74% 0.61% 0.60% 0.96%
8
64%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
9
65%
$ 18.38 51.47% $ 67,830 0.83%
10
0.72%
10
0.71%
10
0.43%
10,11
60%
7
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 19.16 27.05% $ 7,557 1.02% 0.86% 0.85% 0.72%
8
64%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
9
65%
$ 18.32 51.05% $ 8,123 1.08%
10
0.97%
10
0.96%
10
0.16%
10,11
60%
7
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 19.25 27.60% $ 45,401 0.67% 0.51% 0.50% 1.06%
8
64%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
9
65%
$ 18.41 51.60% $ 54,607 0.74%
10
0.63%
10
0.62%
10
0.64%
10,11
60%
7
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.09 0.37
13
2.45 2.82 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0.35 2.37 2.72 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34 2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0 .25) (0.03) (0.34) — (0.34)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.10 0.34
13
2.46 2.80 (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0.32 2.36 2.68 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28 2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.07 0.39
13
2.43 2.82 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0.37 2.35 2.72 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37 2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
AQR EMERGING MULTI-STYLE II FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0.34 2.31 2.65 (0.54) — (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.39 0.90 1.29 (0.41) — (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
AQR EMERGING MULTI-STYLE II FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0 .26 2.39 2.65 (0.49) — (0.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0.51 0.75 1.26 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0.33 2.33 2.66 (0.55) — (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.40 0.90 1.30 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0 .25)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.49 23.85% $ 107,359 0.66%
13
0.62%
13
0.62%
13
2.76%
13
61%
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
7
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 14.51 23.59% $ 1,389 0.91%
13
0.87%
13
0.87%
13
2.54%
13
61%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
7
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 14.46 23.92% $ 490,671 0.56%
13
0.52%
13
0.52%
13
2.91%
13
61%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
7
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.48 29.64% $ 73,128 0.76% 0.72% 0.71% 3.32% 61%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
11
61%
7
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 11.58 29.36% $ 1,030 1.02% 0.97% 0.96% 2.59% 61%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
11
61%
7
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 11.48 29.78% $ 458,030 0.68% 0.62% 0.61% 3.27% 61%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
11
61%
7
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0.13 6.91 7.04 (0.21) (2.49) (2.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0.25 2.24 2.49 (0.24) (1.80) (2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0 .13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10 6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0.07 6.92 6.99 (0.18) (2.49) (2.67)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0.19 2.26 2.45 (0.19) (1.80) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04 6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.43 0.15 6.88 7.03 (0.23) (2.49) (2.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0.26 2.23 2.49 (0.26) (1.80) (2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4 .25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13 6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.62 0.07 6.09 6.16 (0.15) (0.61) (0.76)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0.17
6
1.67 1.84 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
9
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
14
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.61 0.02 6.09 6.11 (0.08) (0.61) (0.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0.14
6
1.66 1.80 (0.05) — (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
9
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07) 7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.54 0 .09 6.07 6.16 (0.18) (0.61) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0.20
6
1.65 1.85 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
9
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03 7.89 7.92 (0 .17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 23.87 39.57% $ 327,410 0.43% 0.41% 0.40% 0.60% 53%
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
7
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 23.85 39.22% $ 80,533 0.68% 0.66% 0.65% 0.35% 53%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
7
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 23.74 39.74% $ 268,445 0.33% 0.31% 0.30% 0.70% 53%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
7
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 23.02 35.90% $ 103,227 0.75% 0.63% 0.62% 0.33% 60%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
6
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
9
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
7
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 23.03 35.53% $ 3,321 1.00% 0.88% 0.87% 0.09% 60%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
6
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
9
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
7
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 22.91 36.05% $ 30,913 0.65% 0.53% 0.52% 0.44% 60%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
6
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
9
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
7
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.07 0.30
13
4.09 4.39 (1.06) (1.10) (2.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0.42 2.44 2.86 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29 2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.03 0.25
13
4.15 4.40 (0.72) (1.10) (1.82)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.43 2.38 2.81 (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23 2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.04 0.32
13
4.08 4.40 (1.08) (1.10) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.46 2.40 2.86 (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31 2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.43 0.34 5.18 5.52 (0.52) (4.81) (5.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0.40 2.61 3.01 (0.35) (2.22) (2.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31 4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.35 0.27 5.17 5.44 (0.42) (4.81) (5.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0.33 2.60 2.93 (0.26) (2.22) (2.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24 4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.41 0.35 5.17 5 .52 (0.54) (4.81) (5.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0.43 2.60 3.03 (0.37) (2.22) (2.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33 4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 18.30 29.82% $ 108,403 0.72%
13
0.63%
13
0.62%
13
1.76%
13
56%
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
7
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 18.61 29.55% $ 4,351 0.98%
13
0.88%
13
0.87%
13
1.44%
13
56%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
7
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 18.26 29.98% $ 89,892 0.63%
13
0.53%
13
0.52%
13
1.90%
13
56%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
7
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 25.62 25.38% $ 1,575,463 0.38% 0.38% 0.37% 1.39% 21%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 25.56 25.02% $ 162,498 0.66% 0.66% 0.65% 1.12% 21%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 25.58 25.42% $ 779,352 0.32% 0.31% 0.30% 1.46% 21%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0.30 2.43 2.73 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0.34 1.59 1.93 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0 .20
12
0.43 (0.34) — (0.34)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.60 0.31 2.49 2.80 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0.32 1.66 1.98 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0.35 2.38 2.73 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0.36 1.60 1.96 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.35 0.18 2.67 2.85 (0.28) (0.29) (0.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0.20
6
1 .74 1.94 (0.11) (0.25) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0 .12)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.20 0.16 2.62 2.78 (0.26) (0.29) (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0.17
6
1.72 1.89 (0.10) (0.25) (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0.20 2.68 2.88 (0.29) (0.29) (0.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0.21
6
1.76 1.97 (0.13) (0.25) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)

AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 15.43 21.23% $ 48,753 0.64% 0.57% 0.56% 2.17% 22%
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 16.05 20.93% $ 2,782 0.90% 0.82% 0.81% 2.11% 22%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 15.42 21.29% $ 198,277 0.55% 0.47% 0.46% 2.50% 22%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 11.63 31.91% $ 12,518 0.83% 0.81% 0.80% 1.77% 121%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
6
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 11.43 31.57% $ 5,128 1.08% 1.06% 1.05% 1.59% 121%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
6
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 11.72 32.01% $ 373,555 0.73% 0.71% 0.70% 1.88% 121%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
6
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%

Financial Highlights
AQR Funds | Annual Report | September 2024
The accompanying notes are an integral part of these financial statements.
September 30, 2024
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
AND/OR WAIVERS
EXPENSES,
NET OF
REIMBURSEMENTS
AND/OR WAIVERS
AQR Small Cap Multi-Style Fund – Class I and N .
$ 0 .01
0 .07%
0 .11%
0 .11%
AQR Small Cap Multi-Style Fund – Class R6 ....
0 .01
0 .08
0 .12
0 .12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
AND/OR WAIVERS
EXPENSES,
NET OF
REIMBURSEMENTS
AND/OR WAIVERS
AQR International Multi-Style Fund ...........
$ 0.01
0.11%
0.07%
0 .07%
AQR International Momentum Style Fund ......
0.02
0.11
0.07
0.07
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Excludes activity related to Funds’ reorganizations.
8
For the year ended September 30, 2024, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.03 and
0.18%, respectively.
9
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
10
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the
Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and/or Waivers, and Expenses, Net of
Reimbursements and/or Waivers, of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
13
For the year ended September 30, 2024, certain Funds received European Union ("EU") tax reclaims and incurred the related fees. Had these
EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements
and/or Waivers, and Expenses, Net of Reimbursements and/or Waivers, of each class would have been reduced by the amounts and percentages shown below:
14
Amount is less than $.005 per share.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2024, the Trust consists of twenty-
two active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September
30, 2024, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,154,069,604 $ – $ – $ 1,154,069,604
Investment Companies ........................... 61,387,973 – – 61,387,973
Futures Contracts* ............................... 1,258,629 – – 1,258,629
Total Assets $ 1,216,716,206 $ – $ – $ 1,216,716,206
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 110,257,819 $ – $ 2,663 $ 110,260,482
Investment Companies ........................... 5,325,329 – – 5,325,329
Futures Contracts* ............................... 196,032 – – 196,032
Total Assets $ 115,779,180 $ – $ 2,663 $ 115,781,843
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 75,551,360 $ 493,361,738 $ – $ 568,913,098
Investment Companies ........................... 26,746,810 – – 26,746,810
Futures Contracts* ............................... 430,314 – – 430,314
Total Assets $ 102,728,484 $ 493,361,738 $ – $ 596,090,222
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 61,229,209 $ 437,310,975 $ 405,170 $ 498,945,354
Preferred Stocks
†
................................ 7,303,136 – – 7,303,136
Investment Companies ........................... 30,316,730 – – 30,316,730
Futures Contracts* ............................... 1,439,504 – – 1,439,504
Total Assets $ 100,288,579 $ 437,310,975 $ 405,170 $ 538,004,724

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 645,261,240 $ – $ – $ 645,261,240
Investment Companies ........................... 29,697,358 – – 29,697,358
Futures Contracts* ............................... 635,274 – – 635,274
Total Assets $ 675,593,872 $ – $ – $ 675,593,872
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 130,546,767 $ – $ 2,791 $ 130,549,558
Investment Companies ........................... 6,575,790 – – 6,575,790
Futures Contracts* ............................... 234,284 – – 234,284
Total Assets $ 137,356,841 $ – $ 2,791 $ 137,359,632
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 22,396,812 $ 171,325,421 $ – $ 193,722,233
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 7,366,341 – – 7,366,341
Futures Contracts* ............................... 119,027 – – 119,027
Total Assets $ 29,882,180 $ 171,325,421 $ –
(a)
$ 201,207,601
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,427,059,234 $ – $ – $ 2,427,059,234
Investment Companies ........................... 85,865,275 – – 85,865,275
Futures Contracts* ............................... 2,034,348 – – 2,034,348
Total Assets $ 2,514,958,857 $ – $ – $ 2,514,958,857
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 37,789,496 $ 200,893,854 $ – $ 238,683,350
Preferred Stocks
†
................................ – 3,168,828 – 3,168,828
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 6,742,822 – – 6,742,822
Futures Contracts* ............................... 105,290 – – 105,290
Total Assets $ 44,637,608 $ 204,062,682 $ –
(a)
$ 248,700,290
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 251,065,679 $ 88,969,579 $ –
(a)
$ 340,035,258
Preferred Stocks
†
................................ – 674,995 – 674,995
Investment Companies ........................... 37,838,421 – – 37,838,421
Total Return Swap Contracts* ....................... – 212,095 – 212,095
Futures Contracts* ............................... 1,912,956 – – 1,912,956
Forward Foreign Currency Exchange Contracts* ........ – 2,964,649 – 2,964,649
Total Assets $ 290,817,056 $ 92,821,318 $ –
(a)
$ 383,638,374
LIABILITIES
Total Return Swap Contracts* ....................... $ – $ (761,913) $ – $ (761,913)
Futures Contracts* ............................... (563,913) – – (563,913)
Forward Foreign Currency Exchange Contracts* ........ – (2,118,034) – (2,118,034)
Total Liabilities $ (563,913) $ (2,879,947) $ – $ (3,443,860)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
5. Federal Income Tax Matters
At September 30, 2024, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 677,316,186 $ 542,809,074 $ (3,409,054) $ 539,400,020
AQR Small Cap Multi-Style Fund ............................ 72,612,806 44,790,487 (1,621,450) 43,169,037
AQR International Multi-Style Fund .......................... 457,357,095 151,264,031 (12,530,904) 138,733,127
AQR Emerging Multi-Style II Fund ........................... 424,991,669 131,064,596 (18,051,541) 113,013,055
AQR Large Cap Momentum Style Fund ....................... 326,534,366 351,173,535 (2,114,029) 349,059,506
AQR Small Cap Momentum Style Fund ....................... 81,079,742 57,081,426 (801,536) 56,279,890
AQR International Momentum Style Fund ..................... 119,803,341 81,478,976 (74,716) 81,404,260
AQR Large Cap Defensive Style Fund ........................ 1,437,635,100 1,082,946,671 (5,622,914) 1,077,323,757
AQR International Defensive Style Fund ...................... 186,875,311 65,072,092 (3,247,113) 61,824,979
AQR Global Equity Fund .................................. 298,654,736 90,367,076 (8,827,298) 81,539,778
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Large Cap Multi-Style
Fund ................. $ 16,211,648 $ 105,490,994 $ 539,400,020 $ — $ — $ 661,102,662
AQR Small Cap Multi-Style
Fund ................. 761,009 11,375,151 43,169,036 — — 55,305,196
AQR International Multi-Style
Fund ................. 17,886,346 12,708,103 138,753,540 — — 169,347,989
AQR Emerging Multi-Style II
Fund ................. 22,079,781 — 106,284,921 (12,711,121) — 115,653,581
AQR Large Cap Momentum
Style Fund ............ 12,061,128 59,559,292 349,059,513 — — 420,679,933
AQR Small Cap Momentum
Style Fund ............ 293,419 20,066,910 56,279,888 — — 76,640,217
AQR International Momentum
Style Fund ............ 5,676,500 22,678,596 81,398,461 — — 109,753,557
AQR Large Cap Defensive
Style Fund ............ 43,153,179 369,931,122 1,077,323,758 — (698,819) 1,489,709,240
AQR International Defensive
Style Fund ............ 5,012,639 — 61,842,753 (10,696,403) — 56,158,989
AQR Global Equity Fund .... 28,824,569 18,105,695 81,528,191 — (45,145) 128,413,310
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
As of September 30, 2024, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications generally relate to utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the NAV of the Funds.
The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 were as follows:
During the year ended September 30, 2024, the Funds utilized capital loss carryforwards in the amounts listed below:
As of September 30, 2024, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (10,744,472) $ 10,744,472
AQR Small Cap Multi-Style Fund ................................................... (1,363,473) 1,363,473
AQR International Multi-Style Fund ................................................. (2,017,495) 2,017,495
AQR Emerging Multi-Style II Fund .................................................. (2,473,090) 2,473,090
AQR Large Cap Momentum Style Fund .............................................. (10,562,445) 10,562,445
AQR Small Cap Momentum Style Fund .............................................. (5,627,932) 5,627,932
AQR International Momentum Style Fund ............................................ (4,941,049) 4,941,049
AQR Large Cap Defensive Style Fund ............................................... (85,725,575) 85,725,575
AQR International Defensive Style Fund ............................................. (756,966) 756,966
AQR Global Equity Fund ......................................................... (3,663,841) 3,663,841
SEPTEMBER 30, 2024 SEPTEMBER 30, 2023
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 15,460,865 $ 118,616,235 $ 15,720,626 $ 79,800,146
AQR Small Cap Multi-Style Fund .................................... 1,027,904 5,837,355 1,013,851 —
AQR International Multi-Style Fund .................................. 17,063,126 — 13,852,981 —
AQR Emerging Multi-Style II Fund ................................... 27,530,601 — 21,994,262 —
AQR Large Cap Momentum Style Fund ............................... 6,585,815 75,926,342 8,683,857 64,089,995
AQR Small Cap Momentum Style Fund ............................... 1,225,531 4,751,935 1,257,959 —
AQR International Momentum Style Fund ............................. 13,333,279 13,865,687 9,659,407 —
AQR Large Cap Defensive Style Fund ................................ 56,525,318 522,239,677 56,858,124 336,102,646
AQR International Defensive Style Fund .............................. 8,207,339 — 5,474,651 —
AQR Global Equity Fund .......................................... 18,261,149 894,924 4,311,675 8,577,213
FUND SHORT-TERM LONG-TERM
AQR International Multi-Style Fund ......................................................... $ 8,581,600 $ –
AQR Emerging Multi-Style II Fund .......................................................... 34,513,167 –
AQR International Momentum Style Fund .................................................... 2,350,512 –
AQR International Defensive Style Fund ..................................................... 891,756 746,216
FUND SHORT-TERM LONG-TERM
AQR Emerging Multi-Style II Fund .................................................. $ 12,711,121 $ —
AQR International Defensive Style Fund ............................................. 4,998,825 5,697,578

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
6. Investment Transactions
During the year ended September 30, 2024, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at September 30, 2024:
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 660,688,044 $ 764,214,082
AQR Small Cap Multi-Style Fund ........................................................... 64,653,159 75,080,901
AQR International Multi-Style Fund ......................................................... 334,620,093 313,854,728
AQR Emerging Multi-Style II Fund .......................................................... 288,687,823 376,872,371
AQR Large Cap Momentum Style Fund ...................................................... 339,090,445 539,111,763
AQR Small Cap Momentum Style Fund ...................................................... 86,369,290 153,145,546
AQR International Momentum Style Fund .................................................... 115,825,984 199,909,545
AQR Large Cap Defensive Style Fund ....................................................... 561,363,753 1,705,353,339
AQR International Defensive Style Fund ..................................................... 51,528,555 91,878,020
AQR Global Equity Fund ................................................................. 375,764,656 391,792,496
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 1,258,629 196,032 430,314 1,439,504
Unrealized Appreciation on Futures Contracts
*
.................. $ 1,258,629 $ 196,032 $ 430,314 $ 1,439,504
1,258,629 196,032 430,314 1,439,504
Net Fair Value of Derivative Contracts: 1,258,629 196,032 430,314 1,439,504
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,258,629 196,032 430,314 1,439,504
1,258,629 196,032 430,314 1,439,504
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 635,274 234,284 119,027 2,034,348
Unrealized Appreciation on Futures Contracts
*
.................. $ 635,274 $ 234,284 $ 119,027 $ 2,034,348
635,274 234,284 119,027 2,034,348
Net Fair Value of Derivative Contracts: 635,274 234,284 119,027 2,034,348
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 635,274 234,284 119,027 2,034,348
635,274 234,284 119,027 2,034,348

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 105,290 3,450,876
Unrealized Appreciation on Futures Contracts
*
................................................. $ 105,290 $ 1,912,956
Swaps at Value (Assets) ................................................................. – 212,095
Unrealized Depreciation on Futures Contracts
*
................................................ – (563,913)
Swaps at Value (Liabilities) ............................................................... – (761,913)
105,290 3,450,876
Foreign Exchange Rate Risk Exposure: – 5,082,683
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 2,964,649
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (2,118,034)
– 5,082,683
Net Fair Value of Derivative Contracts: 105,290 1,096,021
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 105,290 1,349,043
Swaps at Value ........................................................................ – (549,818)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – 846,615
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the year ended September 30, 2024:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 8,015,438 84,572 3,020,350 176,126
Futures Contracts ....................................... $ 8,015,438 $ 84,572 $ 3,020,350 $ 176,126
8,015,437.599999 84,572.160001 3,020,350.000001 176,126
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 2,869,984 369,689 1,080,751 2,178,204
Futures Contracts ....................................... 2,869,984 369,689 1,080,751 2,178,204
2,869,984 369,689 1,080,751 2,178,204
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 3,038,206 852,390 993,685 20,644,803
Futures Contracts ....................................... $ 3,038,206 $ 852,390 $ 993,685 $ 20,644,803
3,038,205.74 852,389.81 993,685 20,644,803
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 1,157,380 351,883 198,736 7,037,178
Futures Contracts ....................................... 1,157,380 351,883 198,736 7,037,178
1,157,380 351,883 198,736 7,037,178
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,301,609 14,008,393
Futures Contracts ...................................................................... $ 1,301,609 $ 16,222,600
Swap Contracts ....................................................................... – (2,214,207)
1,301,608.6 14,008,392.530018
Foreign Exchange Rate Risk Exposure: – (3,092,273)
Forward Foreign Currency Exchange Contracts ................................................ – (3,092,273)
– (3,092,273)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 76,622 1,031,539
Futures Contracts ...................................................................... 76,622 1,773,001
Swap Contracts ....................................................................... – (741,461)
76,622 1,031,539
Foreign Exchange Rate Risk Exposure: – 1,512,989
Forward Foreign Currency Exchange Contracts ................................................ – 1,512,989
– 1,512,989

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of September 30, 2024:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $268,704 and total additional collateral pledged was $9,063,334.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,481,881 $ (1,059,320) $ 422,561 $ – $ (422,561) $ –
GSIN .......... Total Return Swap
Contracts 32,352 (32,352) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,482,768 (1,058,714) 424,054
JPMC .......... Total Return Swap
Contracts 179,743 (179,743) –
Total JPMC 1,662,511 (1,238,457) 424,054 – – 424,054
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,176,744 (2,330,129) 846,615 – (422,561) 424,054
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,059,320 $ (1,059,320) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 488,477 (32,352) 456,125 – (456,125)
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,058,714 (1,058,714) –
JPMC .......... Total Return Swap
Contracts 273,436 (179,743) 93,693
Total JPMC 1,332,150 (1,238,457) 93,693 – (93,693) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,879,947 (2,330,129) 549,818 – (549,818) –

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
For the year ended September 30, 2024, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 50,480,878 $ 4,906,943 $ 23,023,127 $ 19,246,656 $ 17,312,285
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 54,944,663 4,610,860 23,385,320 22,691,745 24,419,850
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 4,806,251 $ 5,794,887 $ 70,505,238 $ 8,595,483 $ 127,152,529
Average Notional Balance - Short – – – – 62,780,463
Ending Notional Balance - Long 5,510,540 6,468,280 78,201,663 5,721,940 123,711,679
Ending Notional Balance - Short – – – – 35,873,869
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 309,853,847
Average Settlement Value - Sold – – – – 270,994,930
Ending Value - Purchased – – – – 345,828,596
Ending Value - Sold – – – – 249,687,304
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 21,074,950
Average Notional Balance - Short – – – – 42,687,688
Ending Notional Balance - Long – – – – 15,467,819
Ending Notional Balance - Short – – – – 55,239,170
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2025 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund .................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
The amounts reimbursed by the Adviser for the year ended September 30, 2024, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2024 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2024 2024 20 25 20 26 20 27
AQR LARGE CAP MULTI-STYLE FUND
Class I ........... $ 24,212 $ 72,997 $ 23,291 $ 25,494 $ 24,212
Class N ........... 764 2,193 693 736 764
Class R6 .......... 120,844 310,262 83,787 105,631 120,844
Totals $ 145,820 $ 385,452 $ 107,771 $ 131,861 $ 145,820
AQR SMALL CAP MULTI-STYLE FUND
Class I ........... $ 74,155 $ 251,672 $ 90,011 $ 87,506 $ 74,155
Class N ........... 10,352 28,152 10,060 7,740 10,352
Class R6 .......... 67,302 199,541 67,379 64,860 67,302
Totals $ 151,809 $ 479,365 $ 167,450 $ 160,106 $ 151,809
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 37,575 $ 124,208 $ 49,588 $ 37,045 $ 37,575
Class N ........... 477 3,117 2,081 559 477
Class R6 .......... 192,098 621,016 244,956 183,962 192,098
Totals $ 230,150 $ 748,341 $ 296,625 $ 221,566 $ 230,150
AQR EMERGING MULTI-STYLE II FUND
Class I ........... $ 28,762 $ 101,009 $ 46,069 $ 26,178 $ 28,762
Class N ........... 559 3,353 2,182 612 559
Class R6 .......... 269,355 936,751 406,230 261,166 269,355
Totals $ 298,676 $ 1,041,113 $ 454,481 $ 287,956 $ 298,676
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 69,304 $ 221,981 $ 75,198 $ 77,479 $ 69,304
Class N ........... 17,167 38,765 7,938 13,660 17,167
Class R6 .......... 58,572 149,772 36,750 54,450 58,572
Totals $ 145,043 $ 410,518 $ 119,886 $ 145,589 $ 145,043
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 133,983 $ 414,110 $ 133,190 $ 146,937 $ 133,983
Class N ........... 2,879 9,939 3,895 3,165 2,879
Class R6 .......... 31,693 103,691 37,840 34,158 31,693
Totals $ 168,555 $ 527,740 $ 174,925 $ 184,260 $ 168,555
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 108,910 $ 378,306 $ 133,637 $ 135,759 $ 108,910
Class N ........... 3,981 45,066 21,928 19,157 3,981
Class R6 .......... 80,596 272,985 93,137 99,252 80,596
Totals $ 193,487 $ 696,357 $ 248,702 $ 254,168 $ 193,487
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 11,049 19,502 – 8,453 11,049
Class R6 .......... 57,235 112,749 21,892 33,622 57,235
Totals $ 68,284 $ 132,251 $ 21,892 $ 42,075 $ 68,284
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ........... $ 48,052 $ 239,221 $ 107,591 $ 83,578 $ 48,052
Class N ........... 2,293 13,365 6,311 4,761 2,293
Class R6 .......... 149,013 425,000 144,147 131,840 149,013
Totals $ 199,358 $ 677,586 $ 258,049 $ 220,179 $ 199,358
AQR GLOBAL EQUITY FUND
Class I ........... $ 1,804 $ 6,346 $ 2,627 $ 1,915 $ 1,804
Class N ........... 984 3,599 1,292 1,323 984
Class R6 .......... 52,828 169,060 56,255 59,977 52,828
Totals $ 55,616 $ 179,005 $ 60,174 $ 63,215 $ 55,616

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
During the year ended September 30, 2024, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 1,571 $ – $ –
AQR International Multi-Style Fund .......................................... – 11 –
AQR Large Cap Momentum Style Fund ....................................... 8,354 – –
AQR Large Cap Defensive Style Fund ........................................ – 5,568 5,697
AQR International Defensive Style Fund ...................................... – 808 –
AQR Global Equity Fund .................................................. – 99 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the
Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is reported as interfund lending expense on the
Statements of Operations.
During the reporting period, average borrowings from another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of September 30, 2024 by any of the Funds.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 15, 2024.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
AVERAGE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Small Cap Multi-Style Fund ......................... $ 4,659,000 5.91% 5 $ 3,771
AQR Small Cap Momentum Style Fund .................... 576,000 5.89 1 93
AQR International Momentum Style Fund .................. 3,379,625 5.88 3 8,718
AQR Large Cap Defensive Style Fund ..................... 9,200,000 5.88 1 1,481
AQR International Defensive Style Fund ................... 16,884,000 5.88 7 19,042

Notes to Financial Statements
AQR Funds | Annual Report | September 2024
September 30, 2024
During the reporting period, average borrowings under the line of credit were as follows:
There were no open borrowings as of September 30, 2024 by any of the Funds.
13. Principal Ownership
As of September 30, 2024, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
14. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
AVERAGE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $40,000,000 6.36% 2 $14,126
AQR Emerging Multi-Style II Fund ...................................... 13,390,000 6.36 10 23,643
AQR Small Cap Momentum Style Fund .................................. 11,466,667 6.45 3 12,318
AQR International Momentum Style Fund ................................ 12,360,000 6.36 3 6,548
AQR Large Cap Defensive Style Fund ................................... 106,445,000 6.43 4 76,070
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 91.01% – %
AQR Small Cap Multi-Style Fund ............................ 4 89.59 –
AQR International Multi-Style Fund .......................... 2 94.48 –
AQR Emerging Multi-Style II Fund ........................... 2 91.66 –
AQR Large Cap Momentum Style Fund ....................... 2 88.67 –
AQR Small Cap Momentum Style Fund ....................... 2 95.31 –
AQR International Momentum Style Fund ..................... 2 95.66 –
AQR Large Cap Defensive Style Fund ........................ 5 76.13 –
AQR International Defensive Style Fund ...................... 2 88.11 –
AQR Global Equity Fund .................................. 3 98.24 –

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2024
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style
Fund and AQR Global Equity Fund (ten of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024, and each of the financial highlights for each of the five years in the period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 20, 2024
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2024
For the fiscal year ended September 30, 2024, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2024:
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2024, the foreign taxes paid for each Fund was as follows:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 93.62%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR International Multi-Style Fund ........................................................................ 82.56%
AQR Emerging Multi-Style II Fund ......................................................................... 41.42%
AQR Large Cap Momentum Style Fund ..................................................................... 99.65%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR International Momentum Style Fund ................................................................... 69.69%
AQR Large Cap Defensive Style Fund ...................................................................... 94.93%
AQR International Defensive Style Fund .................................................................... 87.81%
AQR Global Equity Fund ................................................................................ 46.02%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 93.34%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR Emerging Multi-Style II Fund ......................................................................... 0.06%
AQR Large Cap Momentum Style Fund ..................................................................... 99.64%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR Large Cap Defensive Style Fund ...................................................................... 94.68%
AQR Global Equity Fund ................................................................................ 20.03%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 129,360,708
AQR Small Cap Multi-Style Fund .......................................................................... 7,207,631
AQR International Multi-Style Fund ........................................................................ 2,017,495
AQR Large Cap Momentum Style Fund ..................................................................... 86,474,865
AQR Small Cap Momentum Style Fund ..................................................................... 10,334,731
AQR International Momentum Style Fund ................................................................... 18,806,749
AQR Large Cap Defensive Style Fund ...................................................................... 607,979,685
AQR Global Equity Fund ................................................................................ 4,566,519
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $18,058,279 $0.4359
AQR Emerging Multi-Style II Fund .......................................................... 20,255,355 0.4368
AQR International Momentum Style Fund .................................................... 4,864,099 0.4391
AQR International Defensive Style Fund ..................................................... 7,326,352 0.4525
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $746,419 $0.0180
AQR Emerging Multi-Style II Fund .......................................................... 2,585,271 0.0558
AQR International Momentum Style Fund .................................................... 36,014 0.0033
AQR International Defensive Style Fund ..................................................... 582,457 0.0360

Other Information (Unaudited)
AQR Funds | Annual Report | September 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 30-31, 2024 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Global Equity Fund, AQR International Defensive Style Fund, AQR
International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive Style Fund, AQR Large Cap Momentum Style Fund,
AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-Style Fund, and AQR Emerging Multi-Style II Fund, and
certain other series of the Trust (the “Investment Management Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Investment Management
Agreement for an additional one-year period for each Fund. In approving the continuation of the Investment Management Agreement for a Fund, the
Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR; (b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits;
and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Investment Management Agreement for each Fund, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services Provided by AQR. The Board Members reviewed the services that AQR provided to the Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of
AQR regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Investment Management Agreement. The Board Members recognized the enterprise risk of AQR involved in providing services to the Funds over time.

Other Information (Unaudited)
AQR Funds | Annual Report | September 2024
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the
Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Investment Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and AQR’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases, Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers, and considered AQR’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
Representatives of AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the
Funds, which has contributed to positive relative performance for certain Funds in comparison to the Fund’s Performance Peers in the most recent year.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers or benchmark.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Investment Management
Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2023, the net expenses for all of the Funds were equal to or lower than the median net expenses of their Expense Peers.
The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Investment Management Agreement are reasonable and AQR’s profitability was not excessive.

Other Information (Unaudited)
AQR Funds | Annual Report | September 2024
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Investment Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Investment Management
Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Investment
Management Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Investment Management Agreement with respect to each
Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics.docx
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
November 25, 2024

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
November 25, 2024